UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza	61791-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2017

Date of reporting period: 06/30/2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss. Issued by:

State Farm Life Insurance Company

(Not licensed in MA, NY, or WI)

State Farm Life and Accident Assurance Company

(Licensed in NY and WI)

Home Office, Bloomington, Illinois

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

statefarm.com®

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2017, for the State Farm Variable Product Trust (“the Trust”). We encourage your review and consideration of this entire report.

While changes in the markets, either positive or negative, are part of investing, State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk.1 We believe individuals increase their chance for investment success by remaining focused on their long-term goals and maintaining an appropriate asset allocation mix.2

Market Review

During the 6-month period ended June 30, 2017, U.S. equity and fixed income markets experienced positive returns, while international equities generated even stronger gains.

Beginning the calendar year at a period low of 2,238, U.S. equity markets (as represented by the S&P 500® Index3) staged a series of uneven climbs before ending June 2017 at 2,423. Along the way, the S&P 500 Index set multiple closing price highs, including a new record of 2,453 on June 19. During this 6-month timeframe, U.S. equities entered the ninth year of their current bull market run while posting a 9.34% total return, including dividends.

As illustrated in the accompanying table, in addition to the 9.34% total return from large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) returned 7.99% and 4.99%, respectively, for the 6-month period ended June 30, 2017.

Positive factors influencing U.S. markets during the period included a resurgence in corporate earnings as well as continuing trends of generally subdued inflation, accommodative global central bank policy, generally positive employment data, and modest growth in U.S. Gross Domestic Product. In addition, early in the period, the potential pro-growth impacts anticipated from Trump administration policies helped support equity gains.

Major Market Indices	Year-to-Date Total Return as of 6/30/2017
S&P 500 Index	9.34%
Russell Midcap Index	7.99%
Russell 2000 Index	4.99%
MSCI EAFE Free Index	13.81%
MSCI All Country World Index ex-U.S. Index	14.10%
MSCI Emerging Markets Index	18.43%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	1.73%

Stocks rose sharply over the first two months of the year — the S&P 500 Index delivered 1.90% and 3.97% total returns in January and February, respectively — as investors digested news of expanding fourth-quarter (October – December) corporate profits, rising consumer confidence levels, and an acceleration in global growth. However, with March came signs of market headwinds. Congressional Republicans failed to pass a health care plan to replace the Affordable Care Act, raising questions regarding the new administration’s ability to achieve its other pro-growth policy goals. Pockets of anxiety regarding the health of the U.S. economy also appeared during this time, as did a sense of increased geopolitical uncertainty around the world. Together, these concerns put downward pressure on stocks, with the S&P 500 Index pulling back as it moved into early April. However, U.S. equities soon rebounded, charting a generally upward course through period end. During this time, stocks were buoyed by news of robust first-quarter (January – March) corporate earnings, a strong April jobs report, and an unemployment rate that ticked down to 4.3% in May, its lowest level since 2001.

Results were even stronger in the international equity markets. Signs of improving economic growth around the world and continued monetary stimulus measures helped to make global stocks — especially in emerging market countries — attractive to investors. Through

[1]	Investing involves risk, including potential for loss.

[2]	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

[3]	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[5]	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

June 2017, the MSCI EAFE Free® Index, MSCI All Country World Index (ACWI) ex-U.S. Index and MSCI Emerging Markets Index provided total returns of 13.81%, 14.10% and 18.43%, respectively.6 Within the MSCI EAFE Free Index, Austria paced top performers with a 32.76% return, while Norway turned in the lowest at 5.60%. Emerging markets extended the gains registered last year – the MSCI Emerging Markets Index ended with an 11.19% total return for calendar year 2016 – as Poland and Turkey led that Index through the first six months of 2017 with 33.78% and 32.21% returns, respectively. Meanwhile, after Russia’s stock market surged in late 2016 — in part on the prospect of the Trump U.S. administration lifting economic sanctions — the first six months of 2017 provided a different narrative. Through June 2017, Russia’s –14.18% return ended as the weakest among emerging market countries, as hopes diminished through the period for a sanctions reprieve and crude oil prices remained relatively low.7

Among major fixed income indices, the Bloomberg Barclays Intermediate U.S. Government/Credit Index posted a total return of 1.73%, as price increases added to bond coupon income.8 The U.S. Treasury yield curve flattened as shorter-term (3-month and 2-year) yields rose over the period while longer-term (10-year) yields decreased. Following on the heels of the Federal Reserve’s (the “Fed”) December 2016 interest rate increase, 3-month U.S. Treasury yields began the period at 0.51% and remained relatively stable through February, ranging between a period low of 0.50% and 0.55%.9 Those yields surged almost 0.20% within the first week of March alone, however, when better-than-anticipated economic news raised investors’ expectations for another Fed rate hike. As the Fed subsequently announced its second (March) and third (June) increases in seven months — ultimately raising its key interest rate target range to 1.00% - 1.25% — yields on 3-month Treasuries navigated a gradual ascent through June to end the 6-month period at 1.03%. Similarly, after starting January at 1.20% and moving between 1.12% and 1.27% over the first two months of the year, 2-year Treasury yields increased in early March, reaching a period high of 1.40% later that month before eventually settling at 1.38% on June 30, 2017.

During the period, further increases in the yields on both short- and long-term Treasuries were moderated by continued strong market demand. With the European Central Bank, Bank of Japan, and other foreign central banks maintaining their respective monetary stimulus measures, global bond yields remained low through June 2017. Consequently, fixed income investors continued to seek out the relatively higher returns found in U.S. Treasuries, exerting downward pressure on their yields. Longer-term U.S. Treasury yields were also negatively impacted by some concern — particularly in the latter half of the period — around the pace of U.S. economic growth and level of inflation. As a result, yields on 10-year Treasuries began January 2017 at 2.45% and after tracking within a relatively tight range of 2.14% (period low) and 2.62% (period high), ended June 2017 lower at 2.31%.

[6]	Source: Bloomberg. The MSCI Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2017, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[7]	Returns are reported in U.S. dollar terms for the MSCI EAFE Free Index, MSCI ACWI ex-US Index, and MSCI Emerging Markets Index.

[8]	Source: Bloomberg. The Bloomberg Barclays Intermediate U.S. Government/Credit Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[9]	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 2-year U.S. Treasury Note and a 10-year U.S. Treasury Note are debt obligations issued by the U.S. Treasury with maturities of 2 and 10 years, respectively, and that pay interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

Look for a detailed discussion of factors that impacted the performance of the Variable Product underlying Funds during the time frame of January 1, 2017, through December 31, 2017, in the State Farm Variable Product Trust Annual Report.

On behalf of the entire State Farm Variable Products team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2017. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[2]
Large Cap Equity Fund
Actual	1,000.00	1,089.69	0.70%	3.63
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
Small/Mid Cap Equity Fund[3]
Actual	1,000.00	1,028.17	0.80%	4.02
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01
International Equity Fund
Actual	1,000.00	1,207.32	1.00%	5.47
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01
Large Cap Equity Index Fund
Actual	1,000.00	1,093.08	0.15%	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15%	0.75
Small Cap Equity Index Fund
Actual	1,000.00	1,049.90	0.22%	1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22%	1.10
International Equity Index Fund
Actual	1,000.00	1,145.26	0.27%	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.46	0.27%	1.35
Stock and Bond Balanced Fund[4]
Actual	1,000.00	1,063.01	0.00%	0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.79	0.00%	0.00

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[2]
Bond Fund
Actual	1,000.00	1,015.26	0.60%	3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60%	3.01
Money Market Fund
Actual	1,000.00	1,002.12	0.20%	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20%	1.00

[1]	This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Restated Expense Example Table for the Small/Mid Cap Equity Fund: Effective May 1, 2017, State Farm Investment Management Corp. agreed to waive 0.29% of management fees for the Small/Mid Cap Equity Fund. The restated example reflects expenses as if the waiver had been in effect throughout the entire period from January 1, 2017 to June 30, 2017 as follows:

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio Based on the Period January 1, 2017 to June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017*
Small/Mid Cap Equity Fund
Actual	1,000.00	1,029.15	0.61%	3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61%	3.06

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[4]	The expense examples do not reflect acquired fund fees and expenses.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 16, 2017, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, and (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund. Together, the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross and Bridgeway will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of the Funds. With respect to the Small/Mid Cap Equity Fund, Bridgeway sub-advises approximately 50% of the Fund’s portfolio and SFIMC invests the other 50% of that Fund’s portfolio. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund.

The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway (approximately one-half of the portfolio)
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 16, 2017 meeting, independent legal counsel to the Independent Trustees sent BlackRock, Westwood, Marsico, Northern Cross and Bridgeway (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 16th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees also considered contract review materials at meetings held on March 17, 2017 and May 24, 2017, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered the various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as returns for the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications. The performance of the Funds is discussed below for certain periods (three-, five- and 10-year periods) ending on March 31, 2017.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a minimal level of tracking error. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and International Equity Fund, including as compared to their applicable Morningstar Category Average composites. SFIMC management explained to the Board that the relative performance of the Large Cap Equity Fund lagged during the 10-year time period because of a change in the way the Large Cap Equity Fund was managed during the period and because of the performance of a previous sub-adviser to the Large Cap Equity Fund. SFIMC management explained to the Board that the Large Cap Equity Fund ranked in the top one-half of its Morningstar Category Average composite for the three- and five-year periods. The Board considered the performance of the Small/Mid Cap Equity Fund, which lagged during the three- and five-year time periods. SFIMC management explained that it has attempted to address the relative underperformance of the Small/Mid Cap Equity Fund by recommending that the Board terminate Rainier Investment Management, LLC (“Rainier”) as a sub-adviser to approximately one-half of the assets of that Fund. The Board previously had agreed with management’s recommendation to terminate Rainier as sub-adviser to the Small/Mid Cap Equity Fund, and that termination had become effective May 1, 2017. The Board considered that the performance of the International Equity Fund for the five-year period lagged, but the amount of International Equity Fund’s underperformance during that period was minimal. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund. The performance of the Bond Fund lagged its Morningstar Category Average composite over the three- and five-year time frames. SFIMC explained that this underperformance likely resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. After extensive discussion of this and other performance information, the Board concluded that the investment performance of the Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of the Money Market Fund was competitive with the Fund’s Morningstar Category Average composite. The Board considered also that the Stock and Bond Balanced Fund ranked in the first quartile of its performance category for the three-, five- and ten-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board considered that none of the Funds were subject to net total expenses that were in the fourth quartile of net total expenses of the peer group of funds as compiled by Strategic Insight. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. The Board considered that the Advisory Agreement and the Sub-Advisory Agreements include breakpoints for several of the Funds. The Board also noted that, to achieve certain breakpoints, assets of certain Funds are aggregated with assets of mutual funds from another trust advised by SFIMC. Despite the breakpoints that exist in the Advisory and Sub-Advisory Agreements, SFIMC management does not anticipate that the Funds will experience significant new economies of scale. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets and/or existing State Farm variable insurance policyholders’ making additional or new contributions into those policies.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. The Board noted that BlackRock, as sub-adviser, may select a broker that is an affiliated person of BlackRock to execute securities transactions for the Funds sub-advised by BlackRock. When this occurs, a Fund sub-advised by BlackRock will pay brokerage commissions to an affiliated person of BlackRock. Other than potentially paying brokerage commissions to an affiliated person of BlackRock, SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC or a Sub-Adviser (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Variable Product Trust, particularly because other than noted above, these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to minimize conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2018, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2018.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.11%)
Consumer Discretionary (10.38%)
Amazon.com Inc. (a)	500	$484,000
AutoZone Inc. (a)	500	285,230
Charter Communications Inc. Class A (a)	1,000	336,850
Comcast Corp. Class A	19,100	743,372
Darden Restaurants Inc.	4,700	425,068
Domino’s Pizza Inc.	2,100	444,213
Home Depot Inc., The	6,900	1,058,460
Lear Corp.	2,800	397,824
Lowe’s Companies Inc.	4,800	372,144
Michael Kors Holdings Ltd. (a)	7,400	268,250
Netflix Inc. (a)	3,200	478,112
Omnicom Group Inc.	3,800	315,020
Priceline Group Inc., The (a)	100	187,052
Target Corp.	4,800	250,992
Ulta Beauty Inc. (a)	1,700	488,478
VF Corp.	11,475	660,960
Viacom Inc. Class B	7,700	258,489

		7,454,514

Consumer Staples (9.76%)
Clorox Co., The	2,400	319,776
Colgate-Palmolive Co.	14,300	1,060,059
CVS Health Corp.	10,950	881,037
Dr Pepper Snapple Group Inc.	7,800	710,658
General Mills Inc.	12,300	681,420
Hershey Co., The	3,800	408,006
Hormel Foods Corp.	20,800	709,488
Kellogg Co.	4,100	284,786
PepsiCo Inc.	10,100	1,166,449
Sysco Corp.	8,800	442,904
Tyson Foods Inc. Class A	5,500	344,465

		7,009,048

Energy (3.89%)
Chevron Corp.	6,540	682,318
EOG Resources Inc.	7,500	678,900
Halliburton Co.	11,665	498,212
ONEOK Inc.	6,700	349,472
RSP Permian Inc. (a)	18,210	587,637

		2,796,539

Financials (11.57%)
American International Group Inc.	10,100	631,452
Bank of America Corp.	54,870	1,331,146
BB&T Corp.	14,530	659,807
Chubb Ltd.	5,200	755,976
Discover Financial Services	5,400	335,826
Intercontinental Exchange Inc.	11,500	758,080
JPMorgan Chase & Co.	15,010	1,371,914
Lincoln National Corp.	6,000	405,480
Morgan Stanley	6,200	276,272
Reinsurance Group of America Inc.	2,100	269,619
Wells Fargo & Co.	20,900	1,158,069

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Alliance Bancorp (a)	7,300	$359,160

		8,312,801

Health Care (15.91%)
Abbott Laboratories	19,300	938,173
Aetna Inc.	8,500	1,290,555
Align Technology Inc. (a)	3,800	570,456
Baxter International Inc.	6,900	417,726
Becton, Dickinson and Co.	5,615	1,095,543
Cardinal Health Inc.	4,300	335,056
Centene Corp. (a)	4,900	391,412
Cigna Corp.	4,700	786,733
Gilead Sciences Inc.	5,800	410,524
HCA Healthcare Inc. (a)	5,100	444,720
Henry Schein Inc. (a)	2,000	366,040
IDEXX Laboratories Inc. (a)	3,400	548,828
Intuitive Surgical Inc. (a)	400	374,148
Ionis Pharmaceuticals Inc. (a)	7,500	381,525
Johnson & Johnson	12,300	1,627,167
Mettler-Toledo International Inc. (a)	900	529,686
UnitedHealth Group Inc.	2,800	519,176
Vertex Pharmaceuticals Inc. (a)	3,100	399,497

		11,426,965

Industrials (12.17%)
American Airlines Group Inc.	7,100	357,272
Boeing Co., The	6,020	1,190,455
Cintas Corp.	3,000	378,120
Deere & Co.	3,100	383,129
Delta Air Lines Inc.	7,800	419,172
FedEx Corp.	3,500	760,655
General Dynamics Corp.	3,950	782,495
Honeywell International Inc.	5,800	773,082
Huntington Ingalls Industries Inc.	2,600	484,016
Lockheed Martin Corp.	1,900	527,459
Nielsen Holdings PLC	6,700	259,022
Rollins Inc.	9,200	374,532
Toro Co., The	5,900	408,811
Union Pacific Corp.	6,600	718,806
United Continental Holdings Inc. (a)	6,100	459,025
United Rentals Inc. (a)	4,100	462,111

		8,738,162

Information Technology (25.32%)
Accenture PLC Class A	5,660	700,029
Activision Blizzard Inc.	9,900	569,943
Adobe Systems Inc. (a)	3,300	466,752
Akamai Technologies Inc. (a)	5,700	283,917
Alliance Data Systems Corp.	4,600	1,180,774
Alphabet Inc. Class A (a)	714	663,792
Amdocs Ltd.	11,300	728,398
Amphenol Corp. Class A	5,000	369,100
Apple Inc.	4,900	705,698

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Applied Materials Inc.	17,500	$722,925
Arista Networks Inc. (a)	1,700	254,643
Automatic Data Processing Inc.	4,200	430,332
Booz Allen Hamilton Holding Corp.	18,661	607,229
Broadridge Financial Solutions Inc.	5,800	438,248
Cadence Design Systems Inc. (a)	16,600	555,934
Cognex Corp.	2,900	246,209
F5 Networks Inc. (a)	3,200	406,592
Intel Corp.	13,800	465,612
International Business Machines Corp.	1,900	292,277
Intuit Inc.	4,100	544,521
Lam Research Corp.	6,700	947,581
Mastercard Inc. Class A	1,500	182,175
Microchip Technology Inc.	4,500	347,310
Microsoft Corp.	10,625	732,381
Motorola Solutions Inc.	7,431	644,565
NVIDIA Corp.	6,700	968,552
ON Semiconductor Corp. (a)	23,000	322,920
Oracle Corp.	16,000	802,240
QUALCOMM Inc.	6,200	342,364
ServiceNow Inc. (a)	5,900	625,400
Symantec Corp.	12,100	341,825
Texas Instruments Inc.	10,490	806,996
Zillow Group Inc. Class C (a)	9,900	485,199

		18,182,433

Materials (2.65%)
Ecolab Inc.	3,000	398,250
LyondellBasell Industries NV Class A	3,900	329,121
Sherwin-Williams Co., The	2,125	745,790
Southern Copper Corp.	12,500	432,875

		1,906,036

Real Estate (2.31%)
CBRE Group Inc. Class A (a)	12,000	436,800
Public Storage	2,975	620,377
Simon Property Group Inc.	3,700	598,512

		1,655,689

Telecommunication Services (2.06%)
AT&T Inc.	26,650	1,005,504
T-Mobile US Inc. (a)	7,800	472,836

		1,478,340

	Shares	Value
Common Stocks (Cont.)
Utilities (2.09%)
NextEra Energy Inc.	5,600	$784,728
WEC Energy Group Inc.	11,700	718,146

		1,502,874

Total Common Stocks
(cost $59,138,425)		70,463,401

Short-term Investments (2.45%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,760,479	1,760,479

Total Short-term Investments
(cost $1,760,479)		1,760,479

TOTAL INVESTMENTS (100.56%)
(cost $60,898,904)		72,223,880
LIABILITIES, NET OF OTHER ASSETS (-0.56%)		(399,028)

NET ASSETS (100.00%)		$71,824,852

(a)	Non-income producing security.

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (49.67%)
Consumer Discretionary (6.11%)
American Axle & Manufacturing Holdings Inc. (a)	20,000	$312,000
Big 5 Sporting Goods Corp.	21,600	281,880
Bridgepoint Education Inc. (a)	25,300	373,428
Container Store Group Inc., The (a)	34,500	204,240
Cooper Tire & Rubber Co.	8,300	299,630
Cooper-Standard Holdings Inc. (a)	4,300	433,741
Dana Inc.	17,700	395,241
Fossil Group Inc. (a)	11,700	121,095
Office Depot Inc.	84,900	478,836
Standard Motor Products Inc.	6,900	360,318
Tailored Brands Inc.	19,400	216,504
Tower International Inc.	13,500	303,075
Weight Watchers International Inc. (a)	12,700	424,434

		4,204,422

Consumer Staples (2.14%)
Central Garden & Pet Co. Class A (a)	22,700	681,454
Sanderson Farms Inc.	4,600	531,990
SUPERVALU Inc. (a)	79,400	261,226

		1,474,670

Energy (0.80%)
Sanchez Energy Corp. (a)	35,700	256,326
Ship Finance International Ltd.	21,400	291,040

		547,366

Financials (13.01%)
American Equity Investment Life Holding Co.	23,200	609,696
Argo Group International Holdings Ltd.	7,040	426,624
Banco Latinoamericano de Comercio Exterior SA	12,300	336,774
Banner Corp.	6,300	356,013
Capitol Federal Financial Inc.	25,400	360,934
Employers Holdings Inc.	10,100	427,230
Enstar Group Ltd. (a)	1,800	357,570
First BanCorp (a)	76,300	441,777
Heartland Financial USA Inc.	6,700	315,570
Investors Bancorp Inc.	29,500	394,120
Kearny Financial Corp.	30,700	455,895
National Western Life Group Inc. Class A	1,500	479,430
Nationstar Mortgage Holdings Inc. (a)	14,700	262,983
Nelnet Inc. Class A	9,100	427,791
Northwest Bancshares Inc.	29,300	457,373
Ocwen Financial Corp. (a)	72,500	195,025
OneBeacon Insurance Group Ltd. Class A	26,200	477,626
Safety Insurance Group Inc.	5,200	355,160
Selective Insurance Group Inc.	14,000	700,700
Tristate Capital Holdings Inc. (a)	19,500	491,400

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Walker & Dunlop Inc. (a)	12,600	$615,258

		8,944,949

Health Care (1.90%)
Community Health Systems Inc. (a)	25,700	255,972
Kindred Healthcare Inc.	48,300	562,695
LHC Group Inc. (a)	7,200	488,808

		1,307,475

Industrials (8.39%)
ABM Industries Inc.	10,100	419,352
Acco Brands Corp. (a)	34,200	398,430
Aircastle Ltd.	15,000	326,250
EMCOR Group Inc.	5,400	353,052
GATX Corp.	9,600	616,992
Greenbrier Companies Inc., The	9,600	444,000
Kratos Defense & Security Solutions Inc. (a)	42,800	508,036
MasTec Inc. (a)	6,200	279,930
Meritor Inc. (a)	23,000	382,030
Radiant Logistics Inc. (a)	54,500	293,210
Rush Enterprises Inc. Class A (a)	6,800	252,824
SkyWest Inc.	19,900	698,490
Tetra Tech Inc.	9,100	416,325
UniFirst Corp.	2,700	379,890

		5,768,811

Information Technology (7.77%)
AVX Corp.	22,200	362,748
Benchmark Electronics Inc. (a)	13,400	432,820
Cirrus Logic Inc. (a)	5,400	338,688
ePlus inc. (a)	5,600	414,960
Extreme Networks Inc. (a)	36,700	338,374
NETGEAR Inc. (a)	7,000	301,700
Rosetta Stone Inc. (a)	15,000	161,700
Sanmina Corp. (a)	20,400	777,240
Sykes Enterprises Inc. (a)	12,600	422,478
Systemax Inc.	12,400	233,120
Tech Data Corp. (a)	3,800	383,800
TTM Technologies Inc. (a)	20,200	350,672
Unisys Corp. (a)	30,600	391,680
Vishay Intertechnology Inc.	26,100	433,260

		5,343,240

Materials (4.17%)
Cliffs Natural Resources Inc. (a)	53,700	371,604
Materion Corp.	10,900	407,660
Rayonier Advanced Materials Inc.	29,900	470,028
Ryerson Holding Corp. (a)	35,300	349,470
Schnitzer Steel Industries Inc. Class A	18,300	461,160
Stepan Co.	4,000	348,560

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
SunCoke Energy Inc. (a)	41,800	$455,620

		2,864,102

Real Estate (3.43%)
CBL & Associates Properties Inc.	47,000	396,210
Cousins Properties Inc.	50,800	446,532
Farmland Partners Inc.	12,500	111,750
Healthcare Realty Trust Inc.	13,500	461,025
Monogram Residential Trust Inc.	49,700	482,587
Summit Hotel Properties Inc.	24,800	462,520

		2,360,624

Telecommunication Services (0.97%)
ATN International Inc.	4,200	287,448
Intelsat SA (a)	61,900	189,414
Windstream Holdings Inc.	49,800	193,224

		670,086

Utilities (0.98%)
ALLETE Inc.	4,700	336,896
NorthWestern Corp.	5,500	335,610

		672,506

Total Common Stocks
(cost $29,989,242)		34,158,251

Exchange-Traded Funds (48.17%)
iShares Core S&P Mid-Cap ETF	190,450	33,128,777

Total Exchange-Traded Funds
(cost $32,900,321)		33,128,777

Short-term Investments (1.87%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,284,672	1,284,672

Total Short-term Investments
(cost $1,284,672)		1,284,672

TOTAL INVESTMENTS (99.71%)
(cost $64,174,235)		68,571,700
OTHER ASSETS, NET OF LIABILITIES (0.29%)		200,349

NET ASSETS (100.00%)		$68,772,049

(a)	Non-income producing security.

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (96.68%)
Australia (1.77%)
Domino’s Pizza Enterprises Ltd.	22,141	$886,275

Austria (0.27%)
Erste Group Bank AG	3,567	136,582

Belgium (0.95%)
Anheuser-Busch InBev SA/NV	4,305	475,519

Brazil (0.92%)
Ambev SA	4,900	27,082
Ambev SA ADR	4,880	26,791
B3 SA - Brasil Bolsa Balcao	68,600	408,962

		462,835

Canada (2.87%)
Barrick Gold Corp.	5,434	86,456
Constellation Software Inc.	1,584	828,656
Dollarama Inc.	5,460	521,706

		1,436,818

China (4.76%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	11,410	1,607,669
Ctrip.com International Ltd. ADR (a)	14,425	776,930

		2,384,599

Colombia (1.59%)
Bancolombia SA Sponsored ADR	6,623	295,055
Cementos Argos SA	50,144	194,819
Grupo Argos SA	11,678	79,475
Grupo Aval Acciones y Valores SA ADR	7,370	61,024
Grupo de Inversiones Suramericana	12,810	166,457

		796,830

Denmark (1.73%)
Genmab A/S (a)	1,785	380,834
Novo Nordisk A/S Class B	11,287	483,356

		864,190

France (10.61%)
AXA SA	15,227	416,527
Cie Generale des Etablissements Michelin Class B	3,863	513,571
Dassault Systemes SA	5,495	492,612
Essilor International SA	4,289	545,713
Hermes International	74	36,567
JC Decaux SA	5,908	193,797
L’Oreal SA	2,114	440,406
Pernod Ricard SA	3,934	526,830
Schneider Electric SE (Paris)	5,450	418,737
UbiSoft Entertainment SA (a)	12,294	697,586
Unibail-Rodamco SE (Amsterdam)	1,845	464,968
Unibail-Rodamco SE (Paris)	87	21,925
Vivendi	24,490	545,160

		5,314,399

	Shares	Value
Common Stocks (Cont.)
Germany (10.17%)
Allianz SE Reg.	2,188	$430,832
Bayer AG Reg.	12,377	1,600,238
Deutsche Boerse AG	1,112	117,379
Fresenius SE & Co. KGaA	3,951	338,718
Linde AG	2,442	462,438
SAP SE	4,084	426,572
Scout24 AG (b)	19,748	727,292
Wirecard AG	15,543	989,166

		5,092,635

Hong Kong (3.66%)
MGM China Holdings Ltd.	328,400	730,203
Tencent Holdings Ltd.	30,800	1,101,430

		1,831,633

India (1.96%)
HDFC Bank Ltd. ADR	6,200	539,214
Makemytrip Ltd. (a)	13,164	441,652

		980,866

Ireland (3.17%)
Glanbia PLC	26,025	509,031
Ryanair Holdings PLC SP ADR (a)	10,028	1,079,113

		1,588,144

Israel (0.76%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	11,494	381,831

Japan (9.41%)
Dentsu Inc.	5,200	248,268
Fanuc Corp.	4,900	943,404
Hoya Corp.	5,300	274,862
Japan Tobacco Inc.	8,100	284,247
LIFULL Co. Ltd.	96,500	845,099
MISUMI Group Inc.	34,800	793,926
Olympus Corp.	8,500	309,847
SMC Corp.	900	273,261
START TODAY Co. Ltd.	10,000	245,832
Tokio Marine Holdings Inc.	12,000	496,217

		4,714,963

Malaysia (0.02%)
Genting BHD Warrants (a)	21,382	8,119

Mexico (0.58%)
Becle SAB de CV (a)	1,800	3,070
Fibra Uno Administracion SA de CV	72,800	137,748
Grupo Televisa SAB Sponsored ADR	6,196	150,996

		291,814

Netherlands (9.05%)
ASML Holding NV	12,104	1,577,385
Heineken NV	6,020	585,331

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
InterXion Holding NV (a)	29,241	$1,338,653
Koninklijke Philips NV	14,576	517,669
QIAGEN NV	15,345	514,518

		4,533,556

Norway (0.21%)
Statoil ASA	6,418	106,393

Spain (0.87%)
Banco Bilbao Vizcaya Argentaria SA	52,216	433,274

Sweden (1.72%)
Atlas Copco AB Class A	15,863	608,182
Investor AB B Shares	5,289	254,885

		863,067

Switzerland (6.81%)
Compagnie Financiere Richemont SA Reg.	5,033	414,652
Julius Baer Group Ltd.	18,830	990,691
LafargeHolcim Ltd. Reg.	4,621	264,566
Nestle SA Reg.	6,697	582,817
Novartis AG Reg.	5,637	469,113
Roche Holding AG	1,127	287,009
UBS Group AG	23,730	401,893

		3,410,741

United Kingdom (16.53%)
ASOS PLC (a)	5,107	382,402
British Land Company PLC	3,852	30,378
ConvaTec Group PLC (a) (b)	31,336	130,277
Dechra Pharmaceuticals PLC	21,507	476,200
Diageo PLC	14,632	432,319
Domino’s Pizza Group PLC	128,139	490,503
Great Portland Estates PLC	6,936	53,933
Hargreaves Lansdown PLC	40,724	690,593
Indivior PLC	15,362	62,566
Just Eat PLC (a)	52,626	448,954
Land Securities Group PLC	9,207	121,475
Liberty Global PLC Class A (a)	3,434	110,300
Liberty Global PLC LiLAC A (a)	324	7,053
Liberty Global PLC LiLAC C (a)	383	8,200
Liberty Global PLC Series C (a)	3,076	95,910
LivaNova PLC (a)	11,533	705,935
Lloyds Banking Group PLC	321,741	277,203
Paysafe Group PLC (a)	81,789	544,348
Reckitt Benckiser Group PLC	14,914	1,512,021
Rolls-Royce Holdings PLC	45,949	533,230
Rolls-Royce Holdings PLC Class C Entitlement Shares (a) (c)	3,262,379	4,249
Shire PLC	10,032	553,744
Standard Chartered PLC (a)	48,414	490,077
Weir Group PLC, The	5,224	117,777

		8,279,647

	Shares	Value
Common Stocks (Cont.)
United States (6.29%)
Las Vegas Sands Corp.	20,192	$1,290,067
lululemon athletica Inc. (a)	8,512	507,911
Schlumberger Ltd.	9,537	627,916
Wynn Resorts Ltd.	5,420	726,930

		3,152,824

Total Common Stocks
(cost $39,977,685)		48,427,554

Preferred Stocks (0.15%)
Colombia (0.15%)
Grupo Argos SA, 0.00%	7,187	46,459
Grupo de Inversiones Suramericana, 0.00%	2,235	28,324

		74,783

Total Preferred Stocks
(cost $70,988)		74,783

Short-term Investments (2.54%)
State Street Institutional U.S. Government Money Market Fund Premier Class	1,272,374	1,272,374

Total Short-term Investments
(cost $1,272,374)		1,272,374

TOTAL INVESTMENTS (99.37%)
(cost $41,321,047)		49,774,711
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.63%)		313,640

NET ASSETS (100.00%)		$50,088,351

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $857,569 or 1.71% of net assets.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$14,641,825	29.42
United States Dollar	12,652,498	25.42
British Pound	7,352,249	14.77
Japanese Yen	4,714,963	9.47
Swiss Franc	3,410,741	6.85
Hong Kong Dollar	1,831,633	3.68
Canadian Dollar	1,350,362	2.71
Australian Dollar	886,275	1.78
Danish Krone	864,190	1.74
Swedish Krona	863,067	1.73
Colombian Peso	515,534	1.04
Brazilian Real	436,044	0.88
Mexican Peso	140,818	0.28
Norwegian Krone	106,393	0.21
Malaysian Ringgit	8,119	0.02

Total Investments	$49,774,711	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$10,780,323	21.52
Consumer Discretionary	10,178,103	20.32
Health Care	7,514,761	15.00
Financials	6,635,189	13.25
Consumer Staples	5,405,464	10.79
Industrials	5,289,548	10.56
Materials	1,134,213	2.26
Real Estate	830,427	1.66
Energy	734,309	1.47

Total Stocks	48,502,337	96.83
Short-term Investments	1,272,374	2.54
Cash and Other Assets, Net of Liabilities	313,640	0.63

Net Assets	$50,088,351	100.00%

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (99.26%)
Consumer Discretionary (12.18%)
Advance Auto Parts Inc.	2,323	$270,839
Amazon.com Inc. (a)	12,560	12,158,080
AutoNation Inc. (a)	2,166	91,319
AutoZone Inc. (a)	887	505,998
Bed Bath & Beyond Inc.	4,716	143,366
Best Buy Co. Inc.	8,308	476,298
BorgWarner Inc.	6,271	265,640
CarMax Inc. (a)	5,915	373,000
Carnival Corp.	13,207	865,984
CBS Corp. Class B	11,784	751,584
Charter Communications Inc. Class A (a)	6,837	2,303,043
Chipotle Mexican Grill Inc. (a)	913	379,899
Coach Inc.	8,992	425,681
Comcast Corp. Class A	149,655	5,824,573
Darden Restaurants Inc.	3,885	351,359
Delphi Automotive PLC	8,542	748,706
Discovery Communications Inc. Class A (a)	4,016	103,733
Discovery Communications Inc. Class C (a)	7,317	184,462
DISH Network Corp. Class A (a)	7,140	448,106
Dollar General Corp.	8,012	577,585
Dollar Tree Inc. (a)	7,550	527,896
DR Horton Inc.	10,651	368,205
Expedia Inc.	3,839	571,819
Foot Locker Inc.	4,271	210,475
Ford Motor Co.	123,137	1,377,903
GAP Inc., The	6,917	152,105
Garmin Ltd.	3,594	183,402
General Motors Co.	43,567	1,521,795
Genuine Parts Co.	4,697	435,694
Goodyear Tire & Rubber Co., The	7,902	276,254
H&R Block Inc.	6,576	203,264
Hanesbrands Inc.	11,673	270,347
Harley-Davidson Inc.	5,598	302,404
Hasbro Inc.	3,540	394,745
Hilton Worldwide Holdings Inc.	6,503	402,211
Home Depot Inc., The	37,842	5,804,963
Interpublic Group of Companies Inc., The	12,503	307,574
Kohl’s Corp.	5,562	215,083
L Brands Inc.	7,665	413,067
Leggett & Platt Inc.	4,189	220,048
Lennar Corp. Class A	6,432	342,954
LKQ Corp. (a)	9,910	326,534
Lowe’s Companies Inc.	27,164	2,106,025
Macy’s Inc.	9,636	223,941
Marriott International Inc. Class A	9,826	985,646
Mattel Inc.	10,599	228,196
McDonald’s Corp.	25,803	3,951,987
Michael Kors Holdings Ltd. (a)	4,807	174,254
Mohawk Industries Inc. (a)	1,996	482,413
Netflix Inc. (a)	13,618	2,034,665
Newell Brands Inc.	15,216	815,882
News Corp. Class A	12,373	169,510
News Corp. Class B	3,619	51,209

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	41,897	$2,471,923
Nordstrom Inc.	3,499	167,357
Omnicom Group Inc.	7,432	616,113
O’Reilly Automotive Inc. (a)	2,910	636,533
Priceline Group Inc., The (a)	1,555	2,908,659
PulteGroup Inc.	8,950	219,544
PVH Corp.	2,492	285,334
Ralph Lauren Corp.	1,762	130,036
Ross Stores Inc.	12,459	719,258
Royal Caribbean Cruises Ltd.	5,321	581,213
Scripps Networks Interactive Class A	3,093	211,283
Signet Jewelers Ltd.	2,197	138,938
Staples Inc.	20,956	211,027
Starbucks Corp.	45,845	2,673,222
Target Corp.	17,454	912,670
Tiffany & Co.	3,350	314,464
Time Warner Inc.	24,510	2,461,049
TJX Companies Inc., The	20,327	1,467,000
Tractor Supply Co.	4,139	224,375
TripAdvisor Inc. (a)	3,492	133,394
Twenty-First Century Fox Inc. Class A	33,595	952,082
Twenty-First Century Fox Inc. Class B	15,092	420,614
Ulta Beauty Inc. (a)	1,866	536,176
Under Armour Inc. Class A (a)	5,882	127,992
Under Armour Inc. Class C (a)	5,923	119,408
VF Corp.	10,108	582,221
Viacom Inc. Class B	11,302	379,408
Walt Disney Co., The	46,007	4,888,244
Whirlpool Corp.	2,320	444,558
Wyndham Worldwide Corp.	3,310	332,357
Wynn Resorts Ltd.	2,512	336,909
Yum! Brands Inc.	10,464	771,825

		80,676,911

Consumer Staples (8.98%)
Altria Group Inc.	61,157	4,554,361
Archer-Daniels-Midland Co.	18,155	751,254
Brown-Forman Corp. Class B	5,685	276,291
Campbell Soup Co.	6,109	318,584
Church & Dwight Co. Inc.	7,891	409,385
Clorox Co., The	4,054	540,155
Coca-Cola Co., The	121,705	5,458,469
Colgate-Palmolive Co.	28,010	2,076,381
Conagra Brands Inc.	12,695	453,973
Constellation Brands Inc. Class A	5,400	1,046,142
Costco Wholesale Corp.	13,874	2,218,869
Coty Inc. Class A	14,692	275,622
CVS Health Corp.	32,232	2,593,387
Dr Pepper Snapple Group Inc.	5,783	526,889
Estee Lauder Companies Inc. Class A, The	7,048	676,467
General Mills Inc.	18,315	1,014,651
Hershey Co., The	4,396	471,999
Hormel Foods Corp.	8,353	284,921
JM Smucker Co., The	3,709	438,886
Kellogg Co.	7,961	552,971

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	11,283	$1,456,748
Kraft Heinz Co., The	18,946	1,622,535
Kroger Co., The	29,153	679,848
McCormick & Company Inc.	3,606	351,621
Molson Coors Brewing Co. Class B	5,817	502,240
Mondelez International Inc. Class A	48,188	2,081,240
Monster Beverage Corp. (a)	12,714	631,632
PepsiCo Inc.	45,181	5,217,954
Philip Morris International Inc.	49,189	5,777,248
Procter & Gamble Co., The	81,017	7,060,632
Reynolds American Inc.	26,278	1,709,121
Sysco Corp.	15,624	786,356
Tyson Foods Inc. Class A	9,167	574,129
Walgreens Boots Alliance Inc.	26,967	2,111,786
Wal-Mart Stores Inc.	46,721	3,535,845
Whole Foods Market Inc.	10,088	424,806

		59,463,398

Energy (6.00%)
Anadarko Petroleum Corp.	17,643	799,934
Apache Corp.	11,963	573,387
Baker Hughes Inc.	13,377	729,180
Cabot Oil & Gas Corp.	14,736	369,579
Chesapeake Energy Corp. (a)	24,113	119,842
Chevron Corp.	59,942	6,253,749
Cimarex Energy Co.	2,998	281,842
Concho Resources Inc. (a)	4,714	572,892
ConocoPhillips	39,109	1,719,232
Devon Energy Corp.	16,442	525,651
EOG Resources Inc.	18,335	1,659,684
EQT Corp.	5,414	317,206
Exxon Mobil Corp.	134,292	10,841,393
Halliburton Co.	27,318	1,166,752
Helmerich & Payne Inc.	3,501	190,244
Hess Corp.	8,686	381,055
Kinder Morgan Inc.	60,539	1,159,927
Marathon Oil Corp.	26,538	314,475
Marathon Petroleum Corp.	16,402	858,317
Murphy Oil Corp.	5,353	137,197
National-Oilwell Varco Inc.	11,849	390,306
Newfield Exploration Co. (a)	6,416	182,599
Noble Energy Inc.	14,610	413,463
Occidental Petroleum Corp.	24,112	1,443,585
ONEOK Inc.	12,022	627,068
Phillips 66	13,952	1,153,691
Pioneer Natural Resources Co.	5,363	855,828
Range Resources Corp.	5,667	131,304
Schlumberger Ltd.	44,118	2,904,729
TechnipFMC PLC (a)	14,759	401,445
Tesoro Corp.	4,775	446,940
Transocean Ltd. (a)	12,373	101,830
Valero Energy Corp.	14,268	962,519
Williams Companies Inc., The	26,203	793,427

		39,780,272

	Shares	Value
Common Stocks (Cont.)
Financials (14.43%)
Affiliated Managers Group Inc.	1,824	$302,529
Aflac Inc.	12,554	975,195
Allstate Corp., The	11,597	1,025,639
American Express Co.	23,777	2,002,974
American International Group Inc.	27,795	1,737,743
Ameriprise Financial Inc.	4,883	621,557
Aon PLC	8,302	1,103,754
Arthur J. Gallagher & Co.	5,728	327,928
Assurant Inc.	1,806	187,264
Bank of America Corp.	315,325	7,649,785
Bank of New York Mellon Corp.	32,758	1,671,313
BB&T Corp.	25,547	1,160,089
Berkshire Hathaway Inc. Class B (a)	60,154	10,188,283
BlackRock Inc.	3,829	1,617,408
Capital One Financial Corp.	15,208	1,256,485
CBOE Holdings Inc.	2,876	262,866
Charles Schwab Corp., The	38,391	1,649,277
Chubb Ltd.	14,759	2,145,663
Cincinnati Financial Corp.	4,653	337,110
Citigroup Inc.	87,251	5,835,347
Citizens Financial Group Inc.	16,172	577,017
CME Group Inc.	10,699	1,339,943
Comerica Inc.	5,627	412,121
Discover Financial Services	11,996	746,031
E*TRADE Financial Corp. (a)	8,582	326,373
Everest Re Group Ltd.	1,286	327,403
Fifth Third Bancorp	23,884	620,029
Franklin Resources Inc.	10,654	477,193
Goldman Sachs Group Inc., The	11,603	2,574,706
Hartford Financial Services Group Inc., The	11,665	613,229
Huntington Bancshares Inc.	34,349	464,398
Intercontinental Exchange Inc.	18,786	1,238,373
Invesco Ltd.	12,664	445,646
JPMorgan Chase & Co.	112,536	10,285,790
KeyCorp	34,187	640,664
Leucadia National Corp.	10,148	265,472
Lincoln National Corp.	7,219	487,860
Loews Corp.	8,752	409,681
M&T Bank Corp.	4,883	790,802
Marsh & McLennan Companies Inc.	16,261	1,267,708
MetLife Inc.	34,298	1,884,332
Moody’s Corp.	5,249	638,698
Morgan Stanley	45,182	2,013,310
Nasdaq Inc.	3,704	264,799
Navient Corp.	9,539	158,824
Northern Trust Corp.	6,788	659,861
People’s United Financial Inc.	10,789	190,534
PNC Financial Services Group Inc.	15,320	1,913,008
Principal Financial Group Inc.	8,540	547,158
Progressive Corp., The	18,318	807,641
Prudential Financial Inc.	13,557	1,466,054
Raymond James Financial Inc.	4,056	325,372
Regions Financial Corp.	38,056	557,140

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
S&P Global Inc.	8,173	$1,193,176
State Street Corp.	11,241	1,008,655
Suntrust Banks Inc.	15,478	877,912
Synchrony Financial	24,361	726,445
T. Rowe Price Group Inc.	7,670	569,191
Torchmark Corp.	3,472	265,608
Travelers Companies Inc., The	8,835	1,117,893
U.S. Bancorp	50,344	2,613,861
Unum Group	7,348	342,637
Wells Fargo & Co.	142,433	7,892,212
Willis Towers Watson PLC	4,038	587,367
XL Group Ltd.	8,188	358,634
Zions Bancorporation	6,287	276,062

		95,625,032

Health Care (14.39%)
Abbott Laboratories	55,018	2,674,425
AbbVie Inc.	50,375	3,652,691
Aetna Inc.	10,484	1,591,786
Agilent Technologies Inc.	10,106	599,387
Alexion Pharmaceuticals Inc. (a)	7,072	860,450
Align Technology Inc. (a)	2,399	360,138
Allergan PLC	10,635	2,585,262
AmerisourceBergen Corp.	5,276	498,740
Amgen Inc.	23,280	4,009,514
Anthem Inc.	8,372	1,575,024
Baxter International Inc.	15,444	934,980
Becton, Dickinson and Co.	7,217	1,408,109
Biogen Inc. (a)	6,763	1,835,208
Boston Scientific Corp. (a)	43,468	1,204,933
Bristol-Myers Squibb Co.	52,175	2,907,191
C.R. Bard Inc.	2,279	720,415
Cardinal Health Inc.	9,901	771,486
Celgene Corp. (a)	24,721	3,210,516
Centene Corp. (a)	5,492	438,701
Cerner Corp. (a)	9,254	615,113
Cigna Corp.	8,092	1,354,520
Cooper Companies Inc., The	1,535	367,510
Danaher Corp.	19,335	1,631,681
DaVita Inc. (a)	5,000	323,800
Dentsply Sirona Inc.	7,220	468,145
Edwards Lifesciences Corp. (a)	6,705	792,799
Eli Lilly and Co.	30,775	2,532,782
Envision Healthcare Corp. (a)	3,771	236,329
Express Scripts Holding Co. (a)	18,785	1,199,234
Gilead Sciences Inc.	41,318	2,924,488
HCA Healthcare Inc. (a)	9,057	789,770
Henry Schein Inc. (a)	2,536	464,139
Hologic Inc. (a)	8,740	396,621
Humana Inc.	4,565	1,098,430
IDEXX Laboratories Inc. (a)	2,803	452,460
Illumina Inc. (a)	4,599	798,018
Incyte Corp. (a)	5,392	678,907
Intuitive Surgical Inc. (a)	1,162	1,086,900
Johnson & Johnson	85,325	11,287,644

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Laboratory Corp. of America Holdings (a)	3,252	$501,263
Mallinckrodt PLC (a)	3,259	146,036
McKesson Corp.	6,686	1,100,117
Medtronic PLC	43,279	3,841,011
Merck & Co. Inc.	86,598	5,550,066
Mettler-Toledo International Inc. (a)	817	480,837
Mylan NV (a)	14,668	569,412
Patterson Companies Inc.	2,421	113,666
PerkinElmer Inc.	3,543	241,420
Perrigo Co. PLC	4,485	338,707
Pfizer Inc.	188,926	6,346,024
Quest Diagnostics Inc.	4,370	485,769
Regeneron Pharmaceuticals Inc. (a)	2,417	1,187,085
Stryker Corp.	9,799	1,359,905
Thermo Fisher Scientific Inc.	12,351	2,154,879
UnitedHealth Group Inc.	30,490	5,653,456
Universal Health Services Inc. Class B	2,819	344,144
Varian Medical Systems Inc. (a)	2,970	306,474
Vertex Pharmaceuticals Inc. (a)	7,907	1,018,975
Waters Corp. (a)	2,555	469,711
Zimmer Biomet Holdings Inc.	6,318	811,231
Zoetis Inc.	15,583	972,068

		95,330,502

Industrials (10.20%)
3M Co.	18,934	3,941,872
Acuity Brands Inc.	1,418	288,251
Alaska Air Group Inc.	3,877	348,000
Allegion PLC	2,969	240,845
American Airlines Group Inc.	15,594	784,690
AMETEK Inc.	7,337	444,402
Arconic Inc.	13,708	310,486
Boeing Co., The	17,764	3,512,831
Caterpillar Inc.	18,676	2,006,923
CH Robinson Worldwide Inc.	4,475	307,343
Cintas Corp.	2,724	343,333
CSX Corp.	29,274	1,597,189
Cummins Inc.	4,869	789,849
Deere & Co.	9,323	1,152,230
Delta Air Lines Inc.	23,197	1,246,607
Dover Corp.	5,029	403,426
Eaton Corp. PLC	14,242	1,108,455
Emerson Electric Co.	20,270	1,208,497
Equifax Inc.	3,804	522,746
Expeditors International of Washington Inc.	5,615	317,135
Fastenal Co.	9,092	395,775
FedEx Corp.	7,800	1,695,174
Flowserve Corp.	4,204	195,192
Fluor Corp.	4,304	197,037
Fortive Corp.	9,488	601,065
Fortune Brands Home & Security Inc.	4,766	310,934
General Dynamics Corp.	9,018	1,786,466
General Electric Co.	275,717	7,447,116

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Honeywell International Inc.	24,110	$3,213,622
IHS Markit Ltd. (a)	10,023	441,413
Illinois Tool Works Inc.	9,881	1,415,453
Ingersoll-Rand PLC	8,136	743,549
J.B. Hunt Transport Services Inc.	2,760	252,209
Jacobs Engineering Group Inc.	3,724	202,548
Johnson Controls International PLC	29,556	1,281,548
Kansas City Southern	3,368	352,461
L3 Technologies Inc.	2,436	407,007
Lockheed Martin Corp.	7,887	2,189,510
Masco Corp.	10,051	384,049
Nielsen Holdings PLC	10,464	404,538
Norfolk Southern Corp.	9,212	1,121,100
Northrop Grumman Corp.	5,552	1,425,254
PACCAR Inc.	11,188	738,856
Parker Hannifin Corp.	4,187	669,166
Pentair PLC	5,222	347,472
Quanta Services Inc. (a)	4,811	158,378
Raytheon Co.	9,247	1,493,206
Republic Services Inc.	7,248	461,915
Robert Half International Inc.	3,981	190,809
Rockwell Automation Inc.	4,049	655,776
Rockwell Collins Inc.	5,128	538,850
Roper Technologies Inc.	3,238	749,694
Snap-on Inc.	1,874	296,092
Southwest Airlines Co.	19,173	1,191,410
Stanley Black & Decker Inc.	4,878	686,481
Stericycle Inc. (a)	2,620	199,958
Textron Inc.	8,524	401,480
TransDigm Group Inc.	1,541	414,329
Union Pacific Corp.	25,565	2,784,284
United Continental Holdings Inc. (a)	8,925	671,606
United Parcel Service Inc. Class B	21,726	2,402,678
United Rentals Inc. (a)	2,662	300,034
United Technologies Corp.	23,591	2,880,697
Verisk Analytics Inc. (a)	4,835	407,929
W.W. Grainger Inc.	1,711	308,887
Waste Management Inc.	12,842	941,961
Xylem Inc.	5,768	319,720

		67,549,798

Information Technology (22.09%)
Accenture PLC Class A	19,695	2,435,878
Activision Blizzard Inc.	21,846	1,257,674
Adobe Systems Inc. (a)	15,674	2,216,931
Advanced Micro Devices Inc. (a)	24,271	302,902
Akamai Technologies Inc. (a)	5,520	274,951
Alliance Data Systems Corp.	1,754	450,234
Alphabet Inc. Class A (a)	9,420	8,757,586
Alphabet Inc. Class C (a)	9,447	8,584,772
Amphenol Corp. Class A	9,710	716,792
Analog Devices Inc.	11,651	906,448
ANSYS Inc. (a)	2,722	331,213
Apple Inc.	164,960	23,757,539
Applied Materials Inc.	34,090	1,408,258

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Autodesk Inc. (a)	6,205	$625,588
Automatic Data Processing Inc.	14,217	1,456,674
Broadcom Ltd.	12,722	2,964,862
CA Inc.	9,861	339,909
Cisco Systems Inc.	158,192	4,951,410
Citrix Systems Inc. (a)	4,777	380,154
Cognizant Technology Solutions Corp. Class A	18,687	1,240,817
Corning Inc.	29,409	883,740
CSRA Inc.	4,532	143,893
DXC Technology Co.	8,966	687,872
eBay Inc. (a)	32,021	1,118,173
Electronic Arts Inc. (a)	9,771	1,032,990
F5 Networks Inc. (a)	2,062	261,998
Facebook Inc. Class A (a)	74,834	11,298,437
Fidelity National Information Services Inc.	10,513	897,810
Fiserv Inc. (a)	6,736	824,082
FLIR Systems Inc.	4,454	154,376
Gartner Inc. (a)	2,843	351,139
Global Payments Inc.	4,830	436,246
Harris Corp.	3,929	428,575
Hewlett Packard Enterprise Co.	52,553	871,854
HP Inc.	53,232	930,495
Intel Corp.	149,326	5,038,259
International Business Machines Corp.	27,080	4,165,716
Intuit Inc.	7,684	1,020,512
Juniper Networks Inc.	11,981	334,030
KLA-Tencor Corp.	4,895	447,941
Lam Research Corp.	5,121	724,263
Mastercard Inc. Class A	29,680	3,604,636
Microchip Technology Inc.	7,303	563,646
Micron Technology Inc. (a)	32,994	985,201
Microsoft Corp.	244,293	16,839,116
Motorola Solutions Inc.	5,235	454,084
NetApp Inc.	8,677	347,514
NVIDIA Corp.	18,844	2,724,089
Oracle Corp.	95,189	4,772,776
Paychex Inc.	10,147	577,770
PayPal Holdings Inc. (a)	35,382	1,898,952
Qorvo Inc. (a)	3,991	252,710
QUALCOMM Inc.	46,831	2,586,008
Red Hat Inc. (a)	5,603	536,487
salesforce.com inc. (a)	21,210	1,836,786
Seagate Technology PLC	9,283	359,716
Skyworks Solutions Inc.	5,861	562,363
Symantec Corp.	19,148	540,931
Synopsys Inc. (a)	4,769	347,803
TE Connectivity Ltd.	11,196	880,901
Texas Instruments Inc.	31,488	2,422,372
Total System Services Inc.	5,207	303,308
VeriSign Inc. (a)	2,868	266,609
Visa Inc. Class A	58,451	5,481,535
Western Digital Corp.	9,249	819,461
Western Union Co.	15,281	291,103

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Xerox Corp.	6,504	$186,860
Xilinx Inc.	7,773	499,959

		146,355,689

Materials (2.83%)
Air Products & Chemicals Inc.	6,858	981,105
Albemarle Corp.	3,516	371,080
Avery Dennison Corp.	2,899	256,185
Ball Corp.	10,974	463,213
CF Industries Holdings Inc.	7,297	204,024
Dow Chemical Co., The	35,630	2,247,184
E.I. du Pont de Nemours & Co.	27,479	2,217,830
Eastman Chemical Co.	4,629	388,790
Ecolab Inc.	8,279	1,099,037
FMC Corp.	4,286	313,092
Freeport-McMoRan Inc. (a)	41,996	504,372
International Flavors & Fragrances Inc.	2,480	334,800
International Paper Co.	12,987	735,194
LyondellBasell Industries NV Class A	10,396	877,318
Martin Marietta Materials Inc.	2,009	447,163
Monsanto Co.	13,919	1,647,453
Mosaic Co., The	11,033	251,883
Newmont Mining Corp.	17,025	551,440
Nucor Corp.	10,089	583,850
PPG Industries Inc.	8,167	898,043
Praxair Inc.	9,004	1,193,480
Sealed Air Corp.	6,083	272,275
Sherwin-Williams Co., The	2,579	905,126
Vulcan Materials Co.	4,195	531,423
WestRock Co.	7,993	452,883

		18,728,243

Real Estate (2.90%)
Alexandria Real Estate Equities Inc.	2,813	338,882
American Tower Corp.	13,450	1,779,704
Apartment Investment and Management Co.	5,052	217,084
AvalonBay Communities Inc.	4,389	843,434
Boston Properties Inc.	4,866	598,615
CBRE Group Inc. Class A (a)	9,382	341,505
Crown Castle International Corp.	11,666	1,168,700
Digital Realty Trust Inc.	5,133	579,772
Equinix Inc.	2,455	1,053,588
Equity Residential	11,690	769,553
Essex Property Trust Inc.	2,063	530,748
Extra Space Storage Inc.	3,883	302,874
Federal Realty Investment Trust	2,250	284,378
GGP Inc.	18,364	432,656
HCP Inc.	14,899	476,172
Host Hotels & Resorts Inc.	23,478	428,943
Iron Mountain Inc.	7,656	263,060
Kimco Realty Corp.	13,246	243,064
Macerich Co., The	3,752	217,841
Mid-America Apartment Communities Inc.	3,521	371,043

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Prologis Inc.	16,654	$976,591
Public Storage	4,704	980,925
Realty Income Corp.	8,771	483,984
Regency Centers Corp.	4,600	288,144
Simon Property Group Inc.	9,933	1,606,762
SL Green Realty Corp.	3,322	351,468
UDR Inc.	8,298	323,373
Ventas Inc.	11,269	782,970
Vornado Realty Trust	5,476	514,196
Welltower Inc.	11,693	875,221
Weyerhaeuser Co.	23,630	791,605

		19,216,855

Telecommunication Services (2.12%)
AT&T Inc.	194,715	7,346,597
CenturyLink Inc.	17,451	416,730
Level 3 Communications Inc. (a)	9,294	551,134
Verizon Communications Inc.	129,162	5,768,375

		14,082,836

Utilities (3.14%)
AES Corp., The	20,195	224,366
Alliant Energy Corp.	7,053	283,319
Ameren Corp.	7,604	415,711
American Electric Power Company Inc.	15,501	1,076,854
American Water Works Co. Inc.	5,593	435,974
CenterPoint Energy Inc.	13,595	372,233
CMS Energy Corp.	8,856	409,590
Consolidated Edison Inc.	9,751	788,076
Dominion Energy Inc.	19,927	1,527,006
DTE Energy Co.	5,677	600,570
Duke Energy Corp.	22,153	1,851,769
Edison International	10,274	803,324
Entergy Corp.	5,605	430,296
Eversource Energy	10,011	607,768
Exelon Corp.	29,151	1,051,477
FirstEnergy Corp.	14,380	419,321
NextEra Energy Inc.	14,864	2,082,892
NiSource Inc.	10,342	262,273
NRG Energy Inc.	10,224	176,057
PG&E Corp.	16,293	1,081,366
Pinnacle West Capital Corp.	3,652	311,004
PPL Corp.	21,673	837,878
Public Service Enterprise Group Inc.	15,962	686,526
SCANA Corp.	4,506	301,947
Sempra Energy	7,888	889,372
Southern Co.	31,407	1,503,767
WEC Energy Group Inc.	9,966	611,713
Xcel Energy Inc.	16,029	735,410

		20,777,859

Total Common Stocks
(cost $414,639,786)		657,587,395

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (0.68%)
State Street Institutional U.S. Government Money Market Fund Premier Class	4,478,214	$4,478,214

Total Short-term Investments
(cost $4,478,214)		4,478,214

TOTAL INVESTMENTS (99.94%)
(cost $419,118,000)		662,065,609
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		414,551

NET ASSETS (100.00%)		$662,480,160

(a)	Non-income producing security.

(b)	At June 30, 2017, cash in the amount of $187,600 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	40	September 2017	$4,859,082	$4,841,800	$(17,282)

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.48%)
Consumer Discretionary (12.31%)
1-800-FLOWERS.COM Inc. (a)	4,167	$40,628
Aaron’s Inc.	10,318	401,370
Abercrombie & Fitch Co. Class A	11,294	140,497
Acushnet Holdings Corp.	3,742	74,241
Adtalem Global Education Inc.	10,125	384,244
AMC Entertainment Holdings Inc. Class A	8,847	201,269
American Axle & Manufacturing Holdings Inc. (a)	13,912	217,027
American Eagle Outfitters Inc.	26,441	318,614
American Outdoor Brands Corp. (a)	9,265	205,312
American Public Education Inc. (a)	2,504	59,220
America’s Car-Mart Inc. (a)	1,325	51,542
Asbury Automotive Group Inc. (a)	3,060	173,043
Ascena Retail Group Inc. (a)	28,544	61,370
Ascent Capital Group LLC Class A (a)	1,722	26,450
At Home Group Inc. (a)	612	14,253
AV Homes Inc. (a)	1,911	38,316
Barnes & Noble Education Inc. (a)	6,556	69,690
Barnes & Noble Inc.	10,385	78,926
Bassett Furniture Industries Inc.	1,671	63,414
Beasley Broadcast Group Inc. Class A	779	7,634
Beazer Homes USA Inc. (a)	5,112	70,137
Belmond Ltd. Class A (a)	14,631	194,592
Big 5 Sporting Goods Corp.	3,207	41,851
Big Lots Inc.	7,345	354,764
Biglari Holdings Inc. (a)	174	69,555
BJ’s Restaurants Inc. (a)	3,361	125,197
Black Diamond Inc. (a)	3,234	21,506
Bloomin’ Brands Inc.	16,170	343,289
Bob Evans Farms Inc.	3,220	231,293
Bojangles’ Inc. (a)	2,807	45,614
Boot Barn Holdings Inc (a)	2,546	18,026
Boyd Gaming Corp.	13,588	337,118
Bridgepoint Education Inc. (a)	2,834	41,830
Brinker International Inc.	8,033	306,057
Buckle Inc., The	4,664	83,019
Buffalo Wild Wings Inc. (a)	2,625	332,588
Build-A-Bear Workshop Inc. (a)	2,409	25,174
Caesars Acquisition Co. Class A (a)	7,829	149,142
Caesars Entertainment Corp. (a)	9,239	110,868
Caleres Inc.	6,825	189,599
Callaway Golf Co.	15,475	197,770
Cambium Learning Group Inc. (a)	2,353	11,930
Camping World Holdings Inc. Class A	2,005	61,854
Capella Education Co.	1,879	160,842
Career Education Corp. (a)	11,253	108,029
Carriage Services Inc.	2,465	66,456
Carrols Restaurant Group Inc. (a)	5,896	72,226
Carvana Co. (a)	2,476	50,684
Cato Corp. Class A	4,251	74,775
Cavco Industries Inc. (a)	1,397	181,121
Central European Media Enterprises Ltd. Class A (a)	13,319	53,276
Century Casinos Inc. (a)	3,348	24,675
Century Communities Inc. (a)	2,825	70,060

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cheesecake Factory Inc., The	7,325	$368,448
Chegg Inc. (a)	13,405	164,747
Chico’s FAS Inc.	20,949	197,340
Children’s Place Inc., The	2,861	292,108
Churchill Downs Inc.	2,202	403,627
Chuy’s Holdings Inc. (a)	2,710	63,414
Citi Trends Inc.	2,483	52,689
Clear Channel Outdoor Holdings Inc. Class A	5,930	28,760
ClubCorp Holdings Inc.	10,578	138,572
Collectors Universe Inc.	1,230	30,566
Columbia Sportswear Co.	4,721	274,101
Conn’s Inc. (a)	3,194	61,005
Container Store Group Inc., The (a)	2,620	15,510
Cooper Tire & Rubber Co.	8,646	312,121
Cooper-Standard Holdings Inc. (a)	2,851	287,580
Core-Mark Holding Company Inc.	7,490	247,619
Cracker Barrel Old Country Store Inc.	3,086	516,134
Crocs Inc. (a)	12,106	93,337
CSS Industries Inc.	1,460	38,194
Culp Inc.	1,827	59,378
Daily Journal Corp. (a)	186	38,368
Dana Inc.	23,669	528,529
Dave & Buster’s Entertainment Inc. (a)	6,838	454,795
Deckers Outdoor Corp. (a)	5,151	351,607
Del Frisco’s Restaurant Group Inc. (a)	3,745	60,294
Del Taco Restaurants Inc. (a)	5,349	73,549
Delta Apparel Inc. (a)	1,143	25,352
Denny’s Corp. (a)	11,623	136,803
Dillard’s Inc. Class A	2,478	142,956
DineEquity Inc.	2,910	128,186
Dorman Products Inc. (a)	4,392	363,526
Drive Shack Inc.	6,896	21,722
DSW Inc. Class A	11,051	195,603
Duluth Holdings Inc. (a)	1,560	28,408
E.W. Scripps Co. Class A, The (a)	9,432	167,984
El Pollo Loco Holdings Inc. (a)	3,297	45,663
Eldorado Resorts Inc. (a)	7,570	151,400
Emerald Expositions Events Inc.	2,622	57,422
Empire Resorts Inc. (a)	502	11,998
Entercom Communications Corp. Class A	4,280	44,298
Entravision Communications Corp. Class A	11,523	76,052
Eros International PLC (a)	4,872	55,784
Escalade Inc.	1,657	21,707
Ethan Allen Interiors Inc.	4,133	133,496
Etsy Inc. (a)	18,824	282,360
Express Inc. (a)	12,291	82,964
Fiesta Restaurant Group Inc. (a)	4,436	91,603
Finish Line Inc. Class A, The	6,478	91,793
Five Below Inc. (a)	8,890	438,899
Flexsteel Industries Inc.	1,226	66,339
Fogo De Chao Inc. (a)	1,510	20,989
Fossil Group Inc. (a)	7,146	73,961
Fox Factory Holding Corp. (a)	5,688	202,493

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Francesca’s Holdings Corp. (a)	6,303	$68,955
Fred’s Inc. Class A	5,752	53,091
FTD Companies Inc. (a)	2,962	59,240
Gaia Inc. (a)	1,361	15,243
Gannett Co. Inc.	18,731	163,334
Genesco Inc. (a)	3,121	105,802
Gentherm Inc. (a)	6,020	233,576
G-III Apparel Group Ltd. (a)	7,280	181,636
Global Eagle Entertainment Inc. (a)	7,610	27,092
GNC Holdings Inc. Class A	11,597	97,763
Golden Entertainment Inc. (a)	1,686	34,917
GoPro Inc. Class A (a)	16,810	136,665
Grand Canyon Education Inc. (a)	7,626	597,957
Gray Television Inc. (a)	10,610	145,357
Green Brick Partners Inc. (a)	3,967	45,422
Group 1 Automotive Inc.	3,330	210,856
Groupon Inc. (a)	55,181	211,895
Guess? Inc.	9,896	126,471
Habit Restaurants Inc., The Class A (a)	3,285	51,903
Haverty Furniture Companies Inc.	3,198	80,270
Helen of Troy Ltd. (a)	4,434	417,239
Hemisphere Media Group Inc. (a)	2,547	30,182
Hibbett Sports Inc. (a)	3,492	72,459
Hooker Furniture Corp.	1,860	76,539
Horizon Global Corp. (a)	4,157	59,695
Houghton Mifflin Harcourt Co. (a)	16,819	206,874
Hovnanian Enterprises Inc. Class A (a)	19,950	55,860
HSN Inc.	5,171	164,955
Iconix Brand Group Inc. (a)	8,240	56,938
ILG Inc.	17,293	475,385
IMAX Corp. (a)	9,400	206,800
Inspired Entertainment Inc. (a)	651	8,463
Installed Building Products Inc. (a)	3,510	185,854
International Speedway Corp. Class A	4,042	151,777
Intrawest Resorts Holdings Inc. (a)	2,131	50,590
iRobot Corp. (a)	4,303	362,054
J. Alexander’s Holdings Inc. (a)	2,203	26,987
J.C. Penney Company Inc. (a)	50,535	234,988
J.Jill Inc. (a)	1,902	23,376
Jack in the Box Inc.	5,150	507,275
Johnson Outdoors Inc. Class A	858	41,364
K12 Inc. (a)	5,526	99,026
KB Home	13,704	328,485
Kirkland’s Inc. (a)	2,458	25,268
La Quinta Holdings Inc. (a)	13,390	197,770
Lands’ End Inc. (a)	2,377	35,417
Laureate Education Inc. Class A (a)	5,786	101,429
La-Z-Boy Inc.	7,860	255,450
LCI Industries	3,879	397,210
LGI Homes Inc. (a)	2,823	113,428
Libbey Inc.	3,544	28,565
Liberty Media Corp. - Liberty Braves Class A (a)	1,490	35,596
Liberty Media Corp. - Liberty Braves Class C (a)	5,595	134,112
Liberty Tax Inc.	961	12,445

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Liberty TripAdvisor Holdings Inc. Class A (a)	11,928	$138,365
Lifetime Brands Inc.	1,738	31,545
Lindblad Expeditions Holdings Inc. (a)	3,244	34,062
Lithia Motors Inc. Class A	3,792	357,320
Loral Space & Communications Inc. (a)	2,095	87,047
Lumber Liquidators Holdings Inc. (a)	4,376	109,663
M.D.C. Holdings Inc.	6,883	243,176
M/I Homes Inc. (a)	4,030	115,056
Malibu Boats Inc. Class A (a)	2,947	76,239
Marcus Corp., The	3,045	91,959
Marine Products Corp.	913	14,252
MarineMax Inc. (a)	4,225	82,599
Marriott Vacations Worldwide Corp.	3,583	421,898
MCBC Holdings Inc. (a)	2,995	58,552
MDC Partners Inc. Class A	8,479	83,942
Meredith Corp.	6,434	382,501
Meritage Homes Corp. (a)	6,272	264,678
Modine Manufacturing Co. (a)	7,757	128,378
Monarch Casino & Resort Inc. (a)	1,657	50,124
Monro Muffler Brake Inc.	5,114	213,510
Motorcar Parts of America Inc. (a)	3,070	86,697
Movado Group Inc.	2,610	65,902
MSG Networks Inc. Class A (a)	9,763	219,179
NACCO Industries Inc. Class A	677	47,965
Nathan’s Famous Inc. (a)	487	30,681
National CineMedia Inc.	10,323	76,597
Nautilus Inc. (a)	5,036	96,439
New Home Company Inc., The (a)	2,045	23,456
New Media Investment Group Inc.	8,409	113,353
New York Times Co. Class A, The	20,642	365,363
Nexstar Media Group Inc.	7,400	442,520
Noodles & Company (a)	1,864	7,270
NutriSystem Inc.	4,884	254,212
Office Depot Inc.	83,399	470,370
Ollie’s Bargain Outlet Holdings Inc. (a)	7,737	329,596
Overstock.com Inc. (a)	2,710	44,173
Oxford Industries Inc.	2,679	167,411
Papa John’s International Inc.	4,509	323,566
Party City Holdco Inc. (a)	4,427	69,283
Penn National Gaming Inc. (a)	12,395	265,253
Perry Ellis International Inc. (a)	2,020	39,309
PetMed Express Inc.	3,201	129,961
PICO Holdings Inc. (a)	3,845	67,288
Pier 1 Imports Inc.	13,599	70,579
Pinnacle Entertainment Inc. (a)	8,650	170,924
Planet Fitness Inc. Class A	13,755	321,042
Potbelly Corp. (a)	3,870	44,505
RCI Hospitality Holdings Inc.	1,454	34,663
Reading International Inc. Class A (a)	2,699	43,535
Red Lion Hotels Corp. (a)	2,134	15,685
Red Robin Gourmet Burgers Inc. (a)	2,157	140,744
Red Rock Resorts Inc. Class A	11,140	262,347
Regis Corp. (a)	6,233	64,013
Rent-A-Center Inc.	7,035	82,450

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
RH (a)	5,626	$362,990
Ruby Tuesday Inc. (a)	9,666	19,429
Ruth’s Hospitality Group Inc.	4,829	105,031
Saga Communications Inc. Class A	599	27,404
Salem Media Group Inc.	1,745	12,390
Scholastic Corp.	4,486	195,545
Scientific Games Corp. Class A (a)	8,629	225,217
Sears Holdings Corp. (a)	1,808	16,019
SeaWorld Entertainment Inc.	11,111	180,776
Select Comfort Corp. (a)	6,694	237,570
Sequential Brands Group Inc. (a)	6,563	26,186
Shake Shack Inc. Class A (a)	3,592	125,289
Shiloh Industries Inc. (a)	1,379	16,189
Shoe Carnival Inc.	1,812	37,835
Shutterfly Inc. (a)	5,543	263,292
Sinclair Broadcast Group Inc. Class A	11,761	386,937
Sonic Automotive Inc.	4,595	89,373
Sonic Corp.	6,699	177,457
Sotheby’s (a)	6,238	334,793
Speedway Motorsports Inc.	1,878	34,311
Sportsman’s Warehouse Holdings Inc. (a)	5,915	31,941
Standard Motor Products Inc.	3,534	184,545
Steven Madden Ltd. (a)	9,605	383,720
Stoneridge Inc. (a)	4,490	69,191
Strayer Education Inc.	1,771	165,093
Sturm, Ruger & Company Inc.	2,809	174,579
Superior Industries International Inc.	4,130	84,872
Superior Uniform Group Inc.	1,315	29,390
Tailored Brands Inc.	8,146	90,909
Taylor Morrison Home Corp. Class A (a)	9,977	239,548
Tenneco Inc.	8,658	500,692
Texas Roadhouse Inc. Class A	10,868	553,725
Tile Shop Holdings Inc., The	5,366	110,808
Tilly’s Inc. Class A	1,793	18,199
Time Inc.	16,333	234,379
TopBuild Corp. (a)	6,009	318,898
Tower International Inc.	3,467	77,834
Townsquare Media Inc. (a)	1,286	13,169
TRI Pointe Group Inc. (a)	25,646	338,271
tronc Inc. (a)	3,237	41,725
UCP Inc. Class A (a)	1,214	13,293
Unifi Inc. (a)	2,639	81,281
Universal Electronics Inc. (a)	2,348	156,964
Vera Bradley Inc. (a)	3,472	33,956
Vista Outdoor Inc. (a)	9,306	209,478
Vitamin Shoppe Inc. (a)	4,009	46,705
VOXX International Corp. (a)	3,191	26,166
Weight Watchers International Inc. (a)	4,626	154,601
West Marine Inc.	2,951	37,920
Weyco Group Inc.	1,071	29,859
William Lyon Homes Class A (a)	3,946	95,256
Wingstop Inc.	4,790	148,011
Winmark Corp.	371	47,840
Winnebago Industries Inc.	5,126	179,410
Wolverine World Wide Inc.	15,343	429,757

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
World Wrestling Entertainment Inc.	5,937	$120,937
Zagg Inc. (a)	4,647	40,197
Zoe’s Kitchen Inc. (a)	3,209	38,219
Zumiez Inc. (a)	2,961	36,568

		39,424,566

Consumer Staples (2.66%)
Alico Inc.	625	19,562
Amplify Snack Brands Inc. (a)	4,817	46,436
Andersons Inc., The	4,435	151,455
B&G Foods Inc. Class A	10,721	381,668
Boston Beer Co. Inc. (a)	1,466	193,732
Calavo Growers Inc.	2,550	176,078
Cal-Maine Foods Inc. (a)	5,097	201,841
Castle Brands Inc. (a)	14,031	24,133
Central Garden & Pet Co. (a)	1,546	49,147
Central Garden & Pet Co. Class A (a)	5,648	169,553
Chefs’ Warehouse Inc., The (a)	3,105	40,365
Coca-Cola Bottling Co. Consolidated	785	179,663
Craft Brew Alliance Inc. (a)	2,290	38,586
Darling Ingredients Inc. (a)	26,737	420,840
Dean Foods Co.	14,826	252,042
e.l.f. Beauty Inc. (a)	3,365	91,562
Farmer Brothers Co. (a)	1,256	37,994
Fresh Del Monte Produce Inc.	5,370	273,387
Freshpet Inc. (a)	3,797	63,030
Hostess Brands Inc. (a)	13,015	209,542
HRG Group Inc. (a)	19,244	340,811
Ingles Markets Inc. Class A	2,296	76,457
Inter Parfums Inc.	2,878	105,479
J&J Snack Foods Corp.	2,473	326,609
John B. Sanfilippo & Son Inc.	1,451	91,573
Lancaster Colony Corp.	3,062	375,462
Landec Corp. (a)	4,484	66,587
Lifeway Foods Inc. (a)	853	7,967
Limoneira Co.	1,908	45,086
Medifast Inc.	1,813	75,185
MGP Ingredients Inc.	2,070	105,922
National Beverage Corp.	1,935	181,039
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	12,513
Natural Health Trends Corp.	1,276	35,537
Nature’s Sunshine Products Inc.	1,753	23,227
Nutraceutical International Corp.	1,399	58,268
Oil-Dri Corporation of America	848	35,624
Omega Protein Corp.	3,705	66,320
Orchids Paper Products Co.	1,513	19,593
Performance Food Group Co. (a)	11,556	316,634
PriceSmart Inc.	3,584	313,958
Primo Water Corp. (a)	4,111	52,210
Revlon Inc. Class A (a)	1,977	46,855
Sanderson Farms Inc.	3,310	382,802
Seneca Foods Corp. Class A (a)	1,104	34,279
Smart & Final Stores Inc. (a)	3,872	35,235
Snyder’s-Lance Inc.	13,982	484,057
SpartanNash Co.	6,079	157,811

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
SUPERVALU Inc. (a)	45,060	$148,247
Tootsie Roll Industries Inc.	2,753	95,942
Turning Point Brands Inc. (a)	983	15,079
United Natural Foods Inc. (a)	8,238	302,335
Universal Corp.	4,024	260,353
USANA Health Sciences Inc. (a)	1,892	121,277
Vector Group Ltd.	15,361	327,497
Village Super Market Inc. Class A	1,134	29,393
WD-40 Co.	2,246	247,846
Weis Markets Inc.	1,594	77,660

		8,519,345

Energy (3.56%)
Abraxas Petroleum Corp. (a)	24,841	40,242
Adams Resources & Energy Inc.	325	13,351
Alon USA Energy Inc.	5,021	66,880
Approach Resources Inc. (a)	6,960	23,455
Arch Coal Inc. Class A	3,578	244,377
Archrock Inc.	11,716	133,562
Ardmore Shipping Corp.	4,945	40,302
Atwood Oceanics Inc. (a)	12,531	102,128
Basic Energy Services Inc. (a)	2,825	70,342
Bill Barrett Corp. (a)	12,370	37,976
Bonanza Creek Energy Inc. (a)	3,299	104,611
Bristow Group Inc.	5,616	42,962
C&J Energy Services Inc. (a)	7,543	258,499
California Resources Corp. (a)	6,999	59,841
Callon Petroleum Co. (a)	32,881	348,867
CARBO Ceramics Inc. (a)	3,906	26,756
Carrizo Oil & Gas Inc. (a)	10,025	174,636
Clean Energy Fuels Corp. (a)	22,134	56,220
Cloud Peak Energy Inc. (a)	12,068	42,600
Contango Oil & Gas Co. (a)	3,797	25,212
CVR Energy Inc.	2,607	56,728
Delek US Holdings Inc.	10,169	268,868
Denbury Resources Inc. (a)	64,845	99,213
DHT Holdings Inc.	12,762	52,962
Diamond Offshore Drilling Inc. (a)	10,529	114,029
Dorian LPG Ltd. (a)	3,920	32,066
Dril-Quip Inc. (a)	6,166	300,901
Earthstone Energy Inc. Class A (a)	1,604	16,056
Eclipse Resources Corp. (a)	14,180	40,555
Energy XXI Gulf Coast Inc. (a)	4,858	90,213
Ensco PLC Class A	49,661	256,251
EP Energy Corp. Class A (a)	6,343	23,215
Era Group Inc. (a)	3,256	30,802
Evolution Petroleum Corp.	4,232	34,279
Exterran Corp. (a)	5,164	137,879
Fairmount Santrol Holdings Inc. (a)	25,277	98,580
Forum Energy Technologies Inc. (a)	11,217	174,985
Frank’s International NV	8,057	66,793
Frontline Ltd.	12,493	71,585
GasLog Ltd.	6,732	102,663
Gastar Exploration Inc. (a)	28,639	26,520
Gener8 Maritime Inc. (a)	7,672	43,654
Geospace Technologies Corp. (a)	2,059	28,476

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Golar LNG Ltd.	15,593	$346,944
Green Plains Inc.	6,213	127,677
Gulf Island Fabrication Inc.	2,158	25,033
Halcon Resources Corp. (a)	9,985	45,332
Hallador Energy Co.	2,493	19,371
Helix Energy Solutions Group Inc. (a)	22,240	125,434
Independence Contract Drilling Inc. (a)	4,876	18,968
International Seaways Inc. (a)	4,758	103,106
Isramco Inc. (a)	144	16,474
Jagged Peak Energy Inc. (a)	4,795	64,013
Jones Energy Inc. Class A (a)	7,763	12,421
Keane Group Inc. (a)	5,025	80,400
Key Energy Services Inc. (a)	1,659	31,919
Lilis Energy Inc. (a)	6,885	33,736
Mammoth Energy Services Inc. (a)	1,137	21,148
Matador Resources Co. (a)	14,405	307,835
Matrix Service Co. (a)	4,331	40,495
McDermott International Inc. (a)	46,061	330,257
Midstates Petroleum Company Inc. (a)	1,904	24,124
Natural Gas Services Group (a)	2,128	52,881
Navios Maritime Acquisition Corp.	13,865	20,382
NCS Multistage Holdings Inc. (a)	1,799	45,299
Newpark Resources Inc. (a)	13,750	101,062
Noble Corp. PLC	39,686	143,663
Nordic American Tankers Ltd.	16,328	103,520
Oasis Petroleum Inc. (a)	38,737	311,833
Oil States International Inc. (a)	8,481	230,259
Overseas Shipholding Group Inc. Class A (a)	6,832	18,173
Pacific Ethanol Inc. (a)	6,693	41,831
Panhandle Oil & Gas Inc.	2,721	62,855
Par Pacific Holdings Inc. (a)	5,212	94,024
Parker Drilling Co. (a)	20,082	27,111
PDC Energy Inc. (a)	10,766	464,122
Peabody Energy Corp. (a)	7,949	194,353
Penn Virginia Corp. (a)	2,345	86,179
PHI Inc. (a)	2,033	19,842
Pioneer Energy Services Corp. (a)	12,059	24,721
ProPetro Holding Corp. (a)	4,119	57,501
Renewable Energy Group Inc. (a)	6,218	80,523
Resolute Energy Corp. (a)	3,540	105,386
REX American Resources Corp. (a)	984	95,015
RigNet Inc. (a)	2,020	32,421
Ring Energy Inc. (a)	7,403	96,239
Rowan Companies PLC Class A (a)	19,019	194,755
Sanchez Energy Corp. (a)	8,564	61,490
SandRidge Energy Inc. (a)	5,583	96,083
Scorpio Tankers Inc.	27,054	107,404
SEACOR Holdings Inc. (a)	2,641	90,586
SEACOR Marine Holdings Inc. (a)	2,655	54,056
Seadrill Ltd. (a)	638	230
Select Energy Services Inc. Class A (a)	664	8,068
SemGroup Corp. Class A	10,990	296,730
Ship Finance International Ltd.	9,828	133,661
SilverBow Resources Inc. (a)	1,168	30,555
Smart Sand Inc. (a)	3,545	31,586

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Solaris Oilfield Infrastructure Inc. Class A (a)	1,658	$19,117
SRC Energy Inc. (a)	32,780	220,609
Stone Energy Corp. (a)	3,179	58,430
Superior Energy Services Inc. (a)	24,748	258,122
Teekay Corp.	8,555	57,062
Teekay Tankers Ltd. Class A	19,033	35,782
Tellurian Inc. (a)	8,994	90,210
Tesco Corp. (a)	8,072	35,920
TETRA Technologies Inc. (a)	17,541	48,939
Ultra Petroleum Corp. (a)	31,751	344,498
Unit Corp. (a)	8,340	156,208
Uranium Energy Corp. (a)	22,000	34,980
US Silica Holdings Inc.	13,295	471,842
W&T Offshore Inc. (a)	15,408	30,200
Westmoreland Coal Co. (a)	2,805	13,660
WildHorse Resource Development Corp. (a)	3,004	37,159
Willbros Group Inc. (a)	6,950	17,166

		11,399,082

Financials (17.87%)
1st Source Corp.	2,635	126,322
Access National Corp.	2,404	63,754
ACNB Corp.	927	28,274
AG Mortgage Investment Trust Inc.	4,639	84,894
Allegiance Bancshares Inc. (a)	1,778	68,097
Ambac Financial Group Inc. (a)	7,316	126,933
American Equity Investment Life Holding Co.	13,457	353,650
American National Bankshares Inc.	1,465	54,132
Ameris Bancorp	5,899	284,332
Amerisafe Inc.	3,175	180,816
Ames National Corp.	1,401	42,871
AmTrust Financial Services Inc.	13,879	210,128
Anworth Mortgage Asset Corp.	15,974	96,004
Apollo Commercial Real Estate Finance Inc.	15,219	282,312
Ares Commercial Real Estate Corp.	4,511	59,049
Argo Group International Holdings Ltd.	4,733	286,820
Arlington Asset Investment Corp. Class A	3,748	51,235
ARMOUR Residential REIT Inc.	6,169	154,225
Arrow Financial Corp.	1,957	61,939
Artisan Partners Asset Management Inc. Class A	7,276	223,373
ASB Bancorp Inc. (a)	454	19,953
Associated Capital Group Inc. Class A	770	26,180
Astoria Financial Corp.	15,163	305,534
Atlantic Capital Bankshares Inc. (a)	3,397	64,543
Atlas Financial Holdings Inc. (a)	1,822	27,148
B. Riley Financial Inc.	2,052	38,065
Baldwin & Lyons Inc.	1,564	38,318
Banc of California Inc.	7,130	153,295
BancFirst Corp.	1,359	131,279

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Banco Latinoamericano de Comercio Exterior SA	5,060	$138,543
Bancorp Inc., The (a)	8,362	63,384
BancorpSouth Inc.	14,010	427,305
Bank Mutual Corp.	6,803	62,247
Bank of Commerce Holdings	2,460	27,183
Bank of Marin Bancorp	946	58,226
Bank of N.T. Butterfield & Son Ltd., The	8,721	297,386
BankFinancial Corp.	2,623	39,135
Bankwell Financial Group Inc.	917	28,638
Banner Corp.	5,354	302,555
Bar Harbor Bankshares	2,445	75,355
BCB Bancorp Inc.	1,507	23,057
Bear State Financial Inc.	2,868	27,131
Beneficial Bancorp Inc.	11,570	173,550
Berkshire Hills Bancorp Inc.	5,788	203,448
Blue Capital Reinsurance Holdings Ltd.	940	17,202
Blue Hills Bancorp Inc.	4,173	74,697
BofI Holding Inc. (a)	9,780	231,982
Boston Private Financial Holdings Inc.	13,587	208,560
Bridge Bancorp Inc.	3,065	102,064
Brookline Bancorp Inc.	12,201	178,135
Bryn Mawr Bank Corp.	2,808	119,340
BSB Bancorp Inc. (a)	1,277	37,352
C&F Financial Corp.	505	23,684
Cadence BanCorporation (a)	1,410	30,851
California First National Bancorp	353	6,654
Camden National Corp.	2,491	106,889
Canadian Imperial Bank of Commerce	1	72
Capital Bank Financial Corp. Class A	4,729	180,175
Capital City Bank Group Inc.	1,774	36,225
Capitol Federal Financial Inc.	21,193	301,153
Capstar Financial Holdings Inc. (a)	1,391	24,676
Capstead Mortgage Corp.	15,841	165,222
Carolina Financial Corp.	2,341	75,661
Cathay General Bancorp	12,252	464,963
Centerstate Banks Inc.	8,753	217,600
Central Pacific Financial Corp.	4,947	155,682
Central Valley Community Bancorp	1,353	29,982
Century Bancorp Inc. Class A	507	32,245
Charter Financial Corp.	2,031	36,558
Chemical Financial Corp.	11,523	557,828
Chemung Financial Corp.	478	19,541
Cherry Hill Mortgage Investment Corp.	2,191	40,468
Citizens & Northern Corp.	2,103	48,916
Citizens Inc. (a)	8,028	59,247
City Holding Co.	2,466	162,435
Civista Bancshares Inc.	1,586	33,116
Clifton Bancorp Inc.	3,713	61,376
CNB Financial Corp.	2,471	59,230
CNO Financial Group Inc.	27,950	583,596
CoBiz Financial Inc.	6,086	105,896
Codorus Valley Bancorp Inc.	1,258	35,727
Cohen & Steers Inc.	3,439	139,417

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Columbia Banking System Inc.	9,471	$377,419
Commerce Union Bancshares Inc.	1,103	26,329
Community Bank System Inc.	7,988	445,491
Community Bankers Trust Corp. (a)	3,424	28,248
Community Financial Corp., The	631	24,294
Community Trust Bancorp Inc.	2,596	113,575
ConnectOne Bancorp Inc.	4,721	106,459
County Bancorp Inc.	714	17,136
Cowen Inc. (a)	4,175	67,844
Crawford & Co. Class B	2,133	19,837
CU Bancorp (a)	2,654	95,942
Customers Bancorp Inc. (a)	4,606	130,258
CVB Financial Corp.	16,758	375,882
CYS Investments Inc.	25,199	211,924
Diamond Hill Investment Group	504	100,498
Dime Community Bancshares	5,098	99,921
DNB Financial Corp.	490	16,807
Donegal Group Inc.	1,325	21,068
Donnelley Financial Solutions Inc. (a)	4,349	99,853
Dynex Capital Inc.	7,751	55,032
Eagle Bancorp Inc. (a)	5,168	327,134
eHealth Inc. (a)	2,788	52,414
Elevate Credit Inc. (a)	2,342	18,549
Ellington Residential Mortgage REIT	1,525	22,356
EMC Insurance Group Inc.	1,570	43,615
Employers Holdings Inc.	5,173	218,818
Encore Capital Group Inc. (a)	3,973	159,516
Enova International Inc. (a)	5,365	79,670
Enstar Group Ltd. (a)	1,860	369,489
Entegra Financial Corp. (a)	1,049	23,865
Enterprise Bancorp Inc.	1,586	56,366
Enterprise Financial Services Corp.	3,654	149,083
Equity Bancshares Inc. Class A (a)	1,733	53,099
ESSA Bancorp Inc.	1,222	17,988
Essent Group Ltd. (a)	12,582	467,295
Evans Bancorp Inc.	739	29,523
Evercore Partners Inc. Class A	6,654	469,107
EZCORP Inc. Class A (a)	8,247	63,502
Farmers & Merchants Bancorp Inc.	664	41,168
Farmers Capital Bank Corp.	1,218	46,954
Farmers National Banc Corp.	3,799	55,086
FB Financial Corp. (a)	1,081	39,121
FBL Financial Group Inc. Class A	1,643	101,044
FCB Financial Holdings Inc. Class A (a)	5,736	273,894
Federal Agricultural Mortgage Corp. Class C	1,454	94,074
Federated National Holding Co.	2,068	33,088
Fidelity & Guaranty Life	1,769	54,927
Fidelity Southern Corp.	3,307	75,598
Fifth Street Asset Management Inc.	1,091	5,291
Financial Engines Inc.	9,506	347,920
Financial Institutions Inc.	2,360	70,328
First BanCorp (a)	26,728	154,755
First Bancorp (North Carolina)	3,969	124,071
First Bancorp Inc.	1,619	43,810
First Bancshares Inc., The	1,360	37,536

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Busey Corp.	5,278	$154,751
First Business Financial Services Inc.	1,316	30,373
First Citizens BancShares Inc. Class A	1,207	449,849
First Commonwealth Financial Corp.	15,726	199,406
First Community Bancshares Inc.	2,542	69,524
First Community Financial Partners Inc. (a)	2,043	26,355
First Connecticut Bancorp Inc.	2,391	61,329
First Defiance Financial Corp.	1,606	84,604
First Financial Bancorp	10,031	277,859
First Financial Bankshares Inc.	10,317	456,011
First Financial Corp. Indiana	1,760	83,248
First Financial Northwest Inc.	1,367	22,050
First Foundation Inc. (a)	4,294	70,550
First Guaranty Bancshares Inc.	610	16,616
First Internet Bancorp	831	23,310
First Interstate BancSystem Inc.	4,174	155,273
First Merchants Corp.	6,699	268,898
First Mid-Illinois Bancshares Inc.	1,632	55,880
First Midwest Bancorp Inc.	16,595	386,829
First Northwest Bancorp (a)	1,746	27,534
First of Long Island Corp., The	3,788	108,337
FirstCash Inc.	7,717	449,901
Flagstar Bancorp Inc. (a)	3,450	106,329
Flushing Financial Corp.	4,577	129,026
FNB Bancorp	835	22,929
FNFV Group (a)	10,329	163,198
Franklin Financial Network Inc. (a)	1,928	79,530
Fulton Financial Corp.	27,894	529,986
Gain Capital Holdings Inc.	6,022	37,517
GAMCO Investors Inc.	766	22,674
Genworth Financial Inc. Class A (a)	80,676	304,149
German American Bancorp Inc.	3,586	122,247
Glacier Bancorp Inc.	12,506	457,845
Global Indemnity Ltd. (a)	1,355	52,533
Great Ajax Corp.	2,858	39,955
Great Southern Bancorp Inc.	1,742	93,197
Great Western Bancorp Inc.	9,643	393,531
Green Bancorp Inc. (a)	3,305	64,117
Green Dot Corp. Class A (a)	7,432	286,355
Greene County Bancorp Inc.	388	10,554
Greenhill & Co. Inc.	4,779	96,058
Greenlight Capital Re Ltd. Class A (a)	4,947	103,392
Guaranty Bancorp	3,805	103,496
Guaranty Bancshares Inc.	329	10,512
Hallmark Financial Services Inc. (a)	2,453	27,645
Hamilton Lane Inc. Class A	2,318	50,973
Hancock Holding Co.	13,707	671,643
Hanmi Financial Corp.	5,153	146,603
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,032	183,692
HarborOne Bancorp Inc. (a)	2,434	48,583
HCI Group Inc.	1,317	61,873
Health Insurance Innovations Inc. Class A (a)	1,825	42,888
Heartland Financial USA Inc.	3,986	187,741

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Heritage Commerce Corp.	5,857	$80,709
Heritage Financial Corp.	4,975	131,838
Heritage Insurance Holdings Inc.	4,402	57,314
Hilltop Holdings Inc.	12,208	319,972
Hingham Institution for Savings	202	36,750
Home Bancorp Inc.	875	37,205
Home Bancshares Inc.	21,006	523,049
HomeStreet Inc. (a)	4,722	130,681
HomeTrust Bancshares Inc. (a)	2,837	69,223
Hope Bancorp Inc.	21,120	393,888
Horace Mann Educators Corp.	6,786	256,511
Horizon Bancorp	3,453	90,987
Houlihan Lokey Inc.	3,455	120,580
Howard Bancorp Inc. (a)	1,411	27,162
IBERIABANK Corp.	8,223	670,175
Impac Mortgage Holdings Inc. (a)	1,386	20,970
Independence Holding Co.	1,269	25,951
Independent Bank Corp.	4,382	292,060
Independent Bank Corp. (Michigan)	3,613	78,583
Independent Bank Group Inc.	2,871	170,824
Infinity Property & Casualty Corp.	1,728	162,432
International Bancshares Corp.	8,904	312,085
INTL FCStone Inc. (a)	2,465	93,078
Invesco Mortgage Capital	18,539	309,787
Investar Holding Corp.	1,325	30,342
Investment Technology Group Inc.	5,564	118,179
Investors Bancorp Inc.	42,205	563,859
Investors Title Co.	227	43,911
James River Group Holdings Ltd.	2,942	116,886
KCG Holdings Inc. Class A (a)	7,278	145,123
Kearny Financial Corp.	13,828	205,346
Kemper Corp.	6,556	253,062
Kingstone Companies Inc.	1,471	22,506
Kinsale Capital Group Inc.	2,360	88,052
KKR Real Estate Finance Trust Inc.	1,713	36,830
Ladder Capital Corp.	11,651	156,240
Ladenburg Thalmann Financial Services Inc. (a)	17,002	41,485
Lakeland Bancorp Inc.	7,273	137,096
Lakeland Financial Corp.	3,985	182,832
LCNB Corp.	1,299	25,980
LegacyTexas Financial Group Inc.	7,683	292,953
LendingClub Corp. (a)	51,831	285,589
LendingTree Inc. (a)	1,038	178,744
Live Oak Bancshares Inc.	3,146	76,133
Macatawa Bank Corp.	4,121	39,314
Maiden Holdings Ltd.	10,151	112,676
MainSource Financial Group Inc.	4,007	134,275
Malvern Bancorp Inc. (a)	1,026	24,573
Marlin Business Services Corp.	1,319	33,173
MB Financial Inc.	13,168	579,919
MBIA Inc. (a)	20,427	192,627
MBT Financial Corp.	2,828	27,432
Medley Management Inc. Class A	1,008	6,552
Mercantile Bank Corp.	2,644	83,233
Meridian Bancorp Inc.	8,108	137,025

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Meta Financial Group Inc.	1,456	$129,584
MGIC Investment Corp. (a)	60,255	674,856
Middlefield Banc Corp.	421	21,218
Midland States Bancorp Inc.	2,484	83,264
MidSouth Bancorp Inc.	1,421	16,697
MidWestOne Financial Group Inc.	1,807	61,239
Moelis & Co.	4,080	158,508
MTGE Investment Corp.	7,684	144,459
MutualFirst Financial Inc.	809	28,881
National Bank Holdings Corp. Class A	4,030	133,433
National Bankshares Inc.	1,186	48,389
National Commerce Corp. (a)	1,712	67,710
National General Holdings Corp.	8,260	174,286
National Western Life Group Inc. Class A	368	117,620
Nationstar Mortgage Holdings Inc. (a)	4,793	85,747
Navigators Group Inc., The	3,357	184,299
NBT Bancorp Inc.	7,087	261,865
Nelnet Inc. Class A	3,375	158,659
New York Mortgage Trust Inc.	19,290	119,984
NewStar Financial Inc.	4,980	52,290
NI Holdings Inc. (a)	1,678	30,003
Nicolet Bankshares Inc. (a)	1,458	79,767
NMI Holdings Inc. Class A (a)	9,279	106,245
Northfield Bancorp Inc.	7,062	121,113
Northrim BanCorp Inc.	1,050	31,920
Northwest Bancshares Inc.	15,424	240,769
Norwood Financial Corp.	609	25,730
OceanFirst Financial Corp.	5,106	138,475
Ocwen Financial Corp. (a)	17,237	46,368
OFG Bancorp	7,286	72,860
Ohio Valley Banc Corp.	644	23,216
Old Line Bancshares Inc.	1,298	36,578
Old National Bancorp	21,880	377,430
Old Point Financial Corp.	570	18,742
Old Second Bancorp Inc.	4,807	55,521
OM Asset Management PLC	8,980	133,443
On Deck Capital Inc. (a)	7,800	36,348
OneBeacon Insurance Group Ltd. Class A	3,421	62,365
Oppenheimer Holdings Inc. Class A	1,622	26,601
Opus Bank	3,379	81,772
Orchid Island Capital Inc.	5,023	49,527
Oritani Financial Corp.	6,491	110,672
Orrstown Financial Services Inc.	1,094	24,998
Owens Realty Mortgage Inc.	1,575	26,712
Pacific Continental Corp.	3,520	89,936
Pacific Mercantile Bancorp (a)	2,339	20,583
Pacific Premier Bancorp Inc. (a)	6,378	235,348
Paragon Commercial Corp. (a)	682	35,785
Park National Corp.	2,193	227,458
Park Sterling Corp.	8,396	99,744
Parke Bancorp Inc.	914	20,474
PCSB Financial Corp. (a)	2,945	50,242
Peapack-Gladstone Financial Corp.	2,618	81,917
Penns Woods Bancorp Inc.	803	33,068

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PennyMac Financial Services Inc.
Class A (a)	2,351	$39,262
PennyMac Mortgage Investment Trust	10,980	200,824
Peoples Bancorp Inc.	2,697	86,655
Peoples Bancorp of North Carolina Inc.	673	21,267
Peoples Financial Services Corp.	1,148	50,202
People’s Utah Bancorp	2,076	55,637
PHH Corp. (a)	8,689	119,648
Pinnacle Financial Partners Inc.	—	15
Piper Jaffray Companies Inc.	2,428	145,559
PJT Partners Inc. Class A	2,902	116,718
PRA Group Inc. (a)	7,475	283,302
Preferred Bank	2,115	113,089
Premier Financial Bancorp Inc.	1,439	29,658
Primerica Inc.	7,415	561,686
Provident Bancorp Inc. (a)	658	14,805
Provident Financial Holdings Inc.	1,004	19,327
Provident Financial Services Inc.	10,152	257,658
Prudential Bancorp Inc.	1,270	23,063
Pzena Investment Management Inc. Class A	2,576	26,172
QCR Holdings Inc.	1,906	90,344
Radian Group Inc.	35,636	582,649
Redwood Trust Inc.	12,726	216,851
Regional Management Corp. (a)	1,843	43,550
Renasant Corp.	6,930	303,118
Republic Bancorp Inc. Class A	1,659	59,226
Republic First Bancorp Inc. (a)	7,896	73,038
Resource Capital Corp.	5,059	51,450
Riverview Bancorp Inc.	3,056	20,292
RLI Corp.	6,261	341,976
S&T Bancorp Inc.	5,501	197,266
Safeguard Scientifics Inc. (a)	3,262	38,818
Safety Insurance Group Inc.	2,418	165,149
Sandy Spring Bancorp Inc.	3,902	158,655
Seacoast Banking Corporation of Florida (a)	6,507	156,819
Selective Insurance Group Inc.	9,346	467,767
ServisFirst Bancshares Inc.	7,616	280,954
Shore Bancshares Inc.	1,949	32,061
SI Financial Group Inc.	1,654	26,629
Sierra Bancorp	2,017	49,517
Silvercrest Asset Management Group Inc. Class A	1,050	14,122
Simmons First National Corp.	4,980	263,442
SmartFinancial Inc. (a)	1,146	27,366
South State Corp.	4,693	402,190
Southern First Bancshares Inc. (a)	907	33,604
Southern Missouri Bancorp Inc.	897	28,937
Southern National Bancorp of Virginia Inc.	1,700	29,920
Southside Bancshares Inc.	4,508	157,521
Southwest Bancorp Inc.	3,005	76,778
State Auto Financial Corp.	2,767	71,195
State Bank Financial Corp.	5,892	159,791
State National Companies Inc.	5,045	92,727
Sterling Bancorp	21,264	494,388

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stewart Information Services Corp.	3,452	$156,652
Stifel Financial Corp. (a)	10,838	498,331
Stock Yards Bancorp Inc.	3,640	141,596
Stonegate Bank	2,281	105,337
Summit Financial Group Inc.	1,755	38,610
Sun Bancorp Inc.	1,715	42,275
Sunshine Bancorp Inc. (a)	1,190	25,359
Sutherland Asset Management Corp.	2,800	41,580
Territorial Bancorp Inc.	1,261	39,331
Texas Capital Bancshares Inc. (a)	8,106	627,404
Third Point Reinsurance Ltd. (a)	12,520	174,028
Timberland Bancorp Inc.	982	24,815
Tiptree Inc.	4,735	33,382
Tompkins Financial Corp.	2,444	192,392
TowneBank	9,196	283,237
Trico Bancshares	3,399	119,475
Tristate Capital Holdings Inc. (a)	3,684	92,837
Triumph Bancorp Inc. (a)	2,497	61,301
Trupanion Inc. (a)	3,667	82,067
Trustco Bank Corp. NY	15,315	118,691
Trustmark Corp.	10,983	353,213
Two River Bancorp	1,146	21,304
UMB Financial Corp.	7,359	550,895
Umpqua Holdings Corp.	36,048	661,841
Union Bankshares Corp.	7,026	238,181
Union Bankshares Inc.	589	27,978
United Bankshares Inc.	16,267	637,666
United Community Banks Inc.	11,519	320,228
United Community Financial Corp.	7,542	62,674
United Financial Bancorp Inc.	8,238	137,492
United Fire Group Inc.	3,400	149,804
United Insurance Holdings Corp.	2,848	44,799
United Security Bancshares	2,059	19,046
Unity Bancorp Inc.	1,215	20,898
Universal Insurance Holdings Inc.	5,186	130,687
Univest Corp. of Pennsylvania	4,423	132,469
Valley National Bancorp	42,010	496,138
Veritex Holdings Inc. (a)	2,328	61,296
Virtu Financial Inc. Class A	4,138	73,036
Virtus Investment Partners Inc.	1,092	121,157
Waddell & Reed Financial Inc. Class A	13,071	246,780
Walker & Dunlop Inc. (a)	4,558	222,567
Washington Federal Inc.	14,552	483,126
Washington Trust Bancorp Inc.	2,424	124,957
WashingtonFirst Bankshares Inc.	1,584	54,696
Waterstone Financial Inc.	4,337	81,752
WesBanco Inc.	6,837	270,335
West Bancorporation	2,667	63,075
Westamerica Bancorporation	4,110	230,324
Western Asset Mortgage Capital Corp.	6,956	71,647
Western New England Bancorp Inc.	4,419	44,853
Westwood Holdings Group Inc.	1,333	75,568
Wins Finance Holdings Inc. (a) (b)	19	3,895
Wintrust Financial Corp.	9,015	689,099
WisdomTree Investments Inc.	19,224	195,508

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WMIH Corp. (a)	33,065	$41,331
World Acceptance Corp. (a)	1,019	76,333
WSFS Financial Corp.	4,772	216,410
Xenith Bankshares Inc. (a)	842	26,153

		57,247,211

Health Care (14.82%)
AAC Holdings Inc. (a)	1,632	11,310
Abaxis Inc.	3,649	193,470
Abeona Therapeutics Inc. (a)	3,886	24,870
Accelerate Diagnostics Inc. (a)	4,228	115,636
Acceleron Pharma Inc. (a)	5,207	158,241
Accuray Inc. (a)	12,960	61,560
Aceto Corp.	4,780	73,851
Achaogen Inc. (a)	4,711	102,370
Achillion Pharmaceuticals Inc. (a)	19,565	89,803
Aclaris Therapeutics Inc. (a)	3,276	88,845
Acorda Therapeutics Inc. (a)	7,140	140,658
Adamas Pharmaceuticals Inc. (a)	2,737	47,870
Addus HomeCare Corp. (a)	1,220	45,384
Aduro Biotech Inc. (a)	6,615	75,411
Advaxis Inc. (a)	6,329	41,075
Aerie Pharmaceuticals Inc. (a)	4,935	259,334
Agenus Inc. (a)	12,282	48,023
Aimmune Therapeutics Inc. (a)	5,712	117,439
Akebia Therapeutics Inc. (a)	5,981	85,947
Albany Molecular Research Inc. (a)	4,347	94,330
Alder Biopharmaceuticals Inc. (a)	7,786	89,150
Allscripts Healthcare Solutions Inc. (a)	29,530	376,803
Almost Family Inc. (a)	2,075	127,924
AMAG Pharmaceuticals Inc. (a)	5,797	106,665
Amedisys Inc. (a)	4,647	291,878
American Renal Associates Holdings Inc. (a)	1,439	26,693
Amicus Therapeutics Inc. (a)	23,344	235,074
AMN Healthcare Services Inc. (a)	7,688	300,216
Amphastar Pharmaceuticals Inc. (a)	5,857	104,606
Analogic Corp.	2,073	150,603
AnaptysBio Inc. (a)	741	17,732
Anavex Life Sciences Corp. (a)	5,360	28,515
Angiodynamics Inc. (a)	5,917	95,915
ANI Pharmaceuticals Inc. (a)	1,342	62,806
Anika Therapeutics Inc. (a)	2,366	116,738
Antares Pharma Inc. (a)	23,245	74,849
Aratana Therapeutics Inc. (a)	6,581	47,581
Ardelyx Inc. (a)	5,362	27,346
Arena Pharmaceuticals Inc. (a)	5,201	87,732
Array Biopharma Inc. (a)	27,855	233,146
Assembly Biosciences Inc. (a)	2,249	46,442
Asterias Biotherapeutics (a)	3,503	12,436
Atara Biotherapeutics Inc. (a)	3,815	53,410
Athersys Inc. (a)	16,463	24,859
AtriCure Inc. (a)	5,146	124,790
Atrion Corp.	233	149,889
Audentes Therapeutics Inc. (a)	2,463	47,117
AveXis Inc. (a)	3,996	328,311

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AxoGen Inc. (a)	4,423	$74,085
Axovant Sciences Ltd. (a)	4,855	112,587
Bellicum Pharmaceutical Inc. (a)	4,413	51,544
BioCryst Pharmaceuticals Inc. (a)	12,924	71,857
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,632	40,800
BioScrip Inc. (a)	17,839	48,433
BioSpecifics Technologies Corp. (a)	954	47,233
BioTelemetry Inc. (a)	4,494	150,324
BioTime Inc. (a)	10,940	34,461
Bluebird Bio Inc. (a)	7,298	766,655
Blueprint Medicines Corp. (a)	6,312	319,829
Calithera Biosciences Inc. (a)	4,967	73,760
Cambrex Corp. (a)	5,264	314,524
Cantel Medical Corp.	5,873	457,565
Capital Senior Living Corp. (a)	4,049	61,585
Cara Therapeutics Inc. (a)	4,357	67,054
Cardiovascular Systems Inc. (a)	5,363	172,849
Cascadian Therapeutics Inc. (a)	5,458	20,276
Castlight Health Inc. Class B (a)	10,392	43,127
Catalent Inc. (a)	20,459	718,111
Catalyst Pharmaceuticals Inc. (a)	11,532	31,828
Celldex Therapeutics Inc. (a)	19,611	48,439
Cempra Inc. (a)	7,466	34,344
Cerus Corp. (a)	16,636	41,756
Chemed Corp.	2,561	523,801
ChemoCentryx Inc. (a)	3,444	32,236
Chimerix Inc. (a)	7,277	39,660
Civitas Solutions Inc. (a)	2,482	43,435
Clearside Biomedical Inc. (a)	3,345	30,473
Clovis Oncology Inc. (a)	7,047	659,811
Coherus Biosciences Inc. (a)	6,227	89,357
Collegium Pharmaceutical Inc. (a)	3,676	45,987
Community Health Systems Inc. (a)	15,514	154,519
Computer Programs & Systems Inc.	1,814	59,499
Conatus Pharmaceuticals Inc. (a)	4,164	23,985
Concert Pharmaceuticals Inc. (a)	2,874	40,092
ConforMis Inc. (a)	5,807	24,912
Conmed Corp.	4,575	233,050
Corbus Pharmaceuticals Holdings Inc. (a)	7,192	45,310
Corcept Therapeutics Inc. (a)	14,799	174,628
Corindus Vascular Robotics Inc. (a)	13,544	25,192
Corium International Inc. (a)	3,193	23,820
Corvel Corp. (a)	1,625	77,106
Corvus Pharmaceuticals Inc. (a)	1,348	16,311
Cotiviti Holdings Inc. (a)	4,353	161,670
Cross Country Healthcare Inc. (a)	5,747	74,194
CryoLife Inc. (a)	5,125	102,244
Curis Inc. (a)	17,654	33,366
Cutera Inc. (a)	2,200	56,980
Cytokinetics Inc. (a)	6,747	81,639
CytomX Therapeutics Inc. (a)	4,705	72,928
DepoMed Inc. (a)	9,335	100,258
Dermira Inc. (a)	6,197	180,581
Diplomat Pharmacy Inc. (a)	7,754	114,759

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Durect Corp. (a)	21,922	$34,198
Dyax Corp. Contingent Value Rights (a) (b)	23,324	25,890
Dynavax Technologies Corp. (a)	7,982	77,026
Eagle Pharmaceuticals Inc. (a)	1,346	106,186
Edge Therapeutics Inc. (a)	2,610	26,779
Editas Medicine Inc. (a)	5,498	92,256
Emergent Biosolutions Inc. (a)	5,368	182,029
Enanta Pharmaceuticals Inc. (a)	2,573	92,577
Endologix Inc. (a)	13,356	64,910
Ensign Group Inc., The	7,924	172,505
Entellus Medical Inc. (a)	1,970	32,623
Enzo Biochem Inc. (a)	6,419	70,866
Epizyme Inc. (a)	6,636	100,204
Esperion Therapeutics Inc. (a)	2,419	111,951
Evolent Health Inc. Class A (a)	6,317	160,136
Exact Sciences Corp. (a)	17,852	631,425
Exactech Inc. (a)	1,714	51,077
Fate Therapeutics Inc. (a)	6,055	19,618
FibroGen Inc. (a)	9,656	311,889
Five Prime Therapeutics Inc. (a)	4,459	134,260
Flexion Therapeutics Inc. (a)	4,229	85,510
Fluidigm Corp. (a)	4,743	19,162
Fonar Corp. (a)	988	27,417
Fortress Biotech Inc. (a)	5,274	25,052
Foundation Medicine Inc. (a)	2,203	87,569
Galena Biopharma Inc. (a)	—	0
Genesis Healthcare Inc. (a)	5,731	9,972
GenMark Diagnostics Inc. (a)	7,113	84,147
Genocea Biosciences Inc. (a)	4,587	23,944
Genomic Health Inc. (a)	3,070	99,928
Geron Corp. (a)	25,848	71,599
Glaukos Corp. (a)	4,663	193,375
Global Blood Therapeutics Inc. (a)	6,003	164,182
Globus Medical Inc. Class A (a)	11,462	379,965
Haemonetics Corp. (a)	8,476	334,717
Halozyme Therapeutics Inc. (a)	17,964	230,298
Halyard Health Inc. (a)	7,613	299,039
HealthEquity Inc. (a)	8,099	403,573
Healthsouth Corp.	14,555	704,462
HealthStream Inc. (a)	4,249	111,834
Heron Therapeutics Inc. (a)	7,387	102,310
Heska Corp. (a)	1,033	105,438
HMS Holdings Corp. (a)	13,639	252,322
Horizon Pharma PLC (a)	26,542	315,054
ICU Medical Inc. (a)	2,415	416,588
Idera Pharmaceuticals Inc. (a)	18,019	30,993
Ignyta Inc. (a)	8,093	83,763
Immune Design Corp. (a)	3,404	33,189
ImmunoGen Inc. (a)	13,913	98,921
Immunomedics Inc. (a)	16,622	146,772
Impax Laboratories Inc. (a)	12,189	196,243
INC Research Holdings Inc. Class A (a)	8,880	519,480
Innoviva Inc. (a)	12,383	158,502
Inogen Inc. (a)	2,768	264,123
Inovalon Holdings Inc. Class A (a)	10,179	133,854

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Inovio Pharmaceuticals Inc. (a)	10,988	$86,146
Insmed Inc. (a)	10,429	178,962
Insulet Corp. (a)	9,458	485,290
Insys Therapeutics Inc. (a)	3,805	48,133
Integer Holdings Corp. (a)	5,038	217,894
Integra LifeSciences Holdings Corp. (a)	10,110	551,096
Intellia Therapeutics Inc. (a)	2,300	36,800
Intersect ENT Inc. (a)	4,185	116,971
Intra-Cellular Therapies Inc. (a)	5,664	70,347
Invacare Corp.	5,262	69,458
Invitae Corp. (a)	6,302	60,247
Iovance Biotherapeutics Inc. (a)	8,868	65,180
iRhythm Technologies Inc. (a)	2,246	95,433
Ironwood Pharmaceuticals Inc. (a)	21,623	408,242
Jounce Therapeutics Inc. (a)	947	13,286
K2M Group Holdings Inc. (a)	6,577	160,216
Karyopharm Therapeutics Inc. (a)	5,466	49,467
Keryx Biopharmaceuticals Inc. (a)	13,103	94,735
Kindred Biosciences Inc. (a)	3,368	28,965
Kindred Healthcare Inc.	14,033	163,484
Kite Pharma Inc. (a)	7,949	824,071
Kura Oncology Inc. (a)	2,254	20,962
La Jolla Pharmaceutical Co. (a)	2,839	84,517
Landauer Inc.	1,489	77,875
Lannett Company Inc. (a)	4,575	93,330
Lantheus Holdings Inc. (a)	4,228	74,624
LeMaitre Vascular Inc.	2,255	70,401
Lexicon Pharmaceuticals Inc. (a)	7,130	117,289
LHC Group Inc. (a)	2,470	167,688
Ligand Pharmaceuticals Inc. Class B (a)	3,335	404,869
LivaNova PLC (a)	7,889	482,886
Loxo Oncology Inc. (a)	3,253	260,858
Luminex Corp.	6,621	139,836
MacroGenics Inc. (a)	5,358	93,819
Madrigal Pharmaceuticals Inc. (a)	610	9,919
Magellan Health Inc. (a)	3,878	282,706
Masimo Corp. (a)	7,291	664,793
Matinas BioPharma Holdings Inc. (a)	8,557	14,461
Medicines Co., The (a)	11,195	425,522
MediciNova Inc. (a)	4,775	25,116
Medidata Solutions Inc. (a)	9,165	716,703
Medpace Holdings Inc. (a)	1,356	39,324
Meridian Bioscience Inc.	6,851	107,903
Merit Medical Systems Inc. (a)	7,904	301,538
Merrimack Pharmaceuticals Inc.	20,105	24,930
MiMedx Group Inc. (a)	16,856	252,334
Minerva Neurosciences Inc. (a)	4,067	35,993
Miragen Therapeutics Inc. (a)	1,887	24,399
Molina Healthcare Inc. (a)	7,132	493,392
Momenta Pharmaceuticals Inc. (a)	11,933	201,668
MyoKardia Inc. (a)	2,798	36,654
Myriad Genetics Inc. (a)	10,457	270,209
NanoString Technologies Inc. (a)	2,871	47,486
NantHealth Inc. (a)	2,817	11,916
NantKwest Inc. (a)	4,937	37,472

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Natera Inc. (a)	5,086	$55,234
National Healthcare Corp.	1,840	129,058
National Research Corp. Class A	1,572	42,287
Natus Medical Inc. (a)	5,280	196,944
Nektar Therapeutics (a)	24,087	470,901
Neogen Corp. (a)	5,996	414,384
NeoGenomics Inc. (a)	8,824	79,063
Neos Therapeutics Inc. (a)	3,118	22,761
Nevro Corp. (a)	4,512	335,828
NewLink Genetics Corp. (a)	3,596	26,431
Novavax Inc. (a)	45,809	52,680
Novelion Therapeutics Inc. (a)	2,390	22,060
Novocure Ltd. (a)	9,380	162,274
NuVasive Inc. (a)	8,254	634,898
NxStage Medical Inc. (a)	10,498	263,185
Nymox Pharmaceutical Corp. (a)	4,564	20,082
Obalon Therapeutics Inc. (a)	1,362	13,497
Ocular Therapeutix Inc. (a)	3,203	29,692
Omeros Corp. (a)	6,777	134,896
Omnicell Inc. (a)	6,049	260,712
OraSure Technologies Inc. (a)	9,202	158,827
Organovo Holdings Inc. (a)	14,405	37,885
Orthofix International NV (a)	2,903	134,931
Otonomy Inc. (a)	4,568	86,107
Ovid Therapeutics Inc. (a)	818	8,581
Owens & Minor Inc.	9,906	318,874
Oxford Immunotec Global PLC (a)	3,617	60,838
Pacific Biosciences of California Inc. (a)	13,794	49,107
Pacira Pharmaceuticals Inc. (a)	6,395	305,042
Paratek Pharmaceuticals Inc. (a)	3,827	92,231
Parexel International Corp. (a)	8,192	711,967
PDL BioPharma Inc.	28,261	69,805
Penumbra Inc. (a)	4,767	418,304
PharMerica Corp. (a)	4,918	129,098
Phibro Animal Health Corp. Class A	3,086	114,336
Pieris Pharmaceuticals Inc. (a)	5,553	28,098
Portola Pharmaceuticals Inc. (a)	8,109	455,483
PRA Health Sciences Inc. (a)	6,302	472,713
Prestige Brands Holdings Inc. (a)	8,794	464,411
Progenics Pharmaceuticals Inc. (a)	11,461	77,820
Protagonist Therapeutics Inc. (a)	1,263	14,285
Prothena Corp. PLC (a)	6,239	337,655
Providence Service Corp. (a)	1,895	95,906
PTC Therapeutics Inc. (a)	5,458	100,045
Pulse Biosciences Inc. (a)	1,476	50,966
Puma Biotechnology Inc. (a)	4,655	406,847
Quality Systems Inc. (a)	8,455	145,511
Quidel Corp. (a)	4,357	118,249
Quotient Ltd. (a)	4,295	31,611
R1 RCM Inc. (a)	16,486	61,822
Ra Pharmaceuticals Inc. (a)	1,904	35,681
Radius Health Inc. (a)	6,051	273,687
RadNet Inc. (a)	6,530	50,608
Reata Pharmaceuticals Inc. Class A (a)	1,375	43,505
Recro Pharma Inc. (a)	2,169	15,248

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
REGENXBIO Inc. (a)	4,466	$88,204
Repligen Corp. (a)	5,562	230,489
Retrophin Inc. (a)	5,975	115,855
Revance Therapeutics Inc. (a)	3,639	96,070
Rigel Pharmaceuticals Inc. (a)	18,780	51,269
Rockwell Medical Inc. (a)	7,927	62,861
RTI Surgical Inc. (a)	9,588	56,090
Sage Therapeutics Inc. (a)	5,617	447,338
Sangamo Therapeutics Inc. (a)	11,157	98,182
Sarepta Therapeutics Inc. (a)	8,341	281,175
SciClone Pharmaceuticals Inc. (a)	8,124	89,364
Select Medical Holdings Corp. (a)	17,612	270,344
Selecta Biosciences Inc. (a)	1,890	37,535
Seres Therapeutics Inc. (a)	2,927	33,075
Sientra Inc. (a)	2,269	22,055
Simulations Plus Inc.	1,738	21,464
Spark Therapeutics Inc. (a)	3,779	225,757
Spectranetics Corp., The (a)	7,134	273,946
Spectrum Pharmaceuticals Inc. (a)	12,944	96,433
STAAR Surgical Co. (a)	6,555	70,794
Stemline Therapeutics Inc. (a)	3,764	34,629
Strongbridge Biopharma PLC (a)	3,458	24,725
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	42,063
Supernus Pharmaceuticals Inc. (a)	7,730	333,163
Surgery Partners Inc. (a)	3,070	69,842
SurModics Inc. (a)	2,214	62,324
Syndax Pharmaceuticals Inc. (a)	1,419	19,823
Synergy Pharmaceuticals Inc. (a)	36,862	164,036
Syros Pharmaceuticals Inc. (a)	2,016	32,437
Tabula Rasa HealthCare Inc. (a)	1,515	22,801
Tactile Systems Technology Inc. (a)	1,486	42,470
Teladoc Inc. (a)	8,749	303,590
Teligent Inc. (a)	6,748	61,744
Tenet Healthcare Corp. (a)	13,257	256,390
Tetraphase Pharmaceuticals Inc. (a)	5,829	41,561
TG Therapeutics Inc. (a)	7,879	79,184
TherapeuticsMD Inc. (a)	24,758	130,475
Theravance Biopharma Inc. (a)	6,781	270,155
Tivity Health Inc. (a)	5,936	236,550
Tocagen Inc. (a)	1,361	16,373
Trevena Inc. (a)	7,309	16,811
Triple-S Management Corp. Class B (a)	3,930	66,456
U.S. Physical Therapy Inc.	2,033	122,793
Ultragenyx Pharmaceutical Inc. (a)	6,434	399,616
Utah Medical Products Inc.	570	41,268
Vanda Pharmaceuticals Inc. (a)	7,156	116,643
Varex Imaging Corp. (a)	6,120	206,856
VBI Vaccines Inc. (a)	3,405	14,812
Veracyte Inc. (a)	3,799	31,646
Versartis Inc. (a)	4,925	85,941
ViewRay Inc. (a)	4,732	30,616
Viveve Medical Inc. (a)	2,422	17,390
Vocera Communications Inc. (a)	4,554	120,317
Voyager Therapeutics Inc. (a)	1,900	17,024
vTv Therapeutics Inc. Class A (a)	1,291	6,416

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
WaVe Life Sciences Ltd. (a)	1,923	$35,768
Wright Medical Group NV (a)	17,137	471,096
XBiotech Inc. (a)	2,857	13,428
Xencor Inc. (a)	6,186	130,586
ZIOPHARM Oncology Inc. (a)	21,341	132,741
Zogenix Inc. (a)	3,889	56,390
Zynerba Pharmaceuticals Inc. (a)	1,857	31,513

		47,480,712

Industrials (14.40%)
Aaon Inc.	6,623	244,058
AAR Corp.	5,229	181,760
ABM Industries Inc.	9,189	381,527
Acacia Research Corp. (a)	8,391	34,403
Acco Brands Corp. (a)	17,140	199,681
Actuant Corp. Class A	9,915	243,909
Advanced Disposal Services Inc. (a)	4,066	92,420
Advanced Drainage Systems Inc.	5,733	115,233
Advisory Board Co., The (a)	6,721	346,132
Aegion Corp. (a)	5,689	124,475
Aerojet Rocketdyne Holdings Inc. (a)	11,252	234,042
Aerovironment Inc. (a)	3,396	129,727
Air Transport Services Group Inc. (a)	8,246	179,598
Aircastle Ltd.	7,941	172,717
Alamo Group Inc.	1,531	139,030
Albany International Corp. Class A	4,707	251,354
Allegiant Travel Co.	2,111	286,252
Allied Motion Technologies Inc.	969	26,376
Altra Industrial Motion Corp.	4,660	185,468
Ameresco Inc. Class A (a)	3,363	25,895
American Railcar Industries Inc.	1,302	49,867
American Woodmark Corp. (a)	2,285	218,332
Apogee Enterprises Inc.	4,645	264,022
Applied Industrial Technologies Inc.	6,219	367,232
Aqua Metals Inc. (a)	2,704	33,935
ARC Document Solutions Inc. (a)	6,566	27,315
ArcBest Corp.	4,213	86,788
Argan Inc.	2,366	141,960
Armstrong Flooring Inc. (a)	3,829	68,807
Astec Industries Inc.	3,456	191,843
Astronics Corp. (a)	3,305	100,703
Atkore International Group Inc. (a)	5,342	120,462
Atlas Air Worldwide Holdings Inc. (a)	3,786	197,440
Avis Budget Group Inc. (a)	12,196	332,585
Axon Enterprise Inc. (a)	8,645	217,335
AZZ Inc.	4,285	239,103
Babcock & Wilcox Enterprises Inc. (a)	7,531	88,565
Barnes Group Inc.	8,073	472,513
Barrett Business Services Inc.	1,197	68,576
Beacon Roofing Supply Inc. (a)	9,734	476,966
BG Staffing Inc.	1,131	19,657
Blue Bird Corp. (a)	864	14,688
BMC Stock Holdings Inc. (a)	10,642	232,528
Brady Corp.	7,563	256,386
Briggs & Stratton Corp.	6,967	167,905
Brink’s Co., The	7,452	499,284

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Builders FirstSource Inc. (a)	15,739	$241,121
CaesarStone Ltd. (a)	3,693	129,440
CAI International Inc. (a)	2,528	59,661
Casella Waste Systems Inc. Class A (a)	6,749	110,751
CBIZ Inc. (a)	8,149	122,235
CECO Environmental Corp.	4,803	44,092
Chart Industries Inc. (a)	5,108	177,401
Chicago Bridge & Iron Company N.V.	16,397	323,513
CIRCOR International Inc.	2,763	164,067
Cogint Inc. (a)	2,417	12,206
Columbus McKinnon Corp.	3,248	82,564
Comfort Systems USA Inc.	6,086	225,791
Commercial Vehicle Group Inc. (a)	4,041	34,146
Continental Building Products Inc. (a)	6,441	150,075
Costamare Inc.	5,952	43,509
Covanta Holding Corp.	19,103	252,160
Covenant Transport Group Inc. Class A (a)	1,851	32,448
CRA International Inc.	1,447	52,555
CSW Industrials Inc. (a)	2,358	91,137
Cubic Corp.	4,191	194,043
Curtiss-Wright Corp.	7,193	660,162
Daseke Inc. (a)	3,291	36,629
Deluxe Corp.	7,968	551,545
DigitalGlobe Inc. (a)	10,064	335,131
DMC Global Inc.	2,248	29,449
Douglas Dynamics Inc.	3,633	119,526
Ducommun Inc. (a)	1,639	51,760
DXP Enterprises Inc. (a)	2,562	88,389
Dycom Industries Inc. (a)	4,969	444,825
Eagle Bulk Shipping Inc. (a)	6,131	29,000
Eastern Co., The	893	26,835
Echo Global Logistics Inc. (a)	4,831	96,137
EMCOR Group Inc.	9,583	626,537
Encore Wire Corp.	3,345	142,832
Energous Corp. (a)	3,067	49,869
Energy Recovery Inc. (a)	5,664	46,955
EnerSys	7,032	509,468
Engility Holdings Inc. (a)	3,068	87,131
Ennis Inc.	4,220	80,602
EnPro Industries Inc.	3,448	246,084
EnviroStar Inc.	557	15,067
ESCO Technologies Inc.	4,209	251,067
Essendant Inc.	6,233	92,435
Esterline Technologies Corp. (a)	4,260	403,848
ExOne Co., The (a)	1,722	19,717
Exponent Inc.	4,236	246,959
Federal Signal Corp.	9,774	169,677
Forward Air Corp.	4,883	260,166
Foundation Building Materials Inc. (a)	2,106	27,083
Franklin Covey Co. (a)	1,870	36,091
Franklin Electric Co. Inc.	7,518	311,245
Freightcar America Inc.	2,061	35,841
FTI Consulting Inc. (a)	6,904	241,364
GATX Corp.	6,368	409,271
Genco Shipping & Trading Ltd. (a)	1,183	11,203

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Gencor Industries Inc. (a)	1,255	$20,331
Generac Holdings Inc. (a)	9,962	359,927
General Cable Corp.	8,071	131,961
Gibraltar Industries Inc. (a)	5,227	186,343
Global Brass & Copper Holdings Inc.	3,485	106,467
GMS Inc. (a)	3,831	107,651
Gorman-Rupp Co., The	2,884	73,455
GP Strategies Corp. (a)	2,137	56,417
Graham Corp.	1,712	33,658
Granite Construction Inc.	6,521	314,573
Great Lakes Dredge & Dock Co. (a)	10,129	43,555
Greenbrier Companies Inc., The	4,470	206,738
Griffon Corp.	4,770	104,702
H&E Equipment Services Inc.	5,299	108,153
Hardinge Inc.	1,810	22,480
Harsco Corp. (a)	13,080	210,588
Hawaiian Holdings Inc. (a)	8,706	408,747
HC2 Holdings Inc. (a)	5,552	32,646
Healthcare Services Group Inc.	11,563	541,495
Heartland Express Inc.	7,727	160,876
Heidrick & Struggles International Inc.	3,003	65,315
Herc Holdings Inc. (a)	3,943	155,039
Heritage-Crystal Clean Inc. (a)	2,188	34,789
Herman Miller Inc.	9,701	294,910
Hertz Global Holdings Inc. (a)	8,919	102,568
Hill International Inc. (a)	5,362	27,882
Hillenbrand Inc.	10,303	371,938
HNI Corp.	7,185	286,466
Hub Group Inc. (a)	5,448	208,931
Hudson Technologies Inc. (a)	5,958	50,345
Hurco Companies Inc.	1,117	38,816
Huron Consulting Group Inc. (a)	3,705	160,056
Huttig Building Products Inc. (a)	3,820	26,778
Hyster-Yale Materials Handling Inc.	1,674	117,598
ICF International Inc. (a)	3,034	142,901
IES Holdings Inc. (a)	1,246	22,615
Innerworkings Inc. (a)	7,362	85,399
Insperity Inc.	2,978	211,438
Insteel Industries Inc.	2,831	93,338
Interface Inc.	10,105	198,563
JELD-WEN Holding Inc. (a)	3,837	124,549
John Bean Technologies Corp.	5,113	501,074
Kadant Inc.	1,775	133,480
Kaman Corp.	4,298	214,341
KBR Inc.	23,404	356,209
Kelly Services Inc. Class A	4,891	109,803
Kennametal Inc.	13,055	488,518
Keyw Holding Corp., The (a)	7,813	73,052
Kforce Inc.	4,029	78,968
Kimball International Inc. Class B	6,032	100,674
KLX Inc. (a)	8,419	420,950
Knight Transportation Inc.	11,896	440,747
Knoll Inc.	7,891	158,215
Korn/Ferry International	8,332	287,704
Kratos Defense & Security Solutions Inc. (a)	11,621	137,941

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
L.B. Foster Co. Class A	1,317	$28,250
Lawson Products Inc. (a)	1,004	22,239
Layne Christensen Co. (a)	2,841	24,972
Lindsay Corp.	1,758	156,902
LSC Communications Inc.	5,453	116,694
LSI Industries Inc.	4,010	36,291
Lydall Inc. (a)	2,766	143,002
Manitowoc Company Inc., The (a)	20,951	125,916
Marten Transport Ltd.	3,732	102,257
Masonite International Corp. (a)	4,846	365,873
MasTec Inc. (a)	10,835	489,200
Matson Inc.	7,172	215,447
Matthews International Corp. Class A	5,089	311,701
McGrath Rentcorp	3,866	133,880
Mercury Systems Inc. (a)	7,613	320,431
Meritor Inc. (a)	13,358	221,876
Milacron Holdings Corp. (a)	7,311	128,600
Miller Industries Inc.	1,840	45,724
Mistras Group Inc. (a)	2,854	62,702
Mobile Mini Inc.	7,320	218,502
Moog Inc. Class A (a)	5,187	372,012
MRC Global Inc. (a)	14,550	240,366
MSA Safety Inc.	5,414	439,454
Mueller Industries Inc.	9,393	286,017
Mueller Water Products Inc.	25,252	294,943
Multi-Color Corp.	2,252	183,763
MYR Group Inc. (a)	2,527	78,388
National Presto Industries Inc.	786	86,853
Navigant Consulting Inc. (a)	7,879	155,689
Navios Maritime Holdings Inc. (a)	14,235	19,502
Navistar International Corp. (a)	8,179	214,535
NCI Building Systems Inc. (a)	6,506	108,650
Neff Corp. Class A (a)	1,352	25,688
Nexeo Solutions Inc. (a)	4,197	34,835
NL Industries Inc. (a)	1,105	7,790
NN Inc.	4,446	122,043
Northwest Pipe Co. (a)	1,508	24,520
NOW Inc. (a)	17,763	285,629
NV5 Global Inc. (a)	1,207	51,298
Omega Flex Inc.	508	32,715
On Assignment Inc. (a)	8,265	447,550
Orion Group Holdings Inc. (a)	4,710	35,184
Park-Ohio Holdings Corp.	1,418	54,026
Patrick Industries Inc. (a)	2,634	191,887
Pendrell Corp. (a)	1,865	13,484
PGT Innovations Inc. (a)	7,872	100,762
Plug Power Inc. (a)	36,348	74,150
Ply Gem Holdings Inc. (a)	3,678	66,020
Powell Industries Inc.	1,447	46,290
Preformed Line Products Co.	463	21,492
Primoris Services Corp.	6,620	165,103
Proto Labs Inc. (a)	4,075	274,044
Quad Graphics Inc.	5,118	117,305
Quanex Building Products Corp.	5,600	118,440
R.R. Donnelley & Sons Co.	10,873	136,347

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Radiant Logistics Inc. (a)	6,422	$34,550
Raven Industries Inc.	5,936	197,669
RBC Bearings Inc. (a)	3,781	384,755
Resources Connection Inc.	4,600	63,020
REV Group Inc.	2,050	56,744
Revolution Lighting Technologies Inc. (a)	1,947	12,831
Rexnord Corp. (a)	16,947	394,018
Roadrunner Transportation Systems Inc. (a)	5,222	37,964
RPX Corp. (a)	7,487	104,444
Rush Enterprises Inc. Class A (a)	4,826	179,431
Rush Enterprises Inc. Class B (a)	901	32,805
Safe Bulkers Inc. (a)	7,634	17,482
Saia Inc. (a)	4,110	210,843
Schneider National Inc. Class B	5,292	118,382
Scorpio Bulkers Inc. (a)	9,517	67,571
Simpson Manufacturing Co. Inc.	6,812	297,753
SiteOne Landscape Supply Inc. (a)	5,520	287,371
SkyWest Inc.	8,256	289,786
Spartan Motors Inc.	5,314	47,029
Sparton Corp. (a)	1,625	35,734
SPX Corp. (a)	6,954	174,963
SPX FLOW Inc. (a)	6,724	247,981
Standard Plus Corp. (a)	2,835	86,609
Standex International Corp.	2,113	191,649
Steelcase Inc.	14,172	198,408
Sterling Construction Company Inc. (a)	4,138	54,084
Sun Hydraulics Corp.	3,820	162,999
Sunrun Inc. (a)	13,885	98,861
Supreme Industries Inc. Class A	2,105	34,627
Swift Transportation Co. (a)	11,873	314,634
Team Inc. (a)	4,808	112,748
Tennant Co.	2,886	212,987
Tetra Tech Inc.	9,220	421,815
Textainer Group Holdings Ltd.	4,403	63,844
Thermon Group Holdings Inc. (a)	5,195	99,588
Titan International Inc.	8,091	97,173
Titan Machinery Inc. (a)	2,775	49,894
TPI Composites Inc. (a)	1,743	32,211
Trex Co. Inc. (a)	4,883	330,384
TriMas Corp. (a)	7,234	150,829
TriNet Group Inc. (a)	6,710	219,685
Triton International Ltd. of Bermuda	7,071	236,454
Triumph Group Inc.	7,963	251,631
TrueBlue Inc. (a)	7,031	186,322
Tutor Perini Corp. (a)	6,274	180,378
Twin Disc Inc. (a)	1,346	21,724
UniFirst Corp.	2,496	351,187
Universal Forest Products Inc.	3,249	283,670
Universal Logistics Holdings Inc.	1,455	21,825
US Ecology Inc.	3,597	181,648
Vectrus Inc. (a)	1,844	59,598
Veritiv Corp. (a)	1,868	84,060
Viad Corp.	3,400	160,650
Vicor Corp. (a)	2,750	49,225
Vivint Solar Inc. (a)	3,395	19,861

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
VSE Corp.	1,452	$65,311
Wabash National Corp.	9,710	213,426
WageWorks Inc. (a)	6,134	412,205
Watts Water Technologies Inc.	4,539	286,865
Werner Enterprises Inc.	7,725	226,729
Wesco Aircraft Holdings Inc. (a)	9,221	100,048
West Corp.	7,243	168,907
Willdan Group Inc. (a)	1,238	37,821
Willis Lease Finance Corp. (a)	697	18,631
Woodward Inc.	8,651	584,635
YRC Worldwide Inc. (a)	5,352	59,514

		46,120,055

Information Technology (16.74%)
2U Inc. (a)	7,119	334,023
3D Systems Corp. (a)	18,056	337,647
8x8 Inc. (a)	14,629	212,852
A10 Networks Inc. (a)	7,974	67,301
Acacia Communications Inc. (a)	3,012	124,908
ACI Worldwide Inc. (a)	19,085	426,931
Actua Corp. (a)	4,980	69,969
Acxiom Corp. (a)	12,646	328,543
Adtran Inc.	8,145	168,194
Advanced Energy Industries Inc. (a)	6,499	420,420
Aerohive Networks Inc. (a)	5,096	25,480
Agilysys Inc. (a)	2,449	24,784
Akoustis Technologies Inc. (a)	1,371	11,983
Alarm.com Holdings Inc. (a)	3,297	124,066
Alpha & Omega Semiconductor Ltd. (a)	2,890	48,176
Alteryx Inc. Class A (a)	1,464	28,577
Ambarella Inc. (a)	5,385	261,442
Amber Road Inc. (a)	3,180	27,253
American Software Inc. Class A	4,191	43,125
Amkor Technology Inc. (a)	16,424	160,462
Angie’s List Inc. (a)	6,644	84,977
Anixter International Inc. (a)	4,722	369,260
AppFolio Inc. Class A (a)	1,223	39,870
Applied Optoelectronics Inc. (a)	2,917	180,241
Apptio Inc. Class A (a)	2,909	50,471
Aspen Technology Inc. (a)	12,211	674,780
Avid Technology Inc. (a)	5,127	26,968
AVX Corp.	7,616	124,445
Axcelis Technologies Inc. (a)	4,964	103,996
AXT Inc. (a)	6,012	38,176
Badger Meter Inc.	4,666	185,940
Bankrate Inc. (a)	7,897	101,476
Barracuda Networks Inc. (a)	4,100	94,546
Bazaarvoice Inc. (a)	13,337	66,018
Bel Fuse Inc.	1,475	36,432
Belden Inc.	6,848	516,545
Benchmark Electronics Inc. (a)	8,167	263,794
Benefitfocus Inc. (a)	2,586	94,001
Blackbaud Inc.	7,745	664,134
Blackhawk Network Holdings Inc. (a)	8,952	390,307
BlackLine Inc. (a)	1,785	63,796

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Blucora Inc. (a)	6,640	$140,768
Bottomline Technologies Inc. (a)	6,649	170,813
Box Inc. Class A (a)	12,786	233,217
Brightcove Inc. (a)	4,964	30,777
BroadSoft Inc. (a)	4,859	209,180
Brooks Automation Inc.	11,232	243,622
Cabot Microelectronics Corp.	4,048	298,864
CACI International Inc. Class A (a)	3,972	496,699
CalAmp Corp. (a)	5,803	117,975
Calix Inc. (a)	7,040	48,224
Callidus Software Inc. (a)	10,308	249,454
Carbonite Inc. (a)	4,058	88,464
CardConnect Corp. (a)	2,567	38,633
Cardtronics PLC Class A (a)	7,499	246,417
Care.com Inc. (a)	2,203	33,265
Cars.com Inc. (a)	11,742	312,689
Cass Information Systems Inc.	1,871	122,812
CEVA Inc. (a)	3,517	159,848
ChannelAdvisor Corp. (a)	3,828	44,213
Ciena Corp. (a)	22,980	574,960
Cimpress NV (a)	4,087	386,344
Cirrus Logic Inc. (a)	10,492	658,058
Clearfield Inc. (a)	1,960	25,872
Cloudera Inc. (a)	2,338	37,455
Cohu Inc.	4,254	66,958
CommerceHub Inc. Series A (a)	2,268	39,509
CommerceHub Inc. Series C (a)	4,679	81,602
CommVault Systems Inc. (a)	6,277	354,337
Comtech Telecommunications Corp.	3,885	73,698
Control4 Corp. (a)	3,969	77,832
Convergys Corp.	15,366	365,403
Cornerstone OnDemand Inc. (a)	8,490	303,518
Coupa Software Inc. (a)	4,844	140,379
CPI Card Group Inc.	3,871	11,032
Cray Inc. (a)	6,618	121,771
Cree Inc. (a)	15,859	390,924
CSG Systems International Inc.	5,340	216,697
CTS Corp.	5,130	110,808
CyberOptics Corp. (a)	1,118	23,087
Daktronics Inc.	6,536	62,942
DHI Group Inc. (a)	8,209	23,396
Diebold Nixdorf Inc.	12,294	344,232
Digi International Inc. (a)	4,021	40,813
Digimarc Corp. (a)	1,625	65,244
Diodes Inc. (a)	6,370	153,071
DSP Group Inc. (a)	3,748	43,477
Eastman Kodak Co. (a)	2,849	25,926
Ebix Inc.	3,909	210,695
Electro Scientific Industries Inc. (a)	5,072	41,793
Electronics for Imaging Inc. (a)	7,534	356,961
Ellie Mae Inc. (a)	5,477	601,977
EMCORE Corp.	4,362	46,455
Endurance International Group Holdings Inc. (a)	9,975	83,291
EnerNOC Inc. (a)	4,546	35,232
Entegris Inc. (a)	23,010	505,070

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Envestnet Inc. (a)	7,001	$277,240
EPAM Systems Inc. (a)	7,998	672,552
ePlus inc. (a)	2,090	154,869
Everbridge Inc. (a)	2,755	67,112
Everi Holdings Inc. (a)	10,316	75,100
EVERTEC Inc.	9,985	172,740
Exa Corp. (a)	2,219	30,622
Exlservice Holdings Inc. (a)	5,270	292,907
Extreme Networks Inc. (a)	17,737	163,535
Fabrinet (a)	5,794	247,172
Fair Isaac Corp.	5,010	698,442
FARO Technologies Inc. (a)	2,806	106,067
Finisar Corp. (a)	18,144	471,381
Fitbit Inc. Class A (a)	28,482	151,239
Five9 Inc. (a)	8,464	182,145
Formfactor Inc. (a)	11,501	142,612
Forrester Research Inc.	1,671	65,420
Gerber Scientific Inc. Escrow Shares (b)	4,900	0
Gigamon Inc. (a)	5,892	231,850
Global Sources Ltd. (a)	1,241	24,820
Glu Mobile Inc. (a)	17,108	42,770
Gogo Inc. (a)	9,374	108,082
GrubHub Inc. (a)	13,984	609,702
GSI Technology Inc. (a)	2,270	17,842
GTT Communications Inc. (a)	5,035	159,358
Guidance Software Inc. (a)	3,878	25,634
Hackett Group Inc., The	3,990	61,845
Harmonic Inc. (a)	12,645	66,386
Hortonworks Inc. (a)	7,766	100,026
HubSpot Inc. (a)	5,476	360,047
Ichor Holdings Ltd. (a)	1,913	38,566
II-VI Inc. (a)	9,816	336,689
Immersion Corp. (a)	4,497	40,833
Imperva Inc. (a)	5,451	260,830
Impinj Inc. (a)	2,934	142,739
Infinera Corp. (a)	23,189	247,427
Information Services Group Inc. (a)	5,071	20,842
Inphi Corp. (a)	6,855	235,126
Insight Enterprises Inc. (a)	5,786	231,382
Instructure Inc. (a)	3,454	101,893
Integrated Device Technology Inc. (a)	21,796	562,119
InterDigital Inc.	5,654	437,054
Internap Corp. (a)	12,940	47,490
Intevac Inc. (a)	3,128	34,721
Iteris Inc. (a)	3,745	23,294
Itron Inc. (a)	5,536	375,064
IXYS Corp.	4,289	70,554
j2 Global Inc.	7,583	645,237
Kemet Corp. (a)	7,414	94,899
Kimball Electronics Inc. (a)	4,325	78,066
Knowles Corp. (a)	14,562	246,389
Kopin Corp. (a)	10,894	40,417
KVH Industries Inc. (a)	2,582	24,529
Lattice Semiconductor Corp. (a)	19,768	131,655
Leaf Group Ltd. (a)	1,853	14,453

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Limelight Networks Inc. (a)	10,061	$29,076
Liquidity Services Inc. (a)	4,213	26,753
Littelfuse Inc.	3,656	603,240
LivePerson Inc. (a)	8,559	94,149
Lumentum Holdings Inc. (a)	9,910	565,366
MACOM Technology Solutions Holdings Inc. (a)	6,591	367,580
Majesco (a)	949	4,679
ManTech International Corp. Class A	4,068	168,334
MAXIMUS Inc.	10,488	656,863
MaxLinear Inc. Class A (a)	9,804	273,434
Maxwell Technologies Inc. (a)	5,060	30,309
Meet Group Inc., The (a)	10,954	55,318
Mesa Laboratories Inc.	510	73,088
Methode Electronics Inc.	5,825	239,990
MicroStrategy Inc. (a)	1,580	302,839
Microvision Inc. (a)	10,974	23,265
MINDBODY, Inc. Class A (a)	5,989	162,901
Mitek Systems Inc. (a)	4,839	40,648
MKS Instruments Inc.	8,675	583,828
MobileIron Inc. (a)	8,883	53,742
Model N Inc. (a)	3,658	48,651
MoneyGram International Inc. (a)	4,673	80,609
Monolithic Power Systems Inc.	6,483	624,961
Monotype Imaging Holdings Inc.	6,677	122,189
MTS Systems Corp.	2,779	143,952
MuleSoft Inc. Class A (a)	2,472	61,652
Nanometrics Inc. (a)	3,954	99,997
Napco Security Technologies Inc. (a)	1,880	17,672
NCI Inc. Class A (a)	981	20,699
NeoPhotonics Corp. (a)	5,049	38,978
NETGEAR Inc. (a)	5,234	225,585
NetScout Systems Inc. (a)	14,455	497,252
NeuStar Inc. Class A (a)	3,878	129,331
New Relic Inc. (a)	4,770	205,158
NIC Inc.	10,620	201,249
Novanta Inc. (a)	5,274	189,864
Nutanix Inc. Class A (a)	5,682	114,492
NVE Corp.	790	60,830
Oclaro Inc. (a)	26,953	251,741
Okta Inc. (a)	1,813	41,336
Ominto Inc. (a)	2,078	31,690
OSI Systems Inc. (a)	2,900	217,935
Park City Group Inc. (a)	2,134	25,928
Park Electrochemical Corp.	3,304	60,860
Paycom Software Inc. (a)	8,019	548,580
Paylocity Holding Corp. (a)	4,224	190,840
PC Connection Inc.	1,843	49,872
PCM Inc. (a)	1,617	30,319
PDF Solutions Inc. (a)	4,406	72,479
Pegasystems Inc.	5,955	347,474
Perficient Inc. (a)	5,862	109,268
Photronics Inc. (a)	10,609	99,725
Pixelworks Inc. (a)	4,597	21,100
Planet Payment Inc. (a)	6,979	23,031
Plantronics Inc.	5,501	287,757

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Plexus Corp. (a)	5,527	$290,554
Power Integrations Inc.	4,653	339,204
Presidio Inc. (a)	3,081	44,089
Progress Software Corp.	7,752	239,459
Proofpoint Inc. (a)	6,986	606,594
PROS Holdings Inc. (a)	4,171	114,244
Pure Storage Inc. Class A (a)	15,148	194,046
Q2 Holdings Inc. (a)	5,095	188,260
QAD Inc. Class A	1,587	50,863
Qualys Inc. (a)	5,107	208,366
Quantenna Communications Inc. (a)	3,437	65,303
Quantum Corp. (a)	4,513	35,247
QuinStreet Inc. (a)	5,956	24,837
Quotient Technology Inc. (a)	11,973	137,690
Radisys Corp. (a)	5,791	21,774
Rambus Inc. (a)	18,009	205,843
Rapid7 Inc. (a)	3,221	54,209
Realnetworks Inc. (a)	3,704	16,038
RealPage Inc. (a)	9,538	342,891
Reis Inc.	1,438	30,558
Rightside Group Ltd. (a)	1,751	18,596
RingCentral Inc. Class A (a)	10,158	371,275
Rocket Fuel Inc. (a)	5,708	15,697
Rogers Corp. (a)	2,936	318,908
Rosetta Stone Inc. (a)	3,064	33,030
Rubicon Project Inc., The (a)	7,269	37,363
Rudolph Technologies Inc. (a)	4,897	111,896
Sanmina Corp. (a)	11,972	456,133
ScanSource Inc. (a)	4,166	167,890
Science Applications International Corp.	7,037	488,509
SecureWorks Corp. Class A (a)	944	8,770
Semtech Corp. (a)	10,708	382,811
ServiceSource International Inc. (a)	12,263	47,580
ShoreTel Inc. (a)	11,350	65,830
Shutterstock Inc. (a)	3,161	139,337
Sigma Designs Inc. (a)	5,575	32,614
Silicon Laboratories Inc. (a)	6,817	465,942
Silver Spring Networks Inc. (a)	6,796	76,659
Sonus Networks Inc. (a)	8,115	60,376
SPS Commerce Inc. (a)	2,831	180,505
Stamps.com Inc. (a)	2,579	399,423
StarTek Inc. (a)	1,703	20,845
Stratasys Ltd. (a)	8,190	190,909
SunPower Corp. (a)	9,685	90,458
Super Micro Computer Inc. (a)	6,384	157,366
Sykes Enterprises Inc. (a)	6,522	218,683
Synaptics Inc. (a)	5,612	290,197
Synchronoss Technologies Inc. (a)	6,988	114,953
SYNNEX Corp.	4,710	565,012
Syntel Inc.	5,503	93,331
Systemax Inc.	1,932	36,322
Tech Data Corp. (a)	5,700	575,700
TechTarget (a)	3,337	34,605
TeleNav Inc. (a)	5,549	44,947
TeleTech Holdings Inc.	2,302	93,922

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TiVo Corp.	19,119	$356,569
Trade Desk Inc., The Class A (a)	2,829	141,761
Travelport Worldwide Ltd.	20,207	278,048
TrueCar Inc. (a)	10,171	202,708
TTM Technologies Inc. (a)	15,013	260,626
Tucows Inc. Class A (a)	1,458	78,003
Twilio Inc. Class A (a)	10,124	294,710
Ubiquiti Networks Inc. (a)	3,763	195,563
Ultra Clean Holdings Inc. (a)	5,060	94,875
Unisys Corp. (a)	8,735	111,808
Upland Software Inc. (a)	1,170	25,728
USA Technologies Inc. (a)	5,862	30,482
Varonis Systems Inc. (a)	3,113	115,804
VASCO Data Security International Inc. (a)	5,031	72,195
Veeco Instruments Inc. (a)	7,471	208,067
VeriFone Systems Inc. (a)	18,145	328,424
Verint Systems Inc. (a)	10,173	414,041
ViaSat Inc. (a)	8,656	573,027
Viavi Solutions Inc. (a)	37,245	392,190
Virnetx Holding Corp. (a)	8,291	37,724
Virtusa Corp. (a)	4,607	135,446
Vishay Intertechnology Inc.	21,906	363,640
Vishay Precision Group Inc. (a)	1,674	28,960
Web.com Group Inc. (a)	6,248	158,074
WebMD Health Corp. (a)	6,021	353,132
Workiva Inc. (a)	4,041	76,981
Xactly Corp. (a)	4,265	66,747
Xcerra Corp. (a)	8,975	87,686
XO Group Inc. (a)	4,360	76,823
Xperi Corp.	8,115	241,827
Yelp Inc. (a)	12,650	379,753
Yext Inc. (a)	2,099	27,980
Zendesk Inc. (a)	15,812	439,257
Zix Corp. (a)	9,173	52,194

		53,630,621

Materials (4.32%)
A. Schulman Inc.	4,716	150,912
AdvanSix Inc. (a)	4,873	152,233
AgroFresh Solutions Inc. (a)	3,481	24,994
AK Steel Holding Corp. (a)	51,118	335,845
Allegheny Technologies Inc.	18,039	306,843
American Vanguard Corp.	4,770	82,282
Ampco-Pittsburgh Corp.	1,352	19,942
Balchem Corp.	5,196	403,781
Boise Cascade Co. (a)	6,434	195,594
Calgon Carbon Corp.	8,490	128,199
Carpenter Technology Corp.	7,675	287,275
Century Aluminum Co. (a)	8,005	124,718
Chase Corp.	1,182	126,119
Clearwater Paper Corp. (a)	2,646	123,701
Cliffs Natural Resources Inc. (a)	48,562	336,049
Codexis Inc. (a)	5,364	29,234
Coeur Mining Inc. (a)	29,286	251,274
Commercial Metals Co.	19,118	371,463

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Compass Minerals International Inc.	5,519	$360,391
Core Molding Technologies Inc. (a)	1,187	25,651
Deltic Timber Corp.	1,798	134,239
Ferro Corp. (a)	13,726	251,049
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b)	10,979	0
Flotek Industries Inc. (a)	9,338	83,482
Forterra Inc. (a)	2,652	21,826
FutureFuel Corp.	4,237	63,936
GCP Applied Technologies Inc. (a)	11,547	352,184
Gold Resource Corp.	8,157	33,281
Greif Inc. Class A	4,272	238,292
Greif Inc. Class B	911	55,024
Handy & Harman Ltd. (a)	451	14,161
Hawkins Inc.	1,600	74,160
Haynes International Inc.	2,019	73,310
HB Fuller Co.	8,206	419,409
Hecla Mining Co.	64,020	326,502
Ingevity Corp. (a)	6,926	397,552
Innophos Holdings Inc.	3,218	141,077
Innospec Inc.	3,918	256,825
Intrepid Potash Inc. (a)	15,282	34,537
Kaiser Aluminum Corp.	2,772	245,377
Kapstone Paper and Packaging Corp.	14,263	294,246
Klondex Mines Ltd. (a)	28,505	96,062
KMG Chemicals Inc.	1,445	70,328
Koppers Holdings Inc. (a)	3,330	120,380
Kraton Corp. (a)	4,901	168,790
Kronos Worldwide Inc.	3,556	64,790
Louisiana-Pacific Corp. (a)	23,841	574,807
LSB Industries Inc. (a)	3,573	36,909
Materion Corp.	3,270	122,298
Minerals Technologies Inc.	5,653	413,800
Myers Industries Inc.	3,622	65,015
Neenah Paper Inc.	2,765	221,891
Olympic Steel Inc.	1,518	29,571
Omnova Solutions Inc. (a)	7,404	72,189
P. H. Glatfelter Co.	7,235	141,372
PolyOne Corp.	13,251	513,344
Quaker Chemical Corp.	2,146	311,664
Ramaco Resources Inc. (a)	928	5,614
Rayonier Advanced Materials Inc.	7,100	111,612
Ryerson Holding Corp. (a)	2,354	23,305
Schnitzer Steel Industries Inc. Class A	4,289	108,083
Schweitzer-Mauduit International Inc.	5,131	191,027
Sensient Technologies Corp.	7,225	581,826
Stepan Co.	3,242	282,508
Summit Materials Inc. Class A (a)	17,439	503,464
SunCoke Energy Inc. (a)	10,560	115,104
TimkenSteel Corp. (a)	6,359	97,738
Trecora Resources (a)	3,288	36,990
Tredegar Corp.	4,051	61,778
Trinseo SA	7,230	496,701
Tronox Ltd. Class A	10,457	158,110

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
UFP Technologies Inc. (a)	1,014	$28,696
United States Lime & Minerals Inc.	328	25,738
US Concrete Inc. (a)	2,483	195,040
Valhi Inc.	5,193	15,475
Verso Corp. Class A (a)	5,523	25,903
Warrior Met Coal Inc.	2,736	46,868
Worthington Industries Inc.	7,305	366,857

		13,848,616

Real Estate (7.36%)
Acadia Realty Trust	13,658	379,692
Agree Realty Corp.	4,130	189,443
Alexander & Baldwin Inc.	7,556	312,667
Alexander’s Inc.	350	147,511
Altisource Portfolio Solutions SA (a)	1,941	42,353
Altisource Residential Corp.	8,142	105,357
American Assets Trust Inc.	6,446	253,908
Armada Hoffler Properties Inc.	7,420	96,089
Ashford Hospitality Prime Inc.	4,178	42,992
Ashford Hospitality Trust Inc.	12,864	78,213
Bluerock Residential Growth REIT Inc.	3,904	50,323
Care Capital Properties Inc.	9,033	241,181
CareTrust REIT Inc.	11,749	217,826
CatchMark Timber Trust Inc. Class A	6,295	71,574
CBL & Associates Properties Inc.	28,193	237,667
Cedar Realty Trust Inc.	13,688	66,387
Chatham Lodging Trust	6,242	125,402
Chesapeake Lodging Trust	9,862	241,323
City Office REIT Inc.	4,962	63,017
Clipper Realty Inc.	2,456	30,307
Colony Starwood Homes	16,474	565,223
Community Healthcare Trust Inc.	2,034	52,050
Consolidated-Tomoka Land Co.	725	41,289
CorEnergy Infrastructure Trust Inc.	2,026	68,053
Cousins Properties Inc.	68,105	598,643
DiamondRock Hospitality Co.	32,721	358,295
Easterly Government Properties Inc.	6,145	128,738
EastGroup Properties Inc.	5,416	453,861
Education Realty Trust Inc.	12,075	467,906
Farmland Partners Inc.	5,391	48,196
FelCor Lodging Trust Inc.	21,138	152,405
First Industrial Realty Trust Inc.	18,982	543,265
First Potomac Realty Trust	10,092	112,122
Forestar Group Inc. (a)	5,467	93,759
Four Corners Property Trust Inc.	10,003	251,175
Franklin Street Properties Corp.	17,692	196,027
FRP Holdings Inc. (a)	1,156	53,349
Geo Group Inc., The	19,928	589,271
Getty Realty Corp.	4,390	110,189
Gladstone Commercial Corp.	4,090	89,121
Global Medical REIT Inc.	2,526	22,582
Global Net Lease Inc.	11,005	244,751
Government Properties Income Trust	11,303	206,958
Gramercy Property Trust	24,634	731,879
Griffin Industrial Realty Inc.	166	5,207

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Healthcare Realty Trust Inc.	18,698	$638,537
Hersha Hospitality Trust	6,491	120,148
HFF Inc. Class A	5,925	206,012
Independence Realty Trust Inc.	9,232	91,120
InfraREIT Inc. (a)	6,661	127,558
Investors Real Estate Trust	19,774	122,797
iStar Inc. (a)	11,468	138,075
Jernigan Capital Inc.	1,525	33,550
Kennedy-Wilson Holdings Inc.	13,673	260,471
Kite Realty Group Trust	13,561	256,710
LaSalle Hotel Properties	18,579	553,654
Lexington Realty Trust	35,488	351,686
LTC Properties Inc.	6,341	325,864
Mack-Cali Realty Corp.	14,960	406,014
Marcus & Millichap Inc. (a)	2,391	63,027
Maui Land & Pineapple Company Inc. (a)	1,072	21,762
MedEquities Realty Trust Inc.	4,784	60,374
Monmouth Real Estate Investment Corp. Class A	11,385	171,344
Monogram Residential Trust Inc.	27,600	267,996
National Health Investors Inc.	6,486	513,691
National Storage Affiliates Trust	7,272	168,056
New Senior Investment Group Inc.	12,767	128,308
NexPoint Residential Trust Inc.	2,909	72,405
NorthStar Realty Europe Corp.	8,967	113,702
One Liberty Properties Inc.	2,390	55,998
Parkway Inc.	7,096	162,427
Pebblebrook Hotel Trust	11,278	363,603
Pennsylvania Real Estate Investment Trust	11,512	130,316
Physicians Realty Trust	25,188	507,286
Potlatch Corp.	6,605	301,849
Preferred Apartment Communities Inc. Class A	5,016	79,002
PS Business Parks Inc.	3,257	431,194
QTS Realty Trust Inc. Class A	7,737	404,877
Quality Care Properties Inc. (a)	15,369	281,406
RAIT Financial Trust	13,513	29,593
Ramco-Gershenson Properties Trust	13,448	173,479
RE/MAX Holdings Inc. Class A	2,915	163,386
Retail Opportunity Investments Corp.	17,819	341,947
Rexford Industrial Realty Inc.	10,820	296,901
RLJ Lodging Trust	20,175	400,877
RMR Group Inc., The Class A	1,154	56,142
Ryman Hospitality Properties Inc.	7,291	466,697
Sabra Health Care REIT Inc.	10,540	254,014
Saul Centers Inc.	1,825	105,814
Select Income REIT	10,426	250,537
Seritage Growth Properties Class A	4,244	178,036
St. Joe Co., The (a)	7,889	147,919
STAG Industrial Inc.	14,589	402,656
Stratus Properties Inc.	965	28,371
Summit Hotel Properties Inc.	16,688	311,231
Sunstone Hotel Investors Inc.	36,295	585,075
Tejon Ranch Co. (a)	2,278	47,018

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Terreno Realty Corp.	7,991	$268,977
Tier REIT Inc.	7,826	144,624
Transcontinental Realty Investors Inc. (a)	242	6,507
Trinity Place Holdings Inc. (a)	3,513	24,977
UMH Properties Inc.	4,571	77,936
Universal Health Realty Income Trust	2,044	162,580
Urban Edge Properties	15,952	378,541
Urstadt Biddle Properties Inc. Class A	4,421	87,536
Washington Prime Group Inc.	31,133	260,583
Washington Real Estate Investment Trust	12,587	401,525
Whitestone REIT	6,141	75,227
Xenia Hotels & Resorts Inc.	17,500	338,975

		23,576,046

Telecommunication Services (0.85%)
ATN International Inc.	1,722	117,854
Boingo Wireless Inc. (a)	5,795	86,693
Cincinnati Bell Inc. (a)	7,043	137,691
Cogent Communications Holdings Inc.	6,890	276,289
Consolidated Communications Holdings Inc.	8,107	174,057
FairPoint Communications Inc. (a)	3,450	53,992
Frontier Communications Corp.	191,893	222,596
General Communication Inc. Class A (a)	4,330	158,651
Globalstar Inc. (a)	72,145	153,669
Hawaiian Telcom Holdco Inc. (a)	1,056	26,389
IDT Corp. Class B	2,681	38,526
Intelsat SA (a)	4,698	14,376
Iridium Communications Inc. (a)	13,756	152,004
Lumos Networks Corp. (a)	3,249	58,060
Ooma Inc. (a)	2,755	22,040
Orbcomm Inc. (a)	10,651	120,356
pdvWireless Inc. (a)	1,646	38,352
Shenandoah Telecommunications Co.	7,657	235,070
Spok Holdings Inc.	3,410	60,357
Straight Path Communications Inc. Class B (a)	1,400	251,510
Vonage Holdings Corp. (a)	32,555	212,910
Windstream Holdings Inc.	30,113	116,838

		2,728,280

Utilities (3.59%)
ALLETE Inc.	8,312	595,804
American States Water Co.	5,904	279,909
AquaVenture Holdings Ltd. (a)	1,861	28,343
Artesian Resources Corp. Class A	1,217	45,808
Atlantic Power Corp. (a)	20,150	48,360
Avista Corp.	10,340	439,036
Black Hills Corp.	8,701	587,056
Cadiz Inc. (a)	3,363	45,400
California Water Service Group	7,930	291,824
Chesapeake Utilities Corp.	2,563	192,097

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Connecticut Water Service Inc.	1,803	$100,085
Consolidated Water Co. Ltd. Ordinary Shares	2,504	31,050
Delta Natural Gas Company Inc.	1,031	31,415
Dynegy Inc. (a)	18,028	149,092
El Paso Electric Co.	6,584	340,393
Genie Energy Ltd. Class B	1,922	14,646
Global Water Resources Inc.	1,267	12,543
Idacorp Inc.	8,211	700,807
MGE Energy Inc.	5,667	364,671
Middlesex Water Co.	2,585	102,366
New Jersey Resources Corp.	13,882	551,115
Northwest Natural Gas Co.	4,613	276,088
NorthWestern Corp.	7,934	484,133
NRG Yield Inc. Class A	5,895	100,569
NRG Yield Inc. Class C	10,339	181,966
ONE Gas Inc.	8,491	592,757
Ormat Technologies Inc.	6,439	377,841
Otter Tail Corp.	6,262	247,975
Pattern Energy Group Inc.	11,453	273,040
PNM Resources Inc.	12,995	497,059
Portland General Electric Co.	14,558	665,155
Pure Cycle Corp. (a)	2,648	20,522
RGC Resources Inc.	993	28,132
SJW Group	2,779	136,671
South Jersey Industries Inc.	12,993	443,971
Southwest Gas Holdings Inc.	7,681	561,174
Spark Energy Inc. Class A	1,626	30,569
Spire Inc.	7,680	535,680
TerraForm Global Inc. Class A (a)	14,897	75,230
TerraForm Power Inc. Class A (a)	13,155	157,860
Unitil Corp.	2,266	109,470
WGL Holdings Inc.	8,328	694,805
York Water Co., The	2,058	71,721

		11,514,208

Total Common Stocks
(cost $236,453,786)		315,488,742

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Short-term Investments (1.44%)
State Street Institutional U.S. Government Money Market Fund Premier Class	4,621,405	$4,621,405

Total Short-term Investments
(cost $4,621,405)		4,621,405

TOTAL INVESTMENTS (99.92%)
(cost $241,075,191)		320,110,147
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		263,581

NET ASSETS (100.00%)		$320,373,728

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2017, cash in the amount of $234,400 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	69	September 2017	$4,835,576	$4,879,335	$43,759

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (a) (97.99%)
Australia (6.96%)
AGL Energy Ltd.	15,297	$299,810
Alumina Ltd.	60,921	89,902
Amcor Ltd.	26,609	331,522
AMP Ltd.	68,009	271,290
APA Group	25,201	177,618
Aristocrat Leisure Ltd.	12,390	214,838
ASX Ltd.	4,386	180,724
Aurizon Holdings Ltd.	45,360	186,869
AusNet Services	36,202	48,276
Australia & New Zealand Banking Group Ltd.	65,281	1,441,025
Bank of Queensland Ltd.	8,650	76,124
Bendigo and Adelaide Bank Ltd.	9,875	84,096
BGP Holdings PLC (b)	253,848	0
BHP Billiton Ltd.	72,174	1,291,410
BlueScope Steel Ltd.	12,807	130,032
Boral Ltd.	26,287	140,419
Brambles Ltd.	34,696	259,473
Caltex Australia Ltd.	6,118	148,640
Challenger Ltd.	11,958	122,607
CIMIC Group Ltd.	2,409	71,914
Coca-Cola Amatil Ltd.	13,053	92,600
Cochlear Ltd.	1,225	146,362
Commonwealth Bank of Australia	38,542	2,453,112
Computershare Ltd.	10,387	112,886
Crown Resorts Ltd.	8,586	81,038
CSL Ltd.	10,246	1,086,997
Dexus	21,324	155,374
Domino’s Pizza Enterprises Ltd.	1,384	55,400
Flight Centre Travel Group Ltd.	1,134	33,382
Fortescue Metals Group Ltd.	35,894	144,010
Goodman Group	40,027	242,119
GPT Group	38,305	141,023
Harvey Norman Holdings Ltd.	13,901	40,814
Healthscope Ltd.	39,125	66,458
Incitec Pivot Ltd.	40,008	104,858
Insurance Australia Group Ltd.	52,953	275,944
James Hardie Industries PLC	9,491	149,543
LendLease Group	12,857	164,534
Macquarie Group Ltd.	7,232	491,929
Medibank Private Ltd.	64,241	138,252
Mirvac Group	86,117	140,984
National Australia Bank Ltd.	59,536	1,354,020
Newcrest Mining Ltd.	17,517	271,425
Oil Search Ltd.	30,677	160,804
Orica Ltd.	8,751	139,094
Origin Energy Ltd. (c)	39,234	206,865
Qantas Airways Ltd.	9,119	40,091
QBE Insurance Group Ltd.	31,214	283,335
Ramsay Health Care Ltd.	2,962	167,557
REA Group Ltd.	1,076	54,914
Rio Tinto Ltd.	9,588	466,258
Santos Ltd. (c)	36,995	86,156
Scentre Group	119,795	372,901
Seek Ltd.	7,827	101,725
Sonic Healthcare Ltd.	8,775	163,351

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	119,074	$245,274
Stockland	53,807	181,140
Suncorp Group Ltd.	28,857	328,700
Sydney Airport	25,709	140,098
Tabcorp Holding Ltd.	18,751	62,981
Tatts Group Ltd.	29,561	94,972
Telstra Corp. Ltd.	93,104	307,707
TPG Telecom Ltd.	6,552	28,704
Transurban Group	44,914	409,073
Treasury Wine Estates Ltd.	16,551	167,410
Vicinity Centres	77,400	152,888
Wesfarmers Ltd.	25,504	786,447
Westfield Corp.	44,156	272,525
Westpac Banking Corp.	74,943	1,757,412
Woodside Petroleum Ltd.	16,531	379,520
Woolworths Ltd.	28,240	554,352

		21,621,907

Austria (0.23%)
Andritz AG	1,628	98,066
Erste Group Bank AG	6,580	251,952
OMV AG	3,294	170,937
Raiffeisen Bank International AG (c)	2,781	70,197
VoestAlpine AG	2,521	117,478

		708,630

Belgium (1.13%)
Ageas	4,360	175,587
Anheuser-Busch InBev SA/NV	17,042	1,882,413
Colruyt SA	1,370	72,174
Groupe Bruxelles Lambert SA	1,747	168,187
KBC Group NV	5,577	423,016
Proximus SA	3,471	121,430
Solvay SA	1,649	221,300
Telenet Group Holding NV (c)	1,205	75,902
UCB SA	2,932	201,697
Umicore SA	2,218	154,277

		3,495,983

Denmark (1.78%)
A.P. Moller-Maersk A/S Class A	87	166,106
A.P. Moller-Maersk A/S Class B	142	285,512
Carlsberg A/S Class B	2,393	255,644
Chr. Hansen Holding A/S	2,161	157,169
Coloplast A/S Class B	2,733	228,367
Danske Bank A/S	16,502	634,697
DONG Energy A/S (d)	3,307	149,290
DSV A/S	4,091	251,354
Genmab A/S (c)	1,284	273,945
H. Lundbeck A/S	1,547	86,827
ISS A/S	3,768	147,992
Novo Nordisk A/S Class B	40,513	1,734,934
Novozymes A/S B Shares	5,186	226,945
Pandora A/S	2,500	233,282
TDC A/S	19,120	111,189

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	2,530	$55,338
Vestas Wind Systems A/S	5,042	465,450
William Demant Holding A/S (c)	2,670	69,105

		5,533,146

Finland (1.01%)
Elisa OYJ	3,022	117,112
Fortum OYJ	10,232	160,455
Kone Corp. OYJ Class B	7,593	386,266
Metso OYJ	2,533	87,833
Neste OYJ	2,871	113,097
Nokia OYJ	130,836	800,221
Nokian Renkaat OYJ	2,726	112,833
Orion OYJ Class B	2,307	147,293
Sampo OYJ A Shares	9,979	511,406
Stora Enso OYJ R Shares	12,578	162,479
UPM-Kymmene OYJ	12,228	348,596
Wartsila OYJ Class B	3,161	186,835

		3,134,426

France (10.29%)
Accor SA	4,093	191,878
Aeroports de Paris (ADP)	670	108,128
Air Liquide SA	8,698	1,074,905
Airbus SE	13,030	1,071,519
Alstom SA	3,480	121,665
ArcelorMittal (c)	14,857	337,003
Arkema	1,522	162,414
AtoS	2,025	284,250
AXA SA	43,394	1,187,020
BNP Paribas SA	25,156	1,811,835
Bollore	20,469	93,070
Bouygues SA	4,634	195,407
Bureau Veritas SA	6,094	134,855
Capgemini SE	3,581	370,067
Carrefour SA	12,664	320,382
Casino Guichard Perrachon SA	1,331	78,838
Christian Dior SE	287	82,064
Cie Generale des Etablissements Michelin Class B	3,826	508,652
CNP Assurances	4,035	90,582
Compagnie de Saint-Gobain	11,229	599,963
Credit Agricole SA	25,267	406,475
Danone	13,203	992,402
Dassault Aviation SA	51	71,213
Dassault Systemes SA	2,809	251,819
Edenred	4,993	130,194
Eiffage SA	1,536	139,575
Electricite de France	12,961	140,366
Engie	38,128	575,485
Essilor International SA	4,630	589,100
Eurazeo SA	1,024	76,828
Eurofins Scientific SE	246	138,560
Eutelsat Communications	3,625	92,577
Fonciere des Regions	716	66,420
Gecina SA	928	145,579

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Groupe Eurotunnel SE	11,022	$117,554
Hermes International	472	233,239
ICADE	798	66,990
Iliad SA	589	139,322
Imerys SA	864	75,146
Ingenico Group	1,300	118,026
Ipsen SA	841	115,122
JC Decaux SA	1,551	50,877
Kering	1,695	577,298
Klepierre	4,698	192,552
Lagardere SCA	2,775	87,636
Legrand SA	5,965	417,292
L’Oreal SA	5,650	1,177,054
LVMH Moet Hennessy Louis Vuitton SE	6,237	1,555,079
Natixis SA	21,249	142,632
Orange	44,786	710,506
Pernod Ricard SA	4,733	633,829
Peugeot SA	10,997	219,364
Publicis Groupe	4,547	339,178
Remy Cointreau SA	547	63,881
Renault SA	3,969	359,255
Rexel SA	6,337	103,682
Safran SA	7,060	647,021
Sanofi	26,006	2,487,902
Schneider Electric SE (Paris)	12,581	966,629
SCOR SE	3,600	142,718
SEB SA	508	91,238
SES	8,191	192,019
Societe BIC SA	636	75,474
Societe Generale	17,271	929,295
Sodexo	2,043	264,142
STMicroelectronics NV	14,634	210,098
Suez	7,595	140,659
Thales SA	2,380	256,174
Total SA	52,134	2,577,398
Unibail-Rodamco SE (Amsterdam)	2,199	554,182
Valeo SA	5,199	350,285
Veolia Environnement	10,767	227,504
Vinci SA	11,206	956,464
Vivendi	23,144	515,197
Wendel	683	101,099
Zodiac Aerospace	4,687	127,140

		31,949,242

Germany (8.86%)
adidas AG	4,246	813,515
Allianz SE Reg.	10,222	2,012,779
Axel Springer SE	996	59,837
BASF SE	20,620	1,909,761
Bayer AG Reg.	18,496	2,391,373
Bayerische Motoren Werke (BMW) AG	7,429	689,663
Beiersdorf AG	2,283	239,997
Brenntag AG	3,582	207,341
Commerzbank AG (c)	24,453	291,299
Continental AG	2,462	531,322

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Covestro AG (d)	2,038	$147,134
Daimler AG Registered Shares	21,596	1,563,076
Deutsche Bank AG Reg.	46,274	820,525
Deutsche Boerse AG	4,377	462,025
Deutsche Lufthansa AG Reg.	5,099	116,040
Deutsche Post AG	22,204	832,325
Deutsche Telekom AG	73,224	1,314,707
Deutsche Wohnen AG	7,705	294,721
E.ON SE	49,364	465,031
Evonik Industries AG	3,667	117,209
Fraport AG	916	80,872
Fresenius Medical Care AG & Co. KGaA	4,889	470,003
Fresenius SE & Co. KGaA	9,230	791,286
GEA Group AG	3,975	162,670
Hannover Rueck SE	1,339	160,504
HeidelbergCement AG	3,346	323,501
Henkel AG & Co. KGaA	2,387	288,716
Hochtief AG	426	78,044
Hugo Boss AG	1,417	99,210
Infineon Technologies AG	25,359	535,395
Innogy SE (d)	3,127	123,092
K+S AG Reg.	4,396	112,568
Lanxess AG	1,938	146,732
Linde AG	4,157	787,204
MAN AG	832	89,202
Merck KGaA	2,852	344,471
Metro AG	3,815	128,780
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,621	730,162
Osram Licht AG	1,873	149,212
ProSiebenSat.1 Media SE	5,053	211,460
QIAGEN NV	4,519	150,325
RTL Group SA	864	65,238
RWE AG (c)	11,474	228,617
SAP SE	21,982	2,296,011
Siemens AG Reg.	17,030	2,340,905
Symrise AG	2,828	200,325
Telefonica Deutschland Holding AG	16,784	83,830
ThyssenKrupp AG	8,455	240,215
United Internet AG Reg.	2,893	159,083
Volkswagen AG	728	112,874
Vonovia SE	10,430	414,142
Zalando SE (c) (d)	2,489	113,741

		27,498,070

Hong Kong (3.42%)
AIA Group Ltd.	269,954	1,972,587
ASM Pacific Technology Ltd.	5,900	79,725
Bank of East Asia Ltd., The	26,825	115,272
BOC Hong Kong Holdings Ltd.	81,500	389,887
Cheung Kong Property Holdings Ltd.	59,659	467,265
CK Hutchison Holdings Ltd.	60,659	761,399
CK Infrastructure Holdings Ltd.	15,000	126,033

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
CLP Holdings Ltd.	36,783	$389,151
First Pacific Company Ltd.	58,500	43,159
Galaxy Entertainment Group Ltd.	51,000	309,627
Hang Lung Group Ltd.	20,000	82,741
Hang Lung Properties Ltd.	45,000	112,393
Hang Seng Bank Ltd.	17,074	357,118
Henderson Land Development Co. Ltd.	26,477	147,689
HK Electric Investments (d)	60,000	55,335
HKT Trust and HKT Ltd.	85,100	111,832
Hong Kong & China Gas Co. Ltd.	187,095	351,786
Hong Kong Exchanges & Clearing Ltd.	25,807	667,036
Hongkong Land Holdings Ltd.	26,500	195,040
Hysan Development Co. Ltd.	13,000	62,024
Jardine Matheson Holdings Ltd.	4,800	308,160
Jardine Strategic Holdings Ltd.	5,000	208,450
Kerry Properties Ltd.	14,000	47,519
Li & Fung Ltd.	132,000	48,016
Link REIT	50,000	380,406
Melco Resorts & Entertainment Ltd. ADR	2,751	61,760
MGM China Holdings Ltd.	23,600	52,475
MTR Corporation Ltd.	32,500	182,950
New World Development Company Ltd.	125,445	159,227
NWS Holdings Ltd.	38,254	75,259
PCCW Ltd.	101,000	57,437
Power Assets Holdings Ltd.	30,500	269,355
Sands China Ltd.	52,400	239,938
Shangri-La Asia Ltd.	26,960	45,719
Sino Land Co. Ltd.	73,311	120,190
SJM Holdings Ltd.	48,000	50,598
Sun Hung Kai Properties Ltd.	32,000	470,115
Swire Pacific Ltd. Class A	11,000	107,429
Swire Properties Ltd.	26,400	87,071
Techtronic Industries Company Ltd.	30,500	140,244
WH Group Ltd. (d)	181,000	182,682
Wharf Holdings Ltd., The	26,953	223,358
Wheelock and Co. Ltd.	18,000	135,793
Wynn Macau Ltd.	34,800	81,301
Yue Yuen Industrial Holdings Ltd.	18,500	76,773

		10,609,324

Ireland (0.45%)
Bank of Ireland (c)	622,939	163,643
CRH PLC (Dublin)	18,744	663,127
Kerry Group PLC Class A (Dublin)	3,483	299,671
Paddy Power Betfair PLC	1,839	196,326
Ryanair Holdings PLC (c)	3,546	72,739

		1,395,506

Israel (0.68%)
Azrieli Group Ltd.	1,155	64,159
Bank Hapoalim B.M.	25,304	170,629
Bank Leumi Le-Israel	33,941	164,903

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Bezeq The Israeli Telecommunication Corporation Ltd.	43,210	$71,676
Check Point Software Technologies Ltd. (c)	2,958	322,658
Elbit Systems Ltd.	529	65,255
Frutarom Industries Ltd.	861	60,109
Israel Chemicals Ltd.	10,564	49,833
Mizrahi Tefahot Bank Ltd.	2,895	52,637
Mobileye NV (c)	4,464	280,339
NICE Ltd.	1,258	99,113
Taro Pharmaceutical Industries Ltd. (c)	270	30,256
Teva Pharmaceutical Industries Ltd. Sponsored ADR	20,359	676,326

		2,107,893

Italy (2.27%)
Assicurazioni Generali SpA	27,911	459,370
Atlantia SpA	10,158	285,872
CNH Industrial NV	21,818	247,076
Enel SpA	181,915	975,292
Eni SpA	57,493	864,159
EXOR NV	2,361	127,793
Ferrari NV (Italy)	2,845	244,194
Fiat Chrysler Automobiles NV (Italy) (c)	23,923	252,197
Intesa Sanpaolo	283,783	899,764
Intesa Sanpaolo RSP	21,892	64,910
Leonardo SpA	8,953	148,783
Luxottica Group SpA	3,821	221,044
Mediobanca SpA	12,371	122,079
Poste Italiane SpA (d)	11,781	80,667
Prysmian SpA	4,250	124,994
Recordati SpA	2,339	94,891
Saipem SpA (c)	15,028	55,509
Snam SpA	55,255	240,826
Telecom Italia RNC SpA	135,587	99,885
Telecom Italia SpA (c)	256,367	236,590
Tenaris SA	10,447	162,872
Terna - Rete Elettrica Nationale SpA	31,470	169,869
UniCredit SpA (c)	44,769	836,023
UnipolSai SpA	21,345	46,589

		7,061,248

Japan (23.07%)
ABC-Mart Inc.	600	35,261
ACOM Co. Ltd. (c)	10,300	46,978
Aeon Co. Ltd.	13,700	207,921
Aeon Credit Service Co. Ltd.	2,100	44,399
Aeon Mall Co. Ltd.	2,800	55,066
Air Water Inc.	3,000	55,052
Aisin Seiki Co. Ltd.	4,000	204,490
Ajinomoto Co. Inc.	12,000	258,884
Alfresa Holdings Corp.	4,000	77,066
All Nippon Airways Co. Ltd.	27,000	93,717
Alps Electric Co. Ltd.	4,000	115,226
Amada Holdings Co. Ltd.	7,900	91,169
Aozora Bank Ltd.	24,000	91,327

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Asahi Glass Co. Ltd.	4,600	$193,447
Asahi Group Holdings Ltd.	8,700	327,038
Asahi Kasei Corp.	29,000	311,337
ASICS Corp.	3,600	66,639
Astellas Pharma Inc.	48,400	591,474
Bandai Namco Holdings Inc.	4,700	160,044
Bank of Kyoto Ltd., The	6,000	56,546
Benesse Holdings Inc.	1,700	64,085
Bridgestone Corp.	14,600	628,264
Brother Industries Ltd.	5,600	129,102
CALBEE Inc.	1,600	62,805
Canon Inc.	24,000	814,261
Casio Computer Co. Ltd.	4,300	66,024
Central Japan Railway Co.	3,200	520,934
Chiba Bank Ltd., The	16,000	115,795
Chubu Electric Power Co. Inc.	14,800	196,390
Chugai Pharmaceutical Co. Ltd.	5,000	186,930
Chugoku Bank Ltd., The	4,000	59,747
Chugoku Electric Power Company Inc., The	6,500	71,603
Coca-Cola Bottlers Japan Inc.	2,800	80,907
Concordia Financial Group Ltd.	27,000	136,014
Credit Saison Co. Ltd.	3,200	62,421
Cyberdyne Inc. (c)	2,300	30,571
Dai Nippon Printing Co. Ltd.	12,000	133,150
Daicel Chemical Industries Ltd.	7,000	86,944
Dai-ichi Life Holdings Inc.	24,100	434,218
Daiichi Sankyo Co. Ltd.	12,713	299,189
Daikin Industries Ltd.	5,600	571,078
Daito Trust Construction Co. Ltd.	1,600	248,873
Daiwa House Industry Co. Ltd.	12,800	436,776
Daiwa House REIT Investment Co.	31	73,562
Daiwa Securities Group Inc.	38,000	224,942
DeNA Co. Ltd.	2,400	53,687
Denso Corp.	10,700	451,117
Dentsu Inc.	4,900	233,945
Disco Corp.	600	95,595
Don Quijote Holdings Co. Ltd.	2,800	106,050
East Japan Railway Co.	7,500	716,493
Eisai Co. Ltd.	6,000	331,007
Electric Power Development Co. Ltd.	3,280	81,012
FamilyMart UNY Holdings Co. Ltd.	1,900	108,620
Fanuc Corp.	4,300	827,886
Fast Retailing Co. Ltd.	1,200	399,235
Fuji Electric Co. Ltd.	13,000	68,424
FUJIFILM Holdings Corp.	9,200	330,456
Fujitsu Ltd.	44,000	323,834
Fukuoka Financial Group Inc.	18,000	85,459
Hachijuni Bank Ltd., The	10,000	63,392
Hakuhodo DY Holdings Inc.	4,800	63,630
Hamamatsu Photonics KK	3,400	104,290
Hankyu Hanshin Holdings Inc.	5,200	186,779
Hikari Tsushin Inc.	400	42,036
Hino Motors Ltd.	6,000	66,521
Hirose Electric Co. Ltd.	700	99,702
Hiroshima Bank Ltd., The	11,000	48,704

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hisamitsu Pharmaceutical Co. Inc.	1,200	$57,399
Hitachi Chemical Co. Ltd.	2,500	74,461
Hitachi Construction Machinery Co. Ltd.	2,400	59,896
Hitachi High-Technologies Corp.	1,500	58,146
Hitachi Ltd.	107,000	655,842
Hitachi Metals Ltd.	5,000	69,438
Honda Motor Co. Ltd.	38,500	1,048,802
Hoshizaki Corp.	1,100	99,364
Hoya Corp.	8,700	451,186
Hulic Company Ltd.	5,900	60,167
Idemitsu Kosan Co. Ltd.	2,000	56,724
IHI Corp. (c)	32,000	108,682
Iida Group Holdings Co. Ltd.	3,000	49,904
INPEX Corp.	20,700	198,948
Isetan Mitsukoshi Holdings Ltd.	7,880	78,888
Isuzu Motors Ltd.	12,300	151,570
Itochu Corp.	33,700	500,069
J. Front Retailing Co. Ltd.	5,700	87,369
Japan Airlines Co. Ltd.	2,900	89,572
Japan Airport Terminal Co. Ltd.	1,000	38,186
Japan Exchange Group Inc.	11,600	209,878
Japan Post Bank Co. Ltd.	9,300	118,901
Japan Post Holdings Co. Ltd.	10,300	127,657
Japan Prime Realty Investment Corp.	19	65,797
Japan Real Estate Investment Corp.	28	139,160
Japan Retail Fund Investment Corp.	57	105,157
Japan Tobacco Inc.	24,800	870,288
JFE Holdings Inc.	11,300	195,960
JGC Corp.	5,000	80,996
JSR Corp.	3,900	67,164
JTEKT Corp.	5,100	74,454
JXTG Holdings Inc.	65,650	286,414
Kajima Corp.	20,000	168,571
Kakaku.com Inc.	3,100	44,457
Kamigumi Co. Ltd.	6,000	62,841
Kaneka Corp.	7,000	53,274
Kansai Electric Power Company Inc., The	15,500	213,190
Kansai Paint Co. Ltd.	4,600	105,721
Kao Corp.	11,100	658,450
Kawasaki Heavy Industries Ltd.	34,000	100,360
KDDI Corp.	41,200	1,089,753
Keihan Holdings Co. Ltd.	11,000	69,829
Keikyu Corp.	10,000	120,293
Keio Corp.	12,000	100,289
Keisei Electric Railway Co. Ltd.	3,000	80,018
Keyence Corp.	2,228	977,368
Kikkoman Corp.	3,000	95,755
Kintetsu Group Holdings Co. Ltd.	41,000	157,840
Kirin Holdings Co. Ltd.	19,400	394,813
Kobe Steel Ltd. (c)	7,200	73,872
Koito Manufacturing Company Ltd.	2,600	133,612
Komatsu Ltd.	20,200	512,655
Konami Holdings Corp.	2,000	110,958
Konica Minolta Holdings Inc.	10,000	82,863
KOSE Corp.	700	76,364

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kubota Corp.	23,900	$401,078
Kuraray Co. Ltd.	7,600	137,709
Kurita Water Industries Ltd.	2,400	65,295
Kyocera Corp.	7,100	410,692
Kyowa Hakko Kirin Co. Ltd.	5,900	109,476
Kyushu Electric Power Co. Inc.	10,000	121,271
Kyushu Financial Group Inc.	6,100	38,452
Kyushu Railway Co.	3,600	116,666
Lawson Inc.	1,100	76,870
LINE Corp. (c)	1,000	34,452
Lion Corp.	5,000	103,401
LIXIL Group Corp.	6,100	152,344
M3 Inc.	4,600	126,579
Mabuchi Motor Co. Ltd.	1,200	59,640
Makita Corp.	5,200	192,096
Marubeni Corp.	36,500	235,534
Marui Group Co. Ltd.	4,600	67,727
Maruichi Steel Tube Ltd.	1,100	31,932
Mazda Motor Corp.	12,300	171,473
McDonald’s Holdings Company (Japan) Ltd.	1,600	61,311
Mebuki Financial Group Inc.	21,180	78,713
Medipal Holdings Corp.	4,100	75,748
MEIJI Holdings Company Ltd.	2,600	210,589
Minebea Mitsumi Inc.	8,600	138,013
Miraca Holdings Inc.	1,400	62,858
MISUMI Group Inc.	6,200	141,447
Mitsubishi Chemical Holdings Corp.	32,000	264,621
Mitsubishi Corp.	34,100	714,289
Mitsubishi Electric Corp.	43,000	617,617
Mitsubishi Estate Company Ltd.	28,000	521,165
Mitsubishi Gas Chemical Co. Inc.	4,100	86,575
Mitsubishi Heavy Industries Ltd.	72,000	294,337
Mitsubishi Materials Corp.	2,500	75,572
Mitsubishi Motors Corp.	14,400	94,741
Mitsubishi Tanabe Pharma Corp.	4,700	108,479
Mitsubishi UFJ Financial Group Inc.	269,360	1,807,628
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	63,324
Mitsui & Co. Ltd.	38,100	543,850
Mitsui Chemicals Inc.	20,000	105,801
Mitsui Fudosan Co. Ltd.	20,000	476,639
Mitsui OSK Lines Ltd.	25,000	73,350
mixi Inc.	800	44,454
Mizuho Financial Group Inc.	542,300	990,339
MS&AD Insurance Group Holdings Inc.	10,600	355,674
Murata Manufacturing Co. Ltd.	4,300	652,598
Nabtesco Corp.	2,400	69,669
Nagoya Railroad Co. Ltd.	20,000	93,176
NEC Corp.	56,000	148,371
Nexon Co. Ltd. (c)	3,900	76,977
NGK Insulators Ltd.	6,000	119,440
NGK Spark Plug Co. Ltd.	4,000	84,961
NH Foods Ltd.	4,000	121,449
Nidec Corp.	5,400	552,603
Nikon Corp.	7,900	126,147
Nintendo Co. Ltd.	2,500	837,519

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Building Fund Inc.	30	$153,101
Nippon Electric Glass Co. Ltd.	2,000	72,638
Nippon Express Co. Ltd.	20,000	125,006
Nippon Paint Co. Ltd.	3,400	128,473
Nippon Prologis REIT Inc.	35	74,497
Nippon Steel Corp.	17,000	383,605
Nippon Telegraph & Telephone Corp.	15,600	736,484
Nippon Yusen KK (c)	38,000	70,611
Nissan Chemical Industries Ltd.	2,800	92,358
Nissan Motor Co. Ltd.	51,000	506,939
Nisshin Seifun Group Inc.	4,400	72,176
Nissin Foods Holdings Co. Ltd.	1,200	74,897
Nitori Holdings Co. Ltd.	1,800	240,693
Nitto Denko Corp.	3,700	303,961
NOK Corp.	2,100	44,325
Nomura Holdings Inc.	81,300	486,752
Nomura Real Estate Holdings Inc.	2,700	52,908
Nomura Real Estate Master Fund Inc.	81	110,689
Nomura Research Institute Ltd.	2,970	116,846
NSK Ltd.	9,400	117,254
NTT Data Corp.	14,000	155,590
NTT DoCoMo Inc.	31,200	735,651
Obayashi Corp.	14,000	164,428
OBIC Co. Ltd.	1,600	98,155
Odakyu Electric Railway Co. Ltd.	6,500	130,954
Oji Paper Co. Ltd.	17,000	87,664
Olympus Corp.	6,700	244,232
OMRON Corp.	4,300	186,375
Ono Pharmaceutical Co. Ltd.	9,500	207,019
Oracle Corp. Japan	900	58,333
Oriental Land Co. Ltd.	4,900	331,444
Orix Corp.	29,500	456,368
Osaka Gas Co. Ltd.	43,000	175,670
OTSUKA Corp.	1,200	74,363
Otsuka Holdings Co. Ltd.	8,600	366,250
Panasonic Corp.	49,100	665,289
Park24 Co. Ltd.	2,000	50,785
Pola Orbis Holdings Inc.	2,000	52,669
Rakuten Inc.	21,300	250,354
Recruit Holdings Co Ltd.	24,900	427,490
Resona Holdings Inc.	49,400	271,651
Ricoh Co. Ltd.	15,100	133,178
RINNAI Corp.	800	74,470
Rohm Co. Ltd.	2,100	161,129
Ryohin Keikaku Co. Ltd.	500	124,783
Sankyo Co. Ltd.	1,000	33,874
Santen Pharmaceutical Co. Ltd.	8,100	109,752
SBI Holdings Inc.	4,345	58,796
Secom Co. Ltd.	4,700	356,235
Sega Sammy Holdings Inc.	4,068	54,686
Seibu Holdings Inc.	3,900	72,019
Seiko Epson Corp.	5,800	128,866
Sekisui Chemical Co. Ltd.	9,100	162,704
Sekisui House Ltd.	13,700	241,113
Seven & I Holdings Co. Ltd.	16,940	697,029

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Seven Bank Ltd.	14,000	$50,038
Sharp Corp. (c)	34,000	126,055
Shimadzu Corp.	5,000	95,043
Shimamura Co. Ltd.	500	61,169
Shimano Inc.	1,700	268,735
Shimizu Corp.	12,000	127,068
Shin-Etsu Chemical Co. Ltd.	8,800	796,870
Shinsei Bank Ltd.	39,000	67,962
Shionogi & Co. Ltd.	6,700	372,841
Shiseido Co. Ltd.	8,600	305,387
Shizuoka Bank Ltd., The	12,000	108,291
Showa Shell Sekiyu KK	4,300	39,836
SMC Corp.	1,300	394,710
Softbank Corp.	18,400	1,488,196
Sohgo Security Services Co. Ltd.	1,600	71,980
Sompo Holdings Inc.	8,000	308,620
Sony Corp.	28,300	1,078,407
Sony Financial Holdings Inc.	4,200	71,472
Stanley Electric Co. Ltd.	3,200	96,448
START TODAY Co. Ltd.	3,900	95,875
Subaru Corp.	13,800	464,519
Sumitomo Chemical Co. Ltd.	33,000	189,535
Sumitomo Corp.	25,900	336,660
Sumitomo Dainippon Pharma Co. Ltd.	3,700	50,430
Sumitomo Electric Industries Ltd.	16,900	259,942
Sumitomo Heavy Industries Ltd.	12,000	79,058
Sumitomo Metal Mining Co. Ltd.	11,000	146,748
Sumitomo Mitsui Financial Group Inc.	30,000	1,167,993
Sumitomo Mitsui Trust Holdings Inc.	7,600	271,566
Sumitomo Realty & Development Co. Ltd.	8,000	246,455
Sumitomo Rubber Industries Ltd.	3,700	62,371
Sundrug Co. Ltd.	1,600	59,604
Suntory Beverage & Food Ltd.	3,300	153,154
Suruga Bank Ltd.	4,000	96,804
Suzuken Co. Ltd.	1,800	59,693
Suzuki Motor Corp.	7,700	364,890
Sysmex Corp.	3,500	208,802
T&D Holdings Inc.	12,200	185,427
Taiheiyo Cement Corp.	26,000	94,545
Taisei Corp.	24,000	218,929
Taisho Pharmaceutical Holdings Co. Ltd.	700	53,212
Taiyo Nippon Sanso Corp.	3,000	33,634
Takashimaya Co. Ltd.	6,000	57,026
Takeda Pharmaceutical Company Ltd.	16,000	812,127
TDK Corp.	2,900	190,540
Teijin Ltd.	4,600	88,381
Terumo Corp.	7,200	283,263
THK Co. Ltd.	2,400	67,855
Tobu Railway Co. Ltd.	22,000	119,902
Toho Co. Ltd.	2,700	83,058
Toho Gas Co. Ltd.	7,000	50,909
Tohoku Electric Power Co. Inc.	9,800	135,488
Tokio Marine Holdings Inc.	15,400	636,812

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Electric Power Company Holdings Inc. (c)	33,600	$138,313
Tokyo Electron Ltd.	3,500	471,749
Tokyo Gas Co. Ltd.	44,000	228,577
Tokyo Tatemono Co. Ltd.	5,000	65,437
Tokyu Corp.	24,000	182,867
Tokyu Fudosan Holdings Corp.	11,900	70,252
Toppan Printing Co. Ltd.	12,000	131,443
Toray Industries Inc.	33,000	275,883
Toshiba Corp. (c)	90,000	217,488
Tosoh Corp.	13,000	133,034
Toto Ltd.	3,000	114,425
Toyo Seikan Kaisha Ltd.	3,800	64,057
Toyo Suisan Kaisha Ltd.	2,000	76,550
Toyoda Gosei Co. Ltd.	1,600	38,110
Toyota Industries Corp.	3,700	194,417
Toyota Motor Corp.	58,400	3,059,802
Toyota Tsusho Corp.	4,800	143,605
Trend Micro Inc.	2,700	138,991
Tsuruha Holdings Inc.	800	84,854
Unicharm Corp.	8,700	218,283
United Urban Investment Corp.	64	91,327
USS Co. Ltd.	5,200	103,237
West Japan Railway Co.	3,800	268,120
Yahoo Japan Corp.	32,200	139,994
Yakult Honsha Co. Ltd.	2,000	136,030
Yamada Denki Co. Ltd.	16,100	79,874
Yamaguchi Financial Group Inc.	5,000	60,325
Yamaha Corp.	3,500	120,738
Yamaha Motor Co. Ltd.	6,000	154,594
Yamato Holdings Co. Ltd.	8,000	162,063
Yamazaki Baking Co. Ltd.	3,000	59,720
Yaskawa Electric Corp.	5,000	105,846
Yokogawa Electric Corp.	4,800	76,860
Yokohama Rubber Company Ltd., The	2,500	50,122

		71,642,759

Netherlands (3.49%)
ABN AMRO Group NV CVA (d)	6,352	168,387
Aegon NV	40,476	206,689
AerCap Holdings NV (c)	3,351	155,587
Akzo Nobel NV	5,633	489,542
Altice NV Class A (c)	8,870	204,644
Altice NV Class B (c)	2,010	46,385
ASML Holding NV	8,306	1,082,432
Coca-Cola European Partners PLC	4,879	198,104
Gemalto NV	1,814	108,876
Heineken Holding NV	2,199	201,555
Heineken NV	5,194	505,019
ING Groep NV	86,912	1,498,924
Koninklijke Ahold Delhaize NV	28,838	551,371
Koninklijke DSM NV	4,150	301,649
Koninklijke KPN NV	77,032	246,438
Koninklijke Philips NV	21,307	756,721
Koninklijke Vopak NV	1,674	77,626
NN Group NV	6,881	244,576

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NXP Semiconductors NV (c)	7,739	$847,034
Randstad Holding NV	2,674	156,126
Reed Elsevier NV	21,605	444,171
Royal Boskalis Westminster NV	2,079	67,520
Unilever NV CVA	36,431	2,010,578
Wolters Kluwer CVA	6,661	281,985

		10,851,939

New Zealand (0.17%)
Auckland International Airport Ltd.	20,331	106,227
Contact Energy Ltd.	16,795	64,121
Fletcher Building Ltd.	16,252	95,157
Mercury NZ Ltd.	15,055	36,627
Meridian Energy Ltd.	27,088	57,764
Ryman Healthcare Ltd.	9,616	58,416
Spark New Zealand Ltd.	43,136	119,486

		537,798

Norway (0.60%)
DnB NOR ASA	22,571	383,900
Gjensidige Forsikring ASA	4,480	76,467
Marine Harvest ASA	8,627	147,663
Norsk Hydro ASA	30,366	168,329
Orkla ASA	17,579	178,659
Schibsted ASA Class A	1,778	42,934
Schibsted ASA Class B	1,624	35,889
Statoil ASA	25,334	419,970
Telenor ASA	16,469	273,209
Yara International ASA	3,972	149,198

		1,876,218

Portugal (0.15%)
Energias de Portugal SA	54,555	178,393
Galp Energia SGPS SA	10,889	164,851
Jeronimo Martins SGPS SA	5,630	109,894

		453,138

Singapore (1.29%)
Ascendas Real Estate Investment Trust	48,762	92,441
CapitaLand Commercial Trust Ltd.	43,000	51,847
Capitaland Ltd.	58,892	149,716
CapitaLand Mall Trust	58,000	83,203
City Developments Ltd.	10,031	78,179
Comfortdelgro Corp. Ltd.	47,000	78,518
DBS Group Holdings Ltd.	39,967	602,081
Genting Singapore PLC	136,500	107,575
Global Logistic Properties Ltd.	60,100	124,849
Golden Agri-Resources Ltd.	166,702	45,406
Hutchison Port Holdings Trust	99,300	42,699
Jardine Cycle & Carriage Ltd.	2,083	67,101
Keppel Corp. Ltd.	33,202	151,691
Oversea-Chinese Banking Corporation Ltd.	68,935	540,264
SATS Ltd.	15,200	56,417

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Sembcorp Industries Ltd.	21,200	$47,428
Singapore Airlines Ltd.	11,400	83,797
Singapore Exchange Ltd.	19,000	101,297
Singapore Press Holdings Ltd.	36,030	84,530
Singapore Technologies Engineering Ltd.	36,381	97,245
Singapore Telecommunications Ltd.	183,550	518,620
StarHub Ltd.	15,000	29,635
Suntec Real Estate Investment Trust	53,000	71,988
United Overseas Bank Ltd.	29,859	501,427
UOL Group Ltd.	11,046	61,298
Wilmar International Ltd.	35,800	87,111
Yangzijiang Shipbuilding Holdings Ltd.	48,000	41,489

		3,997,852

Spain (3.41%)
Abertis Infraestructuras SA	14,748	273,217
ACS Actividades de Construccion y Servicios SA	5,278	203,906
ACS Actividades de Construccion y Servicios SA Rights (c)	5,278	4,220
Aena SA (d)	1,551	302,656
Amadeus IT Group SA	9,931	593,790
Banco Bilbao Vizcaya Argentaria SA	151,338	1,255,760
Banco de Sabadell SA	118,931	241,654
Banco Santander SA	324,194	2,144,651
Bankia SA	22,540	108,949
Bankinter SA	15,383	141,700
CaixaBank SA	80,691	385,234
Distribuidora Internacional de Alimentacion SA	14,395	89,621
Enagas SA	4,514	126,572
Endesa SA	6,666	153,566
Ferrovial SA	10,976	243,642
Gamesa Corporacion Tecnologica SA	5,332	113,851
Gas Natural SDG SA	7,857	183,875
Grifols SA	6,394	178,081
Iberdrola SA	130,039	1,029,717
Industria de Diseno Textil SA	24,727	949,211
International Consolidated Airlines Group SA	14,228	112,925
Mapfre SA	24,761	86,483
Red Electrica Corporacion SA	9,788	204,526
Repsol SA	26,030	398,384
Repsol SA Rights (c)	26,030	11,892
Telefonica SA	101,942	1,052,322

		10,590,405

Sweden (2.88%)
Alfa Laval AB	6,264	128,184
Assa Abloy AB Class B	22,416	492,504
Atlas Copco AB Class A	14,966	573,791
Atlas Copco AB Class B	9,023	311,773
Boliden AB	6,118	166,956
Electrolux AB Series B	5,586	183,068
Essity Aktiebolag Class B (c)	13,326	364,600

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Getinge AB B Shares	4,571	$89,470
Hennes & Mauritz AB (H&M) B Shares	21,399	533,153
Hexagon AB B Shares	5,817	276,533
Husqvarna AB B Shares	9,274	92,138
ICA Gruppen AB	1,730	64,397
Industrivarden AB C Shares	3,651	87,540
Investor AB B Shares	10,201	491,603
Kinnevik AB Class B	5,361	164,113
L E Lundbergforetagen AB B Shares	854	67,410
Lundin Petroleum AB (c)	4,059	78,099
Millicom International Cellular SA SDR	1,498	88,478
Nordea Bank AB	68,781	875,203
Sandvik AB	24,742	389,131
Securitas AB Class B	7,197	121,307
Skandinaviska Enskilda Banken AB Class A	33,969	410,868
Skanska AB Class B	7,668	181,945
SKF AB B Shares	9,025	182,863
Svenska Handelsbanken AB A Shares	33,447	478,795
Swedbank AB - A Shares	20,239	493,201
Swedish Match AB	4,229	148,936
Tele2 AB B Shares	7,142	74,771
Telefonaktiebolaget LM Ericsson B Shares	68,850	492,387
Telia Company AB	57,910	266,636
Volvo AB B Shares	34,395	586,267

		8,956,120

Switzerland (8.37%)
ABB Ltd. Reg.	44,583	1,100,976
Adecco Group AG Reg.	3,673	279,238
Baloise Holding AG Reg.	1,041	160,889
Barry Callebaut AG Reg.	52	71,474
Chocoladefabriken Lindt & Sprungli AG Reg.	3	209,146
Chocoladefabriken Lindt & Sprungli AG	22	127,563
Compagnie Financiere Richemont SA Reg.	11,675	961,857
Credit Suisse Group AG Reg.	52,482	758,578
Dufry AG Reg. (c)	783	128,282
Ems-Chemie Holding AG Reg	173	127,553
Geberit AG Reg.	828	386,152
Givaudan SA Reg.	207	414,043
Julius Baer Group Ltd.	5,026	264,430
Kuehne & Nagel International AG Reg.	1,222	203,900
LafargeHolcim Ltd. Reg.	10,144	580,775
Lonza Group AG Reg.	1,674	361,894
Nestle SA Reg.	69,608	6,057,762
Novartis AG Reg.	49,946	4,156,524
Pargesa Holding SA	681	51,808
Partners Group Holding AG	392	243,033
Roche Holding AG	15,714	4,001,834
Schindler Holding AG	895	189,379

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Schindler Holding AG Reg.	476	$98,685
SGS SA Reg	121	293,004
Sika AG	47	301,929
Sonova Holding AG Reg.	1,149	186,567
Straumann Holding AG Reg.	213	121,172
Swatch Group AG Reg., The	1,093	79,846
Swatch Group AG, The	682	251,847
Swiss Life Holding AG Reg.	712	240,279
Swiss Prime Site AG Reg.	1,448	131,527
Swiss Re AG	7,287	666,082
Swisscom AG	571	275,526
UBS Group AG	81,826	1,385,811
Vifor Pharma AG	1,090	120,151
Zurich Insurance Group AG	3,386	985,538

		25,975,054

United Kingdom (17.48%)
3i Group PLC	21,674	254,769
Aberdeen Asset Management PLC	21,593	84,934
Admiral Group PLC	4,312	112,492
Anglo American PLC (c)	29,795	397,378
Antofagasta PLC	8,948	93,176
Ashtead Group PLC	11,166	231,091
Associated British Foods PLC	7,935	303,434
AstraZeneca PLC	28,300	1,892,726
Auto Trader Group PLC (d)	22,573	111,721
Aviva PLC	90,859	622,465
Babcock International Group PLC	5,898	67,639
BAE Systems PLC	70,653	582,959
Barclays PLC	380,377	1,004,468
Barratt Developments PLC	22,784	167,219
Berkeley Group Holdings PLC, The	2,931	123,190
BHP Billiton PLC	47,071	720,977
BP PLC	437,496	2,523,148
British American Tobacco PLC	41,542	2,831,927
British Land Company PLC	21,771	171,693
BT Group PLC	190,272	730,449
Bunzl PLC	7,625	227,225
Burberry Group PLC	9,560	206,818
Capita PLC	15,168	136,610
Carnival PLC	4,273	282,721
Centrica PLC	122,933	320,548
Cobham PLC	56,275	94,991
Coca-Cola HBC AG CDI	3,830	112,638
Compass Group PLC	35,361	746,106
ConvaTec Group PLC (c) (d)	26,189	108,879
Croda International PLC	2,979	150,738
DCC PLC	1,997	181,809
Diageo PLC	56,309	1,663,710
Direct Line Insurance Group PLC	29,969	138,724
Dixons Carphone PLC	20,990	77,532
easyJet PLC	3,283	58,110
Experian PLC	21,243	435,770
Fresnillo PLC	4,520	87,482
G4S PLC	35,279	149,978
GKN PLC	38,488	163,420

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
GlaxoSmithKline PLC	109,829	$2,339,529
Glencore PLC	273,498	1,023,056
Hammerson PLC	18,272	136,722
Hargreaves Lansdown PLC	5,997	101,696
Hikma Pharmaceuticals PLC	3,239	62,014
HSBC Holdings PLC	444,262	4,118,102
IMI PLC	6,391	99,471
Imperial Brands PLC	21,371	959,878
Inmarsat PLC	10,040	100,624
InterContinental Hotels Group PLC	4,028	223,858
Intertek Group PLC	3,712	203,879
Intu Properties PLC	20,570	72,096
Investec PLC	14,760	110,251
ITV PLC	81,824	193,321
J Sainsbury PLC	36,877	120,893
Johnson Matthey PLC	4,437	165,914
Kingfisher PLC	50,949	199,540
Land Securities Group PLC	18,231	240,536
Legal & General Group PLC	133,698	449,790
Lloyds Banking Group PLC	1,598,314	1,377,060
London Stock Exchange Group PLC	7,017	333,218
Marks & Spencer Group PLC	37,478	162,694
Mediclinic International PLC	8,340	80,545
Meggitt PLC	16,132	100,202
Merlin Entertainments PLC (d)	16,303	102,029
Mondi PLC	8,140	213,523
National Grid PLC	77,832	964,861
Next PLC	3,204	160,913
Old Mutual PLC	109,420	275,622
Pearson PLC	18,861	169,870
Persimmon PLC	6,954	203,063
Petrofac Ltd.	5,227	30,091
Provident Financial PLC	3,116	98,742
Prudential PLC	57,813	1,326,007
Randgold Resources Ltd.	2,005	177,707
Reckitt Benckiser Group PLC	14,876	1,508,169
Reed Elsevier PLC (London)	24,078	520,582
Rio Tinto PLC	27,658	1,167,871
Rolls-Royce Holdings PLC	40,859	474,162
Royal Bank of Scotland Group PLC (c)	77,132	248,338
Royal Dutch Shell PLC Class A	99,972	2,649,743
Royal Dutch Shell PLC Class B	84,027	2,257,219
Royal Mail PLC	20,294	111,331
RSA Insurance Group PLC	22,805	182,818
Sage Group PLC, The	24,700	221,333
Schroders PLC	2,734	110,530
SEGRO PLC	22,354	142,430
Severn Trent PLC	5,419	154,005
Shire PLC	20,195	1,114,720
Sky PLC	23,289	301,508
Smith & Nephew PLC	19,569	337,711
Smiths Group PLC	8,736	181,710
SSE PLC	22,630	428,264
St. James’s Place PLC	11,984	184,493
Standard Chartered PLC (c)	73,213	741,109
Standard Life PLC	43,538	226,314

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tate & Lyle PLC	10,415	$89,800
Taylor Wimpey PLC	74,910	171,912
Tesco PLC (c)	183,582	403,611
Travis Perkins PLC	5,610	106,313
TUI AG (United Kingdom)	9,848	143,529
Unilever PLC	28,707	1,553,530
United Utilities Group PLC	15,074	170,317
Vodafone Group PLC	595,374	1,688,531
Weir Group PLC, The	4,938	111,329
Whitbread PLC	4,175	215,715
William Morrison Supermarkets PLC	49,550	155,662
Wolseley PLC	5,655	347,129
Worldpay Group PLC (d)	44,733	183,410
WPP PLC	28,785	605,105

		54,279,234

Total Common Stocks
(cost $262,116,011)		304,275,892

Preferred Stocks (0.52%)
Germany (0.52%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,238	102,061
Fuchs Petrolub SE, 0.00%	1,416	77,104
Henkel AG & Co. KGaA, 0.00%	3,970	546,387
Porsche Automobil Holding SE, 0.00%	3,312	186,076
Schaeffler AG, 0.00%	3,744	53,624
Volkswagen AG, 0.00%	4,183	637,095

		1,602,347

Total Preferred Stocks
(cost $893,431)		1,602,347

	Shares	Value
Short-term Investments (0.11%)
State Street Institutional U.S. Government Money Market Fund Premier Class	330,577	$330,577

Total Short-term Investments
(cost $330,577)		330,577

TOTAL INVESTMENTS (98.62%)
(cost $263,340,019)		306,208,816
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.38%)		4,290,750

NET ASSETS (100.00%)		$310,499,566

(a)	The Fund used data provided by an independent statistical fair value service to fair value its holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(c)	Non-income producing security.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $1,829,023 or 0.59% of net assets.

(e)	At June 30, 2017, cash in the amount of $268,569 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$97,738,313	31.92
Japanese Yen	71,642,759	23.40
British Pound	54,279,234	17.73
Swiss Franc	25,975,054	8.48
Australian Dollar	21,621,907	7.06
Hong Kong Dollar	9,835,914	3.21
Swedish Krona	8,956,120	2.92
Danish Krone	5,533,146	1.81
Singapore Dollar	3,955,153	1.29
United States Dollar	3,458,886	1.13
Norwegian Krone	1,876,218	0.61
Israeli Shekel	798,314	0.26
New Zealand Dollar	537,798	0.18

Total Investments	$306,208,816	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$65,823,745	21.20
Industrials	44,543,563	14.35
Consumer Discretionary	36,645,249	11.80
Consumer Staples	35,280,277	11.36
Health Care	33,138,324	10.67
Materials	22,983,415	7.40
Information Technology	18,442,553	5.94
Energy	14,486,300	4.67
Telecommunication Services	13,026,736	4.19
Real Estate	11,076,046	3.57
Utilities	10,432,031	3.36

Total Stocks	305,878,239	98.51
Short-term Investments	330,577	0.11
Cash and Other Assets, Net of Liabilities	4,290,750	1.38

Net Assets	$310,499,566	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	September 2017	$438,283	$433,307	$(4,976)
Euro Stoxx 50 Index	37	September 2017	1,497,189	1,447,894	(49,295)
FTSE 100 Index	9	September 2017	870,883	846,687	(24,196)
Nikkei 225 Index	10	September 2017	894,451	889,997	(4,454)

Total					$(82,921)

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Shares	Value
Registered Investment Companies (99.84%)
State Farm Variable Product Trust Bond Fund (a)	3,474,786	$35,373,318
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,819,888	59,274,050

Total Registered Investment Companies
(cost $69,200,217)		94,647,368

TOTAL INVESTMENTS (99.84%)
(cost $69,200,217)		94,647,368
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.16%)		153,617

NET ASSETS (100.00%)		$94,800,985

(a)	As of June 30, 2017, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						For the six months ended June 30, 2017
Security	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income Dividends	Realized Gain (Loss) on Sales
State Farm Variable Product Trust Bond Fund	3,429,316	45,470	—	3,474,786	$35,373,318	$462,880	$—
State Farm Variable Product Trust Large Cap Equity Index Fund	2,926,635	—	106,747	2,819,888	59,274,050	—	234,397

					$94,647,368	$462,880	$234,397

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (74.20%)
Aerospace/Defense (1.64%)
Northrop Grumman Corp. 3.250%, 08/01/2023	$1,500,000	$1,551,356
Rockwell Collins Inc. 3.200%, 03/15/2024	500,000	506,826
3.500%, 03/15/2027	500,000	507,018

		2,565,200

Agriculture, Foods, & Beverage (4.90%)
PepsiCo Inc. 5.000%, 06/01/2018	1,000,000	1,032,263
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,064,089
Kellogg Co. 3.125%, 05/17/2022	1,000,000	1,025,143
Sysco Corp. 2.600%, 06/12/2022	1,000,000	1,004,530
Kellogg Co. 2.750%, 03/01/2023	1,000,000	990,581
PepsiCo Inc. 2.750%, 03/01/2023	1,000,000	1,013,048
Mondelez International Inc. 4.000%, 02/01/2024	500,000	528,424
General Mills Inc. 3.200%, 02/10/2027	500,000	495,792
Sysco Corp. 3.250%, 07/15/2027	500,000	492,297

		7,646,167

Automotive (2.86%)
Toyota Motor Credit Corp. 2.100%, 01/17/2019	1,000,000	1,006,145
2.750%, 05/17/2021	1,000,000	1,019,310
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	500,000	491,328
American Honda Finance Corp. 2.300%, 09/09/2026	1,000,000	944,412
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	1,008,791

		4,469,986

Banks (3.19%)
Bank of New York Mellon Corp. 2.200%, 03/04/2019	1,000,000	1,006,809
Wells Fargo & Co. 3.000%, 01/22/2021	500,000	510,588
Toronto-Dominion Bank, The 1.800%, 07/13/2021	500,000	489,809
U.S. Bancorp 3.700%, 01/30/2024	500,000	528,496
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	515,319
Wells Fargo & Co. 3.000%, 02/19/2025	500,000	492,240
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	942,426

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co. 3.000%, 10/23/2026	$500,000	$486,878

		4,972,565

Building Materials & Construction (0.32%)
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	500,029

Chemicals (4.86%)
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	504,338
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	522,298
Praxair Inc. 2.450%, 02/15/2022	1,000,000	1,006,003
Dow Chemical Co., The 3.000%, 11/15/2022	1,000,000	1,019,267
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	1,000,000	1,003,929
Praxair Inc. 2.700%, 02/21/2023	500,000	501,624
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	500,000	507,782
Potash Corporation of Saskatchewan Inc. 3.625%, 03/15/2024	1,000,000	1,012,752
Praxair Inc. 3.200%, 01/30/2026	500,000	510,861
Ecolab Inc. 2.700%, 11/01/2026	500,000	482,238
Potash Corporation of Saskatchewan Inc. 4.000%, 12/15/2026	500,000	515,556

		7,586,648

Commercial Service/Supply (1.30%)
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,007,052
Cintas Corp. No. 2 3.250%, 06/01/2022	1,000,000	1,027,198

		2,034,250

Computer Software & Services (2.57%)
Automatic Data Processing Inc. 2.250%, 09/15/2020	500,000	506,184
Texas Instruments Inc. 2.750%, 03/12/2021	500,000	510,416
Automatic Data Processing Inc. 3.375%, 09/15/2025	500,000	519,632
Oracle Corp. 2.650%, 07/15/2026	500,000	479,782
Microsoft Corp. 2.400%, 08/08/2026	500,000	481,188
Analog Devices Inc. 3.500%, 12/05/2026	500,000	503,894

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
QUALCOMM Inc. 3.250%, 05/20/2027	$1,000,000	$1,002,286

		4,003,382

Computers (1.30%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,008,608
3.450%, 02/19/2026	1,000,000	1,024,589

		2,033,197

Consumer & Marketing (3.25%)
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	501,614
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,069,708
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	1,011,841
Reckitt Benckiser Treasury Services PLC (a) 2.750%, 06/26/2024	1,500,000	1,487,273
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,000,000	993,943

		5,064,379

Electronic/Electrical Manufacturing (0.64%)
Emerson Electric Co. 2.625%, 02/15/2023	1,000,000	1,005,469

Financial Services (3.00%)
JPMorgan Chase & Co. 2.200%, 10/22/2019	500,000	501,598
4.350%, 08/15/2021	1,000,000	1,070,355
General Electric Capital Corp. 3.100%, 01/09/2023	287,000	297,628
JPMorgan Chase & Co. 3.200%, 01/25/2023	500,000	509,784
3.625%, 05/13/2024	500,000	515,680
GE Capital International Funding Co. 3.373%, 11/15/2025	744,000	769,264
Visa Inc. 3.150%, 12/14/2025	1,000,000	1,015,267

		4,679,576

Health Care (9.16%)
Johnson & Johnson 5.550%, 08/15/2017	500,000	502,408
AstraZeneca PLC 5.900%, 09/15/2017	500,000	504,214
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,034,916
Pfizer Inc. 2.100%, 05/15/2019	500,000	504,496

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc. 2.200%, 05/22/2019	$500,000	$503,058
Gilead Sciences Inc. 2.550%, 09/01/2020	500,000	507,206
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,064,281
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,063,625
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	1,000,000	1,015,193
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	1,031,693
Novartis Capital Corp. 3.400%, 05/06/2024	1,000,000	1,043,521
Pfizer Inc. 3.400%, 05/15/2024	500,000	522,621
Amgen Inc. 3.625%, 05/22/2024	500,000	521,576
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	500,000	511,952
Gilead Sciences Inc. 3.650%, 03/01/2026	500,000	514,165
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,000,000	973,306
Baxter International Inc. 2.600%, 08/15/2026	500,000	475,805
Abbott Laboratories 3.750%, 11/30/2026	500,000	510,406
Bristol-Myers Squibb Co. 3.250%, 02/27/2027	500,000	504,316
AstraZeneca PLC 3.125%, 06/12/2027	1,000,000	995,941

		14,304,699

Machinery & Manufacturing (6.80%)
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,000,000
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	503,354
Thermo Fisher Scientific Inc. 2.400%, 02/01/2019	500,000	503,707
Danaher Corp. 2.400%, 09/15/2020	500,000	506,413
John Deere Capital Corp. 2.800%, 03/04/2021	500,000	510,154
Caterpillar Financial Services Corp. 2.850%, 06/01/2022	1,000,000	1,017,061
Deere & Co. 2.600%, 06/08/2022	1,000,000	1,012,760
Covidien International 3.200%, 06/15/2022	1,000,000	1,033,920
3M Co. 2.000%, 06/26/2022	500,000	496,637

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	$1,000,000	$1,000,216
Siemens Financieringsmaatschappij NV (a) 3.125%, 03/16/2024	1,000,000	1,015,856
John Deere Capital Corp. 3.400%, 09/11/2025	500,000	520,388
Thermo Fisher Scientific Inc. 3.650%, 12/15/2025	500,000	514,392
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	974,960

		10,609,818

Media & Broadcasting (2.88%)
Time Warner Inc. 2.100%, 06/01/2019	500,000	500,206
Comcast Corp. 3.125%, 07/15/2022	1,000,000	1,034,223
Time Warner Inc. 3.550%, 06/01/2024	500,000	506,660
Thomson Reuters Corp. 3.850%, 09/29/2024	500,000	515,114
Walt Disney Co., The 3.150%, 09/17/2025	500,000	511,156
1.850%, 07/30/2026	500,000	455,116
S&P Global Inc. 2.950%, 01/22/2027	500,000	481,320
Moody’s Corp. (a) 3.250%, 01/15/2028	500,000	492,316

		4,496,111

Mining & Metals (0.68%)
Rio Tinto Finance USA PLC 3.500%, 03/22/2022	500,000	522,492
Barrick Gold Corp. 3.850%, 04/01/2022	500,000	533,593

		1,056,085

Oil & Gas (5.62%)
EOG Resources Inc. 5.875%, 09/15/2017	500,000	504,118
Husky Energy Inc. 6.200%, 09/15/2017	500,000	504,424
ConocoPhillips 5.200%, 05/15/2018	500,000	514,846
Apache Corp. 3.250%, 04/15/2022	1,000,000	1,014,578
Shell International Finance 2.375%, 08/21/2022	500,000	497,119
EOG Resources Inc. 2.625%, 03/15/2023	500,000	493,506
Chevron Corp. 3.326%, 11/17/2025	1,000,000	1,024,886
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,136,381

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Trans-Canada Pipelines 4.875%, 01/15/2026	$1,000,000	$1,118,544
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	984,684
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	486,880
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	500,000	495,949

		8,775,915

Retailers (4.61%)
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	513,240
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	1,006,184
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,077,812
TJX Companies Inc., The 2.750%, 06/15/2021	500,000	509,865
Walgreen Co. 3.100%, 09/15/2022	500,000	510,036
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	1,014,569
3.350%, 09/15/2025	500,000	519,198
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	1,032,940
McDonald’s Corp. 3.500%, 03/01/2027	1,000,000	1,016,493

		7,200,337

Telecom & Telecom Equipment (3.26%)
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,062,519
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	1,005,335
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,052,619
AT&T Inc. 3.400%, 05/15/2025	500,000	491,545
Verizon Communications Inc. 2.625%, 08/15/2026	500,000	459,898
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	1,017,428

		5,089,344

Transportation (3.26%)
Burlington Northern Santa Fe 3.000%, 03/15/2023	1,500,000	1,538,218
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,057,604
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	991,001
FedEx Corp. 3.300%, 03/15/2027	500,000	501,092

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
CSX Corp. 3.250%, 06/01/2027	$1,000,000	$1,006,373

		5,094,288

Utilities & Energy (8.10%)
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	504,528
Florida Power Corp. 5.800%, 09/15/2017	500,000	504,204
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	504,062
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	515,842
Florida Power Corp. 5.650%, 06/15/2018	500,000	519,130
Pacificorp 5.650%, 07/15/2018	500,000	520,129
Appalachian Power Co. 4.600%, 03/30/2021	500,000	536,918
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,057,518
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	504,795
Northern States Power Co. 2.150%, 08/15/2022	500,000	494,301
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	999,280
Indiana Michigan Power Co. 3.200%, 03/15/2023	1,000,000	1,013,579
Kansas City Power & Light Co. 3.150%, 03/15/2023	1,000,000	1,008,712
Public Service Company of Colorado 2.500%, 03/15/2023	1,000,000	990,818
Virginia Electric & Power Co. 3.450%, 02/15/2024	1,000,000	1,032,204
Commonwealth Edison Co. 2.550%, 06/15/2026	500,000	481,106
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	951,225
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	496,674

		12,635,025

Total Corporate Bonds
(cost $113,858,587)		115,822,470

	Principal amount	Value
U.S. Treasury Obligations (23.75%)
U.S. Treasury Notes 3.500%, 02/15/2018	$10,000,000	$10,140,650
2.750%, 02/15/2019	7,500,000	7,666,995
3.625%, 02/15/2020	6,000,000	6,326,484
1.375%, 08/31/2020	1,000,000	992,969
2.000%, 08/31/2021	1,000,000	1,008,789
2.000%, 02/15/2023	1,000,000	1,000,469
2.125%, 02/29/2024	1,000,000	1,001,211
2.375%, 08/15/2024	1,000,000	1,015,234
2.000%, 02/15/2025	5,000,000	4,931,445
2.250%, 02/15/2027	3,000,000	2,986,056

Total U.S. Treasury Obligations
(cost $36,648,490)		37,070,302

Short-term Investments (1.24%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,937,866	1,937,866

Total Short-term Investments
(cost $1,937,866)		1,937,866

TOTAL INVESTMENTS (99.19%)
(cost $152,444,943)		154,830,638
OTHER ASSETS, NET OF LIABILITIES (0.81%)		1,261,609

NET ASSETS (100.00%)		$156,092,247

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of these securities amounted to $8,482,963 or 5.43% of net assets.

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2017

(Unaudited)

	Principal amount	Value
Short-term Investments (100.12%)
Government Agency Securities (a) (57.39%)
Federal Home Loan Bank 0.840%, 07/12/2017	$1,600,000	$1,599,589
0.935%, 07/21/2017	2,400,000	2,398,753
1.000%, 07/25/2017	3,500,000	3,497,667
0.885%, 07/31/2017	2,000,000	1,998,525
0.910%, 08/04/2017	2,000,000	1,998,291
0.900%, 08/04/2017	2,000,000	1,998,290
1.000%, 09/05/2017	1,800,000	1,796,700
Federal Home Loan Mortgage Corp. 0.770%, 07/06/2017	1,500,000	1,499,840

		16,787,655

	Shares	Value
Registered Investment Companies (3.78%)
JPMorgan U.S. Government Money Market Fund Capital Shares	1,105,244	$1,105,244

	Principal amount	Value
U.S. Government Obligations (38.95%)
U.S. Treasury Bill 0.793%, 07/13/2017	$1,750,000	$1,749,538
0.837%, 07/20/2017	1,500,000	1,499,337
0.819%, 07/27/2017	1,500,000	1,499,114
0.848%, 08/03/2017	2,400,000	2,398,134
0.874%, 08/10/2017	2,500,000	2,497,572
0.844%, 08/17/2017	1,750,000	1,748,073

		11,391,768

Total Short-term Investments
(cost $29,284,667)		29,284,667

TOTAL INVESTMENTS (100.12%)
(cost $29,284,667)		29,284,667
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(36,474)

NET ASSETS (100.00%)		$29,248,193

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017

(Unaudited)

	Large Cap Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Assets
Investments in affiliated securities at identified cost	$—	—	—
Investments in unaffiliated securities at identified cost	60,898,904	64,174,235	41,321,047
Foreign currencies at cost	—	—	10,227

Investments in affiliated securities at market value	$—	—	—
Investments in unaffiliated securities at market value	72,223,880	68,571,700	49,774,711
Cash	—	—	19,707
Cash pledged as collateral for open futures contracts	—	—	—
Foreign currencies at value	—	—	10,206
Foreign currencies pledged for open futures contracts at value	—	—	—
Receivable for:
Dividends and interest	34,152	35,500	91,179
Shares of the Fund sold	13,262	13,851	6,716
Securities sold	559,529	457,556	777,378
SFIMC	11	1,440	4,241
Variation margin on futures contracts	—	—	—
Prepaid expenses	4,469	4,162	17,356

Total assets	72,835,303	69,084,209	50,701,494

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	3,501	5,874	11,500
Securities purchased	941,265	232,416	519,599
Trustees’ fees and expenses	1,381	1,224	2,426
Variation margin on futures contracts	—	—	—
Due to bank	—	9,630	—
Due to affiliates	39,241	32,028	42,814
Accrued liabilities	25,063	30,988	36,804

Total liabilities	1,010,451	312,160	613,143

Net assets applicable to shares outstanding of common stock	$71,824,852	68,772,049	50,088,351

Fund shares outstanding (no par value, unlimited number of shares authorized)	5,523,899	5,540,546	4,215,504
Net asset value, offering price and redemption price per share	$13.00	12.41	11.88

Analysis of Net Assets
Paid-in-capital	$56,137,314	58,538,551	44,947,497
Accumulated net realized gain (loss)	4,015,889	5,606,913	(3,612,289)
Net unrealized appreciation (depreciation)	11,324,976	4,397,465	8,454,773
Accumulated undistributed net investment income (loss)	346,673	229,120	298,370

Net assets applicable to shares outstanding	$71,824,852	68,772,049	50,088,351

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

—	—	—	69,200,217	—	—
419,118,000	241,075,191	263,340,019	—	152,444,943	29,284,667
—	—	3,177,700	—	—	—

—	—	—	94,647,368	—	—
662,065,609	320,110,147	306,208,816	—	154,830,638	29,284,667
—	—	—	143,368	—	—
187,600	234,400	—	—	—	—
—	—	2,937,279	—	—	—
—	—	268,569	—	—	—

660,382	349,538	1,328,674	—	1,415,934	672
129,469	67,228	57,445	19,053	15,240	5,718
—	25,995	3,848	—	—	—
2,964	732	—	33,291	—	4,603
6,870	—	—	—	—	—
31,158	30,899	5,236	4,295	7,011	2,317

663,084,052	320,818,939	310,809,867	94,847,375	156,268,823	29,297,977

148,626	42,951	8,567	8,804	53,879	8,895
271,195	221,596	—	—	—	—
4,719	1,807	3,164	1,500	2,256	1,205
—	12,765	82,855	—	—	—
19,767	19,523	—	—	—	—
82,673	55,534	54,599	2,649	69,680	5,350
76,912	91,035	161,116	33,437	50,761	34,334

603,892	445,211	310,301	46,390	176,576	49,784

662,480,160	320,373,728	310,499,566	94,800,985	156,092,247	29,248,193

31,522,062	22,394,409	22,905,715	5,619,718	15,328,890	29,249,296
21.02	14.31	13.56	16.87	10.18	1.00

374,145,245	223,618,671	261,730,629	63,219,110	153,542,800	29,248,193
26,803,316	15,797,004	2,313,976	3,576,694	163,752	—
242,930,327	79,078,715	42,825,878	25,447,151	2,385,695	—
18,601,272	1,879,338	3,629,083	2,558,030	—	—

662,480,160	320,373,728	310,499,566	94,800,985	156,092,247	29,248,193

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2017

(Unaudited)

	Large Cap Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends from affiliated investments	$—	—	—
Dividends from unaffiliated investments	577,700	491,654	547,269
Interest	5,072	5,970	3,421

	582,772	497,624	550,690
Less: foreign withholding taxes	—	(146)	(47,824)

Total investment income	582,772	497,478	502,866
Expenses:
Investment advisory and management fees	207,633	270,320	183,934
Audit fees	17,852	17,557	16,290
Reports to shareholders	5,579	6,349	7,610
Custodian fees	4,364	9,949	28,236
Professional fees	2,744	2,876	7,436
Errors and omissions insurance	1,835	1,651	931
Securities valuation fees	1,041	1,661	4,887
Trustees’ fees and expenses	2,529	2,454	1,086
Regulatory fees	5	5	124
ICI dues	302	284	597
Fidelity bond expense	155	130	93
License index fees	—	—	—

Total expenses	244,039	313,236	251,224
Less: expense reimbursement from SFIMC	(1,800)	(42,072)	(21,306)

Net expenses	242,239	271,164	229,918

Net investment income	340,533	226,314	272,948
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of affiliated investments	—	—	—
Net realized gain (loss) on sales of unaffiliated investments	3,206,736	5,208,197	1,608,664
Net realized gain (loss) on foreign currency transactions	—	—	(1,352)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation(depreciation) on affiliated investments	—	—	—
Change in net unrealized appreciation (depreciation) on unaffiliated investments and foreign currency transactions	2,420,215	(3,505,654)	6,738,429

Net realized and unrealized gain (loss) on investments	5,626,951	1,702,543	8,345,741

Net change in net assets resulting from operations	$5,967,484	1,928,857	8,618,689

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

—	—	—	462,880	—	—
6,564,952	2,234,846	6,536,615	—	—	—
23,904	12,773	—	—	2,517,673	92,574

6,588,856	2,247,619	6,536,615	462,880	2,517,673	92,574
—	(271)	(564,866)	—	—	—

6,588,856	2,247,348	5,971,749	462,880	2,517,673	92,574

334,226	209,938	213,507	—	386,449	14,748
17,851	17,852	17,849	16,365	25,291	20,333
44,854	41,755	36,588	13,960	24,944	15,423
10,559	6,229	54,300	33	1,439	793
9,365	7,329	38,072	2,939	3,700	1,667
16,727	7,523	4,675	2,457	4,437	877
4,463	15,868	15,928	—	9,421	1,537
14,629	7,314	5,883	3,124	4,711	1,785
605	5	124	5	5	5
2,758	1,208	1,253	—	741	140
1,413	641	594	205	371	73
30,745	32,729	2,720	—	—	—

488,195	348,391	391,493	39,088	461,509	57,381
(9,150)	(4,820)	—	(39,088)	—	(27,884)

479,045	343,571	391,493	—	461,509	29,497

6,109,811	1,903,777	5,580,256	462,880	2,056,164	63,077

—	—	—	234,397	—	—
8,565,170	13,713,836	2,326,080	—	9,864	—
—	—	66,905	—	—	—
760,023	141,229	205,921	—	—	—
(86,473)	48,919	(136,494)	—	—	—
—	—	—	5,019,044	—	—
42,047,218	(537,040)	31,648,434	—	417,869	—

51,285,938	13,366,944	34,110,846	5,253,441	427,733	—

57,395,749	15,270,721	39,691,102	5,716,321	2,483,897	63,077

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2017 (Unaudited) and the year ended December 31, 2016	2017	2016
From operations:
Net investment income	$340,533	628,875
Net realized gain (loss)	3,206,736	4,937,226
Change in net unrealized appreciation or depreciation	2,420,215	(625,994)

Net change in net assets resulting from operations	5,967,484	4,940,107
Distributions to shareholders from and in excess of:
Net investment income	—	(628,737)
Net realized gain	—	(4,905,551)

Total distributions to shareholders	—	(5,534,288)
From Fund share transactions:
Proceeds from shares sold	581,650	1,330,808
Reinvestment of distributions	—	5,534,288

	581,650	6,865,096
Less payments for shares redeemed	(1,670,673)	(3,077,547)

Net increase (decrease) in net assets from Fund share transactions	(1,089,023)	3,787,549

Total increase (decrease) in net assets	4,878,461	3,193,368

Net assets:
Beginning of period	66,946,391	63,753,023

End of period*	$71,824,852	66,946,391

* Including accumulated undistributed net investment income (loss)	$346,673	6,140

Share Information
Sold	46,218	109,795
Issued in reinvestment of distributions	—	458,136
Redeemed	(134,321)	(252,981)

Net increase (decrease)	(88,103)	314,950

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2017	2016	2017	2016	2017	2016	2017	2016

226,314	236,845	272,948	248,243	6,109,811	12,129,676	1,903,777	3,424,395
5,208,197	435,136	1,607,312	(1,039,556)	9,325,193	18,406,119	13,855,065	11,053,125
(3,505,654)	7,113,175	6,738,429	(1,481,067)	41,960,745	37,032,900	(488,121)	41,085,622

1,928,857	7,785,156	8,618,689	(2,272,380)	57,395,749	67,568,695	15,270,721	55,563,142

—	(245,976)	—	(251,042)	—	(12,424,018)	—	(3,445,508)
—	(326,786)	—	—	—	(30,733,279)	—	(10,465,627)

—	(572,762)	—	(251,042)	—	(43,157,297)	—	(13,911,135)

729,163	1,256,928	303,007	514,322	2,132,362	4,548,869	1,048,497	3,087,185
—	572,762	—	251,042	—	43,157,297	—	13,911,135

729,163	1,829,690	303,007	765,364	2,132,362	47,706,166	1,048,497	16,998,320
(1,303,749)	(1,986,967)	(447,037)	(818,322)	(24,159,185)	(48,090,888)	(11,220,854)	(19,573,660)

(574,586)	(157,277)	(144,030)	(52,958)	(22,026,823)	(384,722)	(10,172,357)	(2,575,340)

1,354,271	7,055,117	8,474,659	(2,576,380)	35,368,926	24,026,676	5,098,364	39,076,667

67,417,778	60,362,661	41,613,692	44,190,072	627,111,234	603,084,558	315,275,364	276,198,697

68,772,049	67,417,778	50,088,351	41,613,692	662,480,160	627,111,234	320,373,728	315,275,364

229,120	2,806	298,370	25,422	18,601,272	12,491,461	1,879,338	(24,439)

59,659	116,650	27,150	51,062	105,371	240,095	75,403	259,454
—	46,718	—	25,642	—	2,355,748	—	1,005,867
(106,465)	(181,687)	(40,509)	(80,309)	(1,185,619)	(2,533,401)	(806,482)	(1,576,584)

(46,806)	(18,319)	(13,359)	(3,605)	(1,080,248)	62,442	(731,079)	(311,263)

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2017 (Unaudited) and the year ended December 31, 2016	2017	2016
From operations:
Net investment income	$5,580,256	7,676,506
Net realized gain (loss)	2,598,906	2,538,928
Change in net unrealized appreciation or depreciation	31,511,940	(7,879,441)

Net change in net assets resulting from operations	39,691,102	2,335,993
Distributions to shareholders from and in excess of:
Net investment income	—	(7,931,513)
Net realized gain	—	(2,740,124)

Total distributions to shareholders	—	(10,671,637)
From Fund share transactions:
Proceeds from shares sold	1,594,828	3,189,977
Reinvestment of distributions	—	10,671,637

	1,594,828	13,861,614
Less payments for shares redeemed	(6,315,286)	(10,931,243)

Net increase (decrease) in net assets from Fund share transactions	(4,720,458)	2,930,371

Total increase (decrease) in net assets	34,970,644	(5,405,273)

Net assets:
Beginning of period	275,528,922	280,934,195

End of period*	$310,499,566	275,528,922

* Including accumulated undistributed net investment income (loss)	$3,629,083	(1,951,173)

Share Information
Sold	125,690	267,285
Issued in reinvestment of distributions	—	906,681
Redeemed	(489,056)	(910,168)

Net increase (decrease)	(363,366)	263,798

(a)	Relates to investments in affiliated investment companies.

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund				Bond Fund		Money Market Fund
2017		2016		2017	2016	2017	2016

462,880	(a)	2,095,287	(a)	2,056,164	4,431,415	63,077	15,429
234,397	(a)	3,342,297	(a)	9,864	153,888	—	—
5,019,044	(a)	1,409,816	(a)	417,869	(1,240,820)	—	—

5,716,321		6,847,400		2,483,897	3,344,483	63,077	15,429

—		(2,005,495)		(2,056,164)	(4,431,415)	(63,077)	(15,429)
—		(2,920,342)		—	(751,936)	—	—

—		(4,925,837)		(2,056,164)	(5,183,351)	(63,077)	(15,429)

847,106		2,758,790		1,825,080	2,315,024	1,306,004	3,876,178
—		4,925,837		2,056,164	5,183,351	63,077	15,429

847,106		7,684,627		3,881,244	7,498,375	1,369,081	3,891,607
(3,292,839)		(8,338,941)		(3,631,126)	(11,276,725)	(2,514,670)	(5,057,443)

(2,445,733)		(654,314)		250,118	(3,778,350)	(1,145,589)	(1,165,836)

3,270,588		1,267,249		677,851	(5,617,218)	(1,145,589)	(1,165,836)

91,530,397		90,263,148		155,414,396	161,031,614	30,393,782	31,559,618

94,800,985		91,530,397		156,092,247	155,414,396	29,248,193	30,393,782

2,558,030		2,095,150		—	—	—	—

51,405		174,455		179,629	222,517	1,306,004	3,876,177
—		317,182		201,980	497,536	63,077	15,429
(199,257)		(525,351)		(356,902)	(1,084,008)	(2,514,669)	(5,057,443)

(147,852)		(33,714)		24,707	(363,955)	(1,145,588)	(1,165,837)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The performance of the Small/Mid Cap Equity Fund is directly affected by the performance of its underlying investments. The Small/Mid Cap Equity Fund, through its investment in iShares Core S&P Mid-Cap ETF, is subject to the risks of the iShares Core S&P Mid-Cap ETF. As of June 30, 2017, the Small/Mid Cap Equity Fund invested 47.95% of its total assets in the iShares Core S&P Mid-Cap ETF. Financial statements for the iShares Core S&P Mid-Cap ETF are available, without charge, on the SEC’s website at sec.gov.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Interest income is recorded on the accrual basis, and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes and Distributions to Shareholders.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amendments to modernize reporting and disclosure of information by registered investment companies. Amendments to Regulation S-X include standardized, enhanced disclosure about derivatives in investment company financial statements and changes to rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective for reporting periods ending after August 1, 2017. At this time, management is evaluating the impact these Regulation S-X amendments may have on the Trust’s financial statements, if any.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2017:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$70,463,401	$—	$—	$70,463,401
Short-term Investments	1,760,479	—	—	1,760,479
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	34,158,251	—	—	34,158,251
Exchange-Traded Funds	33,128,777	—	—	33,128,777
Short-term Investments	1,284,672	—	—	1,284,672
International Equity Fund					—	—	—	—
Common Stocks (a)	48,423,305	4,249	—	48,427,554
Preferred Stocks (a)	74,783	—	—	74,783
Short-term Investments	1,272,374	—	—	1,272,374
Large Cap Index Fund					(17,282)	—	—	(17,282)
Common Stocks (a)	657,587,395	—	—	657,587,395
Short-term Investments	4,478,214	—	—	4,478,214
Small Cap Index Fund					43,759	—	—	43,759
Common Stocks (a)	315,458,957	29,785	0	315,488,742
Short-term Investments	4,621,405	—	—	4,621,405
International Index Fund					(82,921)	—	—	(82,921)
Common Stocks (a)	303,477,578	798,314	0	304,275,892
Preferred Stocks (a)	1,602,347	—	—	1,602,347
Short-term Investments	330,577	—	—	330,577
Balanced Fund					—	—	—	—
Registered Investment Companies	94,647,368	—	—	94,647,368
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	115,822,470	—	115,822,470
U.S. Treasury Obligations	—	37,070,302	—	37,070,302
Short-term Investments	1,937,866	—	—	1,937,866
Money Market Fund					—	—	—	—
Short-term Investments	1,105,244	28,179,423	—	29,284,667

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2016, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On June 30, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchange was closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued on June 30, 2017 at $30,958,660 were transferred from Level 2 to Level 1 in the International Equity Fund and $294,783,480 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2017 as compared to December 31, 2016.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2016	$33,010
Realized gain (loss)	33,219
Change in unrealized appreciation (depreciation)	(33,010)
Purchases	—
Issuances	—
Sales	(33,219)
Transfers in	—
Transfers out	—

Balance as of June 30, 2017	$0

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2016 or for the period ended June 30, 2017. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2016, or for the period ended June 30, 2017.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of June 30, 2017, neither Fund has entered into a forward foreign currency contract.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2017, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$17,282	(a)

Total			$—			$17,282

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$43,759	(a)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$43,759			$—

International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$82,921	(a)

Total			$—			$82,921

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2017, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Large Cap Index Fund	Stock Index Futures Contracts	$760,023	$(86,473)
Small Cap Index Fund	Stock Index Futures Contracts	141,229	48,919
International Index Fund	Stock Index Futures Contracts	205,921	(136,494)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Equity Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2017.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2017, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased
Large Cap Index Fund	68	$7,944,906
Small Cap Index Fund	64	4,392,198
International Index Fund	47	2,745,302

5.	Income Taxes and Distributions to Shareholders

As of December 31, 2016, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2016, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2017.

As of June 30, 2017, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$60,902,817	$13,141,477	$(1,820,414)	$11,321,063
Small/Mid Cap Equity Fund	64,174,235	5,820,407	(1,422,942)	4,397,465
International Equity Fund	41,629,128	9,201,606	(1,056,023)	8,145,583
Large Cap Index Fund	419,538,331	290,587,070	(48,059,792)	242,527,278
Small Cap Index Fund	241,264,262	107,828,548	(28,982,663)	78,845,885
International Index Fund	265,545,516	100,725,519	(60,062,219)	40,663,300
Balanced Fund	69,200,255	25,855,254	(408,141)	25,447,113
Bond Fund	152,444,943	2,916,172	(530,477)	2,385,695
Money Market Fund	29,284,667	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, partnership distributive share adjustments and deemed dividend distributions.

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

After utilizing capital loss carryforwards to offset realized capital gains in 2016, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2016, if not applied, the carryforwards will expire as follows:

		Year of Expiration		Non Expiring
Fund	Utilized in 2016	2017	2018	Short-term	Long-term	Total Capital Loss Carryforwards
International Equity Fund	—	2,853,861	924,320	714,559	66,161	4,558,901

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2016, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$6,140	$813,066	$8,900,848	$—	$9,720,054
Small/Mid Cap Equity Fund	2,806	421,392	7,880,443	—	8,304,641
International Equity Fund	252,297	—	1,371,444	(5,101,591)	(3,477,850)
Large Cap Index Fund	12,967,452	17,269,874	200,701,840	—	230,939,166
Small Cap Index Fund	37,132	2,067,036	79,380,168	—	81,484,336
International Index Fund	297,180	79,796	9,011,407	(310,548)	9,077,835
Balanced Fund	2,232,931	3,204,554	20,428,069	—	25,865,554
Bond Fund	—	153,888	1,967,826	—	2,121,714
Money Market Fund	—	—	—	—	—

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2016 relates to one or more of the following: short-term capital gains, foreign currency contracts, mark-to-market of PFICs, mark-to-market of non-PFICs, post-October loss deferrals, and return of capital transactions.

From November 1, 2016 through December 31, 2016, the International Equity Fund incurred $5,503 in specified losses and $537,187 in realized losses, and the International Index Fund incurred $167,170 in specified losses and $143,378 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2017.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the timing of the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of December 31, 2016, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Large Cap Equity Fund	$—	$691	$—	$(691)
Small/Mid Cap Equity Fund	—	(7,191)	—	7,191
International Equity Fund	—	(29,556)	—	29,556
Large Cap Index Fund	—	(313,929)	—	313,929
Small Cap Index Fund	—	(12,913)	—	12,913
International Index Fund	(19)	67,891	—	(67,872)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions was designated as follows for the year ended December 31, 2016.

2016	Ordinary Income	Long-term Capital Gain	Total
Small Cap Index Fund	$3,560,091	$10,351,044	$13,911,135
International Index Fund	7,971,943	2,699,694	10,671,637
Balanced Fund	2,209,504	2,716,333	4,925,837

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2016.

6.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (accrued on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund (a) (b)	0.13% on the first $500 million
0.12% on the next $250 million
0.11% on the next $250 million
0.085% on the next $2 billion
0.06% on amounts exceeding $3 billion
Small Cap Index Fund (a) (b)	0.15% on the first $150 million
0.13% on the next $850 million
0.105% on the next $2 billion
0.08% on amounts exceeding $3 billion
International Index Fund (a) (b)	0.16% on the first $150 million
0.14% on the next $850 million
0.115% on the next $2 billion
0.09% on amounts exceeding $3 billion
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund (a)	0.10% of average daily net assets

(a)    Through April 30, 2016, the investment advisory and management services fees for the Large Cap Index Fund, Small Cap Index Fund,  International Index Fund and Money Market Fund were 0.24%, 0.40%, 0.55% and 0.40%, respectively.

(b)    For purposes of calculating the breakpoints in the preceding table, the assets of the following funds are combined: S&P 500 Index Fund of the  State Farm Mutual Fund Trust and the Large Cap Index Fund; Small Cap Index Fund of the State Farm Mutual Fund Trust and the Small Cap  Index Fund; and International Index Fund of the State Farm Mutual Fund Trust and the International Index Fund.

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway as the investment sub-adviser to provide day-to-day portfolio management for approximately one-half of the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds. Effective May 1, 2017, Rainier Investment Management, LLC (“Rainier”) ceased serving as investment sub-adviser to the Small/Mid Cap Equity Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, and BlackRock determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

As of June 30, 2017, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marsico, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

Fund	BlackRock	Bridgeway	Rainier (a) (b)	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$70,154	$—	$56,749	$—	$—
Small/Mid Cap Equity Fund	—	108,875	62,098	—	—	—
International Equity Fund	—	—	—	—	59,336	66,901
Large Cap Index Fund	52,045	—	—	—	—	—
Small Cap Index Fund	52,924	—	—	—	—	—
International Index Fund	66,620	—	—	—	—	—

Total Sub-Advisory Fees	$171,589	$179,029	$62,098	$56,749	$59,336	$66,901

(a) A majority of the outstanding voting securities of Rainier Investment Management, LLC was acquired by Manning & Napier Group, LLC on April 30, 2016.

(b) Effective May 1, 2017, Ranier ceased serving as investment sub-adviser to the Small/Mid Cap Equity Fund.

Expense Reduction Agreements

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees. Prior-year reimbursements and waivers, if any, are not subject to recapture.

SFIMC has agreed to waive its fees to the extent necessary to prevent the Money Market Fund’s net investment income from decreasing below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

Effective May 1, 2017, SFIMC contractually agreed to waive 0.29% of investment advisory and management services fees for the Small/Mid Cap Equity Fund producing a net fee of 0.51% (0.80% - 0.29%). SFIMC may not discontinue this waiver before April 30, 2018, without the consent of the Board.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2017.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Investment transactions

For the six months ended June 30, 2017, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/ Maturities of U.S. Government Obligations
Large Cap Equity Fund	$21,001,963	$21,824,776	$—	$—
Small/Mid Cap Equity Fund	52,769,595	53,073,672	—	—
International Equity Fund	13,589,805	13,611,464	—	—
Large Cap Index Fund	10,281,649	24,230,415	—	—
Small Cap Index Fund	30,715,854	40,158,011	—	—
International Index Fund	3,980,286	4,089,190	—	—
Balanced Fund	462,881	2,190,000	—	—
Bond Fund	14,420,189	13,005,756	7,998,359	8,000,000

Cross trades for the six months ended June 30, 2017 were executed by the Large Cap Index and Small Cap Index Funds pursuant to Rule 17a-7 under the Investment Company Act of 1940 with other mutual funds that are affiliated with BlackRock, but are not part of the State Farm family of funds. Cross trading is the buying or selling of portfolio securities between funds. At its regularly scheduled quarterly meetings, the Board of Trustees reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

(1)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)	Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (Unaudited)		Year ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.93		$12.04	$12.91	$11.38	$8.61	$7.49
Income from Investment Operations
Net investment income (a)	0.06		0.12	0.13	0.12	0.10	0.13
Net gain (loss) on investments (both realized and unrealized)	1.01		0.84	0.06	1.68	2.77	1.12

Total from investment operations	1.07		0.96	0.19	1.80	2.87	1.25

Less Distributions
Net investment income	—		(0.12)	(0.14)	(0.17)	(0.10)	(0.13)
Net realized gain	—		(0.95)	(0.92)	(0.10)	—	—

Total distributions	—		(1.07)	(1.06)	(0.27)	(0.10)	(0.13)

Net asset value, end of period	$13.00		$11.93	$12.04	$12.91	$11.38	$8.61

Total Return (b)	8.97%		7.83%	1.33%	15.75%	33.33%	16.63%
Net assets, end of period (millions)	$71.8		$66.9	$63.8	$63.4	$55.0	$44.2
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.98	%(c)	0.99%	1.01%	0.98%	0.95%	1.52%
Ratios to average net assets absent expense reductions
Expenses	0.71	%(c)	0.70%	0.71%	0.73%	0.72%	0.75%
Net investment income	0.97	%(c)	0.99%	1.00%	0.95%	0.93%	1.47%
Portfolio turnover rate	62	%(c)	56%	52%	51%	68%	58%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	81

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (Unaudited)		Year ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.07		$10.77	$12.00	$13.12	$11.06	$9.41
Income from Investment Operations
Net investment income (a)	0.04		0.04	0.07	0.03	0.01	0.11
Net gain (loss) on investments (both realized and unrealized)	0.30		1.36	(0.54)	0.62	3.83	1.56

Total from investment operations	0.34		1.40	(0.47)	0.65	3.84	1.67

Less Distributions
Net investment income	—		(0.04)	(0.08)	(0.03)	(0.12)	(0.02)
Net realized gain	—		(0.06)	(0.68)	(1.74)	(1.66)	—

Total distributions	—		(0.10)	(0.76)	(1.77)	(1.78)	(0.02)

Net asset value, end of period	$12.41		$12.07	$10.77	$12.00	$13.12	$11.06

Total Return (b)	2.82%		13.01%	(3.99)%	4.94%	34.96%	17.77%
Net assets, end of period (millions)	$68.8		$67.4	$60.4	$63.7	$61.1	$45.9
Ratios to average net assets assuming expense reductions
Expenses	0.80	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.67	%(c)	0.39%	0.61%	0.23%	0.09%	1.03%
Ratios to average net assets absent expense reductions
Expenses	0.93	%(c)	0.93%	0.93%	0.94%	0.95%	0.96%
Net investment income	0.54	%(c)	0.36%	0.58%	0.19%	0.04%	0.97%
Portfolio turnover rate	161	%(c)	106%	119%	103%	115%	92%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (Unaudited)		Year ended December 31,
			2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.84		$10.44	$10.54	$11.34	$9.76	$8.23
Income from Investment Operations
Net investment income (a)	0.06		0.06	0.07	0.08	0.12	0.13
Net gain (loss) on investments (both realized and unrealized)	1.98		(0.60)	(0.09)	(0.75)	1.63	1.45

Total from investment operations	2.04		(0.54)	(0.02)	(0.67)	1.75	1.58

Less Distributions
Net investment income	—		(0.06)	(0.08)	(0.13)	(0.17)	(0.05)
Net realized gain	—		—	—	—	—	—

Total distributions	—		(0.06)	(0.08)	(0.13)	(0.17)	(0.05)

Net asset value, end of period	$11.88		$9.84	$10.44	$10.54	$11.34	$9.76

Total Return (b)	20.73%		(5.17)%	(0.17)%	(5.96)%	17.97%	19.19%
Net assets, end of period (millions)	$50.1		$41.6	$44.2	$44.4	$47.4	$40.6
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.19	%(c)	0.58%	0.59%	0.75%	1.10%	1.47%
Ratios to average net assets absent expense reductions
Expenses	1.09	%(c)	1.06%	1.12%	1.23%	1.18%	1.21%
Net investment income	1.10	%(c)	0.52%	0.47%	0.52%	0.92%	1.26%
Portfolio turnover rate	61	%(c)	104%	122%	98%	77%	47%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (Unaudited)		Year ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$19.24		$18.53		$19.32	$17.85	$14.10	$12.67
Income from Investment Operations
Net investment income (a)	0.19		0.38		0.35	0.33	0.29	0.28
Net gain (loss) on investments (both realized and unrealized)	1.59		1.73		(0.15)	1.97	4.16	1.73

Total from investment operations	1.78		2.11		0.20	2.30	4.45	2.01

Less Distributions
Net investment income	—		(0.40)		(0.34)	(0.31)	(0.30)	(0.25)
Net realized gain	—		(1.00)		(0.65)	(0.52)	(0.40)	(0.33)

Total distributions	—		(1.40)		(0.99)	(0.83)	(0.70)	(0.58)

Net asset value, end of period	$21.02		$19.24		$18.53	$19.32	$17.85	$14.10

Total Return (b)	9.31%		11.74%		1.12%	13.37%	32.01%	15.72%
Net assets, end of period (millions)	$662.5		$627.1		$603.1	$637.1	$599.5	$487.9
Ratios to average net assets
Expenses (c)	0.15	%(d)(e)	0.19	%(e)	0.29%	0.28%	0.29%	0.29%
Net investment income	1.89	%(d)	2.01%		1.80%	1.75%	1.80%	2.02%
Portfolio turnover rate	3	%(d)	3%		3%	3%	3%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	The expense ratio includes the effect of expense reimbursements that are less than 0.005%.

(d)	Determined on an annualized basis.

(e)	The expense ratios include the effect of expense reduction changes.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2017 (Unaudited)		Year ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$13.63		$11.78		$13.46	$13.99	$10.85	$9.79
Income from Investment Operations
Net investment income (a)	0.08		0.15		0.11	0.11	0.09	0.16
Net gain (loss) on investments (both realized and unrealized)	0.60		2.33		(0.74)	0.51	4.05	1.39

Total from investment operations	0.68		2.48		(0.63)	0.62	4.14	1.55

Less Distributions
Net investment income	—		(0.16)		(0.12)	(0.11)	(0.11)	(0.14)
Net realized gain	—		(0.47)		(0.93)	(1.04)	(0.89)	(0.35)

Total distributions	—		(0.63)		(1.05)	(1.15)	(1.00)	(0.49)

Net asset value, end of period	$14.31		$13.63		$11.78	$13.46	$13.99	$10.85

Total Return (b)	4.99%		20.96%		(4.86)%	4.37%	38.27%	15.90%
Net assets, end of period (millions)	$320.4		$315.3		$276.2	$306.2	$309.2	$238.1
Ratios to average net assets assuming expense reductions
Expenses	0.22	%(c)(d)	0.30	%(c)	0.49%	0.48%	0.49%	0.50%
Net investment income	1.21	%(d)	1.23%		0.84%	0.76%	0.68%	1.46%
Ratios to average net assets absent expense reductions
Expenses	0.22	%(d)	0.31%		0.50%	0.49%	0.50%	0.51%
Net investment income	1.21	%(d)	1.22%		0.83%	0.75%	0.67%	1.45%
Portfolio turnover rate	20	%(d)	15%		14%	15%	13%	14%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	The expense ratios include the effect of expense reduction changes.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2017		Year ended December 31,
	(Unaudited)		2016		2015	2014	2013	2012
Net asset value, beginning of period	$11.84		$12.21		$12.76	$14.01	$11.86	$10.34
Income from Investment Operations
Net investment income (a)	0.24		0.34		0.31	0.44	0.31	0.31
Net gain (loss) on investments (both realized and unrealized)	1.48		(0.24)		(0.45)	(1.26)	2.18	1.55

Total from investment operations	1.72		0.10		(0.14)	(0.82)	2.49	1.86

Less Distributions
Net investment income	—		(0.35)		(0.30)	(0.43)	(0.34)	(0.34)
Net realized gain (b)	—		(0.12)		(0.11)	—	—	—

Total distributions	—		(0.47)		(0.41)	(0.43)	(0.34)	(0.34)

Net asset value, end of period	$13.56		$11.84		$12.21	$12.76	$14.01	$11.86

Total Return (c)	14.53%		0.90%		(1.16)%	(5.88)%	20.96%	18.00%
Net assets, end of period (millions)	$310.5		$275.5		$280.9	$290.8	$316.8	$270.4
Ratios to average net assets
Expenses	0.27	%(d)(e)	0.42	%(e)	0.68%	0.64%	0.67%	0.68%
Net investment income	3.80	%(d)	2.83%		2.31%	3.12%	2.41%	2.84%
Portfolio turnover rate	3	%(d)	3%		3%	3%	3%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2012.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

(e)	The expense ratios include the effect of expense reduction changes.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2017		Year ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.87		$15.56	$16.12	$15.44	$13.54	$12.41
Income from Investment Operations
Net investment income (a)	0.08		0.37	0.34	0.34	0.33	0.30
Net gain (loss) on investments (both realized and unrealized)	0.92		0.84	(0.16)	1.07	2.08	1.03

Total from investment operations	1.00		1.21	0.18	1.41	2.41	1.33

Less Distributions
Net investment income	—		(0.37)	(0.37)	(0.34)	(0.32)	(0.17)
Net realized gain	—		(0.53)	(0.37)	(0.39)	(0.19)	(0.03)

Total distributions	—		(0.90)	(0.74)	(0.73)	(0.51)	(0.20)

Net asset value, end of period	$16.87		$15.87	$15.56	$16.12	$15.44	$13.54

Total Return (b)	6.30%		7.90%	1.11%	9.43%	17.97%	10.77%
Net assets, end of period (millions)	$94.8		$91.5	$90.3	$95.0	$90.4	$81.2
Ratios to average net assets assuming expense reductions
Expenses (c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	0.99	%(d)	2.33%	2.11%	2.15%	2.23%	2.24%
Ratios to average net assets absent expense reductions
Expenses (c)	0.08	%(d)	0.08%	0.08%	0.07%	0.08%	0.09%
Net investment income	0.91	%(d)	2.25%	2.03%	2.08%	2.15%	2.15%
Portfolio turnover rate	1	%(d)	6%	4%	4%	8%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Expense ratios relate to the Balanced Fund only and do not reflect acquired fund fees and expenses.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2017		Year ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.16		$10.28	$10.47	$10.42	$10.97	$10.94
Income from Investment Operations
Net investment income	0.13		0.29	0.29	0.31	0.33	0.34
Net gain (loss) on investments (both realized and unrealized)	0.02		(0.07)	(0.18)	0.05	(0.55)	0.03

Total from investment operations	0.15		0.22	0.11	0.36	(0.22)	0.37

Less Distributions
Net investment income	(0.13)		(0.29)	(0.29)	(0.31)	(0.33)	(0.34)
Net realized gain	—		(0.05)	(0.01)	—	—	—

Total distributions	(0.13)		(0.34)	(0.30)	(0.31)	(0.33)	(0.34)

Net asset value, end of period	$10.18		$10.16	$10.28	$10.47	$10.42	$10.97

Total Return (a)	1.53%		2.08%	1.01%	3.52%	(2.06)%	3.45%
Net assets, end of period (millions)	$156.1		$155.4	$161.0	$167.2	$168.8	$174.4
Ratios to average net assets
Expenses	0.60	%(b)	0.58%	0.59%	0.58%	0.58%	0.58%
Net investment income	2.66	%(b)	2.77%	2.77%	2.99%	3.06%	3.13%
Portfolio turnover rate	28	%(b)	10%	9%	7%	14%	8%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2017		Year ended December 31,
	(Unaudited)		2016		2015		2014		2013		2012
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (a)	—		—		—		—		—		—

Total from investment operations	—		—		—		—		—		—

Less Distributions
Net investment income (a)	—		—		—		—		—		—

Total distributions	—		—		—		—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (b)	0.21%		0.05%		0.00%		0.00%		0.00%		0.00%
Net assets, end of period (millions)	$29.2		$30.4		$31.6		$34.0		$35.9		$36.5
Ratios to average net assets assuming expense reductions
Expenses	0.20	%(c)(d)	0.30	%(d)(e)	0.10	%(e)	0.07	%(e)	0.08	%(e)	0.10	%(e)
Net investment income	0.43	%(c)	0.05%		0.00%		0.00%		0.00%		0.00%
Ratios to average net assets absent expense reductions
Expenses	0.39	%(c)	0.58%		0.71%		0.62%		0.63%		0.59%
Net investment income	0.24	%(c)	(0.23)%		(0.61)%		(0.55)%		(0.55)%		(0.49)%

(a)	Net investment income and distributions represent less than $0.01 per share in 2017 and 2016.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	The expense ratio includes the effect of the voluntary fee waiver from SFIMC described in Note 6 under Fees and Other Transactions with Affiliates.

See accompanying notes to financial statements.	89

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

231-3602.18-CH

AP2017/08/9817

8-2017
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-888-702-2307.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 23, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 23, 2017